UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-07121)

Exact name of registrant as specified in charter:	Putnam Asset Allocation Funds

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2024

Date of reporting period:	October 1, 2023 – September 30, 2024

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Dynamic Asset Allocation Growth Fund
Class A [PAEAX]
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Putnam Dynamic Asset Allocation Growth Fund for the period October 1, 2023, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$117	1.01%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class A shares of Putnam Dynamic Asset Allocation Growth Fund returned 31.92%. The Fund compares its performance to the Russell 3000 Index and the Putnam Growth Blended Benchmark¹, which returned 35.19% and 28.49%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection decisions within these strategies:
↑	Fundamental U.S. Large Cap Value strategy
↑	Quantitative U.S. Large Cap Core strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
Security selection decisions within these strategies:
↓	Fundamental International Equity strategy
↓	High Yield Fixed Income strategy
Putnam Dynamic Asset Allocation Growth Fund	PAGE 1	38952-ATSA-1124

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 9/30/2014 — 9/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class A	31.92	11.07	8.78
Class A (with sales charge)	24.33	9.76	8.14
Russell 3000 Index	35.19	15.26	12.83
Putnam Growth Blended Benchmark[1]	28.49	11.12	9.45
1	The Putnam Growth Blended Benchmark is a blended benchmark comprised of 60% Russell 3000 Index, 15% MSCI EAFE Index-NR, 15% Bloomberg U.S. Aggregate Index, 5% JPMorgan Developed High Yield Index, and 5% MSCI Emerging Markets Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$2,697,833,293
Total Number of Portfolio Holdings*	2,338
Total Management Fee Paid	$14,308,635
Portfolio Turnover Rate	133%
*	Includes derivatives, if applicable.
Putnam Dynamic Asset Allocation Growth Fund	PAGE 2	38952-ATSA-1124

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Portfolio Composition (% of Total Net Assets)
U.S. Money Market Securities, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisors, Putnam Investments Limited (“PIL”) and The Putnam Advisory Company, LLC (“PAC”), indirect, wholly-owned subsidiaries of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and new sub-advisory contracts with PIL and PAC. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL and sub-advisory agreement with PIL and PAC in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new sub-advisory agreement.
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Dynamic Asset Allocation Growth Fund	PAGE 3	38952-ATSA-1124

Putnam Dynamic Asset Allocation Growth Fund
Class C [PAECX]
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Putnam Dynamic Asset Allocation Growth Fund for the period October 1, 2023, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$203	1.76%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class C shares of Putnam Dynamic Asset Allocation Growth Fund returned 30.95%. The Fund compares its performance to the Russell 3000 Index and the Putnam Growth Blended Benchmark¹, which returned 35.19% and 28.49%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection decisions within these strategies:
↑	Fundamental U.S. Large Cap Value strategy
↑	Quantitative U.S. Large Cap Core strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
Security selection decisions within these strategies:
↓	Fundamental International Equity strategy
↓	High Yield Fixed Income strategy
Putnam Dynamic Asset Allocation Growth Fund	PAGE 1	38952-ATSC-1124

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class C 9/30/2014 — 9/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class C	30.95	10.24	8.13
Class C (with sales charge)	29.95	10.24	8.13
Russell 3000 Index	35.19	15.26	12.83
Putnam Growth Blended Benchmark[1]	28.49	11.12	9.45
1	The Putnam Growth Blended Benchmark is a blended benchmark comprised of 60% Russell 3000 Index, 15% MSCI EAFE Index-NR, 15% Bloomberg U.S. Aggregate Index, 5% JPMorgan Developed High Yield Index, and 5% MSCI Emerging Markets Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$2,697,833,293
Total Number of Portfolio Holdings*	2,338
Total Management Fee Paid	$14,308,635
Portfolio Turnover Rate	133%
*	Includes derivatives, if applicable.
Putnam Dynamic Asset Allocation Growth Fund	PAGE 2	38952-ATSC-1124

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Portfolio Composition (% of Total Net Assets)
U.S. Money Market Securities, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisors, Putnam Investments Limited (“PIL”) and The Putnam Advisory Company, LLC (“PAC”), indirect, wholly-owned subsidiaries of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and new sub-advisory contracts with PIL and PAC. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL and sub-advisory agreement with PIL and PAC in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new sub-advisory agreement.
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Dynamic Asset Allocation Growth Fund	PAGE 3	38952-ATSC-1124

Putnam Dynamic Asset Allocation Growth Fund
Class P
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Putnam Dynamic Asset Allocation Growth Fund for the period October 1, 2023, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$74	0.64%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class P shares of Putnam Dynamic Asset Allocation Growth Fund returned 32.48%. The Fund compares its performance to the Russell 3000 Index and the Putnam Growth Blended Benchmark¹, which returned 35.19% and 28.49%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection decisions within these strategies:
↑	Fundamental U.S. Large Cap Value strategy
↑	Quantitative U.S. Large Cap Core strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
Security selection decisions within these strategies:
↓	Fundamental International Equity strategy
↓	High Yield Fixed Income strategy
Putnam Dynamic Asset Allocation Growth Fund	PAGE 1	38952-ATSP-1124

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class P 9/30/2014 — 9/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class P	32.48	11.48	9.17
Russell 3000 Index	35.19	15.26	12.83
Putnam Growth Blended Benchmark[1]	28.49	11.12	9.45
1	The Putnam Growth Blended Benchmark is a blended benchmark comprised of 60% Russell 3000 Index, 15% MSCI EAFE Index-NR, 15% Bloomberg U.S. Aggregate Index, 5% JPMorgan Developed High Yield Index, and 5% MSCI Emerging Markets Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class P shares on 8/31/2016. Returns for periods before 8/31/2016 are based on the Fund’s Class Y performance, which has not been adjusted for the lower operating expenses; had it been adjusted, performance would have been higher. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$2,697,833,293
Total Number of Portfolio Holdings*	2,338
Total Management Fee Paid	$14,308,635
Portfolio Turnover Rate	133%
*	Includes derivatives, if applicable.
Putnam Dynamic Asset Allocation Growth Fund	PAGE 2	38952-ATSP-1124

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Portfolio Composition (% of Total Net Assets)
U.S. Money Market Securities, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisors, Putnam Investments Limited (“PIL”) and The Putnam Advisory Company, LLC (“PAC”), indirect, wholly-owned subsidiaries of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and new sub-advisory contracts with PIL and PAC. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL and sub-advisory agreement with PIL and PAC in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new sub-advisory agreement.
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Dynamic Asset Allocation Growth Fund	PAGE 3	38952-ATSP-1124

Putnam Dynamic Asset Allocation Growth Fund
Class R [PASRX]
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Putnam Dynamic Asset Allocation Growth Fund for the period October 1, 2023, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$146	1.26%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class R shares of Putnam Dynamic Asset Allocation Growth Fund returned 31.65%. The Fund compares its performance to the Russell 3000 Index and the Putnam Growth Blended Benchmark¹, which returned 35.19% and 28.49%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection decisions within these strategies:
↑	Fundamental U.S. Large Cap Value strategy
↑	Quantitative U.S. Large Cap Core strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
Security selection decisions within these strategies:
↓	Fundamental International Equity strategy
↓	High Yield Fixed Income strategy
Putnam Dynamic Asset Allocation Growth Fund	PAGE 1	38952-ATSR-1124

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R 9/30/2014 — 9/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class R	31.65	10.80	8.51
Russell 3000 Index	35.19	15.26	12.83
Putnam Growth Blended Benchmark[1]	28.49	11.12	9.45
1	The Putnam Growth Blended Benchmark is a blended benchmark comprised of 60% Russell 3000 Index, 15% MSCI EAFE Index-NR, 15% Bloomberg U.S. Aggregate Index, 5% JPMorgan Developed High Yield Index, and 5% MSCI Emerging Markets Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$2,697,833,293
Total Number of Portfolio Holdings*	2,338
Total Management Fee Paid	$14,308,635
Portfolio Turnover Rate	133%
*	Includes derivatives, if applicable.
Putnam Dynamic Asset Allocation Growth Fund	PAGE 2	38952-ATSR-1124

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Portfolio Composition (% of Total Net Assets)
U.S. Money Market Securities, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisors, Putnam Investments Limited (“PIL”) and The Putnam Advisory Company, LLC (“PAC”), indirect, wholly-owned subsidiaries of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and new sub-advisory contracts with PIL and PAC. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL and sub-advisory agreement with PIL and PAC in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new sub-advisory agreement.
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Dynamic Asset Allocation Growth Fund	PAGE 3	38952-ATSR-1124

Putnam Dynamic Asset Allocation Growth Fund
Class R5 [PADEX]
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Putnam Dynamic Asset Allocation Growth Fund for the period October 1, 2023, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$91	0.78%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class R5 shares of Putnam Dynamic Asset Allocation Growth Fund returned 32.26%. The Fund compares its performance to the Russell 3000 Index and the Putnam Growth Blended Benchmark¹, which returned 35.19% and 28.49%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection decisions within these strategies:
↑	Fundamental U.S. Large Cap Value strategy
↑	Quantitative U.S. Large Cap Core strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
Security selection decisions within these strategies:
↓	Fundamental International Equity strategy
↓	High Yield Fixed Income strategy
Putnam Dynamic Asset Allocation Growth Fund	PAGE 1	38952-ATSR5-1124

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R5 9/30/2014 — 9/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class R5	32.26	11.34	9.06
Russell 3000 Index	35.19	15.26	12.83
Putnam Growth Blended Benchmark[1]	28.49	11.12	9.45
1	The Putnam Growth Blended Benchmark is a blended benchmark comprised of 60% Russell 3000 Index, 15% MSCI EAFE Index-NR, 15% Bloomberg U.S. Aggregate Index, 5% JPMorgan Developed High Yield Index, and 5% MSCI Emerging Markets Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$2,697,833,293
Total Number of Portfolio Holdings*	2,338
Total Management Fee Paid	$14,308,635
Portfolio Turnover Rate	133%
*	Includes derivatives, if applicable.
Putnam Dynamic Asset Allocation Growth Fund	PAGE 2	38952-ATSR5-1124

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Portfolio Composition (% of Total Net Assets)
U.S. Money Market Securities, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisors, Putnam Investments Limited (“PIL”) and The Putnam Advisory Company, LLC (“PAC”), indirect, wholly-owned subsidiaries of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and new sub-advisory contracts with PIL and PAC. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL and sub-advisory agreement with PIL and PAC in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new sub-advisory agreement.
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Dynamic Asset Allocation Growth Fund	PAGE 3	38952-ATSR5-1124

Putnam Dynamic Asset Allocation Growth Fund
Class R6 [PAEEX]
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Putnam Dynamic Asset Allocation Growth Fund for the period October 1, 2023, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$79	0.68%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class R6 shares of Putnam Dynamic Asset Allocation Growth Fund returned 32.41%. The Fund compares its performance to the Russell 3000 Index and the Putnam Growth Blended Benchmark¹, which returned 35.19% and 28.49%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection decisions within these strategies:
↑	Fundamental U.S. Large Cap Value strategy
↑	Quantitative U.S. Large Cap Core strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
Security selection decisions within these strategies:
↓	Fundamental International Equity strategy
↓	High Yield Fixed Income strategy
Putnam Dynamic Asset Allocation Growth Fund	PAGE 1	38952-ATSR6-1124

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R6 9/30/2014 — 9/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class R6	32.41	11.45	9.17
Russell 3000 Index	35.19	15.26	12.83
Putnam Growth Blended Benchmark[1]	28.49	11.12	9.45
1	The Putnam Growth Blended Benchmark is a blended benchmark comprised of 60% Russell 3000 Index, 15% MSCI EAFE Index-NR, 15% Bloomberg U.S. Aggregate Index, 5% JPMorgan Developed High Yield Index, and 5% MSCI Emerging Markets Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$2,697,833,293
Total Number of Portfolio Holdings*	2,338
Total Management Fee Paid	$14,308,635
Portfolio Turnover Rate	133%
*	Includes derivatives, if applicable.
Putnam Dynamic Asset Allocation Growth Fund	PAGE 2	38952-ATSR6-1124

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Portfolio Composition (% of Total Net Assets)
U.S. Money Market Securities, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisors, Putnam Investments Limited (“PIL”) and The Putnam Advisory Company, LLC (“PAC”), indirect, wholly-owned subsidiaries of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and new sub-advisory contracts with PIL and PAC. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL and sub-advisory agreement with PIL and PAC in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new sub-advisory agreement.
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Dynamic Asset Allocation Growth Fund	PAGE 3	38952-ATSR6-1124

Putnam Dynamic Asset Allocation Growth Fund
Class Y [PAGYX]
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Putnam Dynamic Asset Allocation Growth Fund for the period October 1, 2023, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$88	0.76%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class Y shares of Putnam Dynamic Asset Allocation Growth Fund returned 32.28%. The Fund compares its performance to the Russell 3000 Index and the Putnam Growth Blended Benchmark¹, which returned 35.19% and 28.49%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection decisions within these strategies:
↑	Fundamental U.S. Large Cap Value strategy
↑	Quantitative U.S. Large Cap Core strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
Security selection decisions within these strategies:
↓	Fundamental International Equity strategy
↓	High Yield Fixed Income strategy
Putnam Dynamic Asset Allocation Growth Fund	PAGE 1	38952-ATSY-1124

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class Y 9/30/2014 — 9/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class Y	32.28	11.35	9.06
Russell 3000 Index	35.19	15.26	12.83
Putnam Growth Blended Benchmark[1]	28.49	11.12	9.45
1	The Putnam Growth Blended Benchmark is a blended benchmark comprised of 60% Russell 3000 Index, 15% MSCI EAFE Index-NR, 15% Bloomberg U.S. Aggregate Index, 5% JPMorgan Developed High Yield Index, and 5% MSCI Emerging Markets Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$2,697,833,293
Total Number of Portfolio Holdings*	2,338
Total Management Fee Paid	$14,308,635
Portfolio Turnover Rate	133%
*	Includes derivatives, if applicable.
Putnam Dynamic Asset Allocation Growth Fund	PAGE 2	38952-ATSY-1124

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Portfolio Composition (% of Total Net Assets)
U.S. Money Market Securities, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisors, Putnam Investments Limited (“PIL”) and The Putnam Advisory Company, LLC (“PAC”), indirect, wholly-owned subsidiaries of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and new sub-advisory contracts with PIL and PAC. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL and sub-advisory agreement with PIL and PAC in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new sub-advisory agreement.
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Dynamic Asset Allocation Growth Fund	PAGE 3	38952-ATSY-1124

Item 2. Code of Ethics:

(a) The fund’s principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund’s investment manager, or Franklin Templeton. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investment Management, LLC and Franklin Templeton which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Franklin Templeton with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC and Franklin Templeton. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In connection with the acquisition of Putnam Investments by Franklin Templeton, the Putnam Investments Code of Ethics was amended effective January 1, 2024 to reflect revised compliance processes, including: (i) Compliance with the Putnam Investments Code of Ethics will be viewed as compliance with the Franklin Templeton Code for certain Putnam employees who are dual-hatted in Franklin Templeton advisory entities (ii) Certain Franklin Templeton employees are required to hold shares of Putnam mutual funds at Putnam Investor Services, Inc. and (iii) Certain provisions of the Putnam Investments Code of Ethics are amended that are no longer needed due to organizational changes. Effective March 4, 2024, the majority of legacy Putnam employees transitioned to Franklin Templeton policies outlined in the Franklin Templeton Code.

Item 3. Audit Committee Financial Expert:

The Funds’ Audit, Compliance and Risk Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each member of the Audit, Compliance and Risk Committee also possesses a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualifies him or her for service on the Committee. In addition, the Trustees have determined that each of Mr. McGreevey and Mr. Singh qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education.The SEC has stated, and the funds’ amended and restated agreement and Declaration of Trust provides, that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit, Compliance and Risk Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund’s independent auditor:
Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
September 30, 2024	$146,454	$ —	$27,543	$ —
September 30, 2023	$145,689	$ —	$31,330	$ —

For the fiscal years ended September 30, 2024 and September 30, 2023, the fund’s independent auditor billed aggregate non-audit fees in the amounts of $983,340 and $251,962 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund’s last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund’s last two fiscal years for services traditionally performed by the fund’s auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund’s last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds’ independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund’s independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2–01 of Regulation S-X.
Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees
September 30, 2024	$ —	$791,963	$168,834	$960,797
September 30, 2023	$ —	$220,632	$ —	$220,632

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements and Other Important Information in Item 7 below.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Putnam
Dynamic Asset Allocation Growth
Fund

Financial Statements and Other Important Information

Annual | September 30, 2024

Financial Statements and Other Important Information—Annual	franklintempleton.com

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Putnam Asset Allocation Funds and Shareholders of
Putnam Dynamic Asset Allocation Growth Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund's portfolio, of Putnam Dynamic Asset Allocation Growth Fund (one of the funds constituting Putnam Asset Allocation Funds, referred to hereafter as the “Fund”) as of September 30, 2024, the related statement of operations for the year ended September 30, 2024, the statement of changes in net assets for each of the two years in the period ended September 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2024 and the financial highlights for each of the five years in the period ended September 30, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 13, 2024

We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957. We have not been able to determine the specific year we began serving as auditor.

Dynamic Asset Allocation Growth Fund	1

The fund’s portfolio 9/30/24
COMMON STOCKS (78.7%)*	Shares	Value
Advertising and marketing services (0.1%)
Magnite, Inc. †	18,304	$253,510
Publicis Groupe SA (France)	21,819	2,387,789
Trade Desk, Inc. (The) Class A †	8,019	879,283
		3,520,582
Automotive (1.6%)
Blue Bird Corp. †	9,914	475,475
BYD Co., Ltd. Class H (China)	44,500	1,587,668
Carvana Co. †	6,137	1,068,513
Dana, Inc.	20,001	211,211
Ford Motor Co.	76,405	806,837
General Motors Co.	134,850	6,046,674
Kia Corp. (South Korea)	37,525	2,857,370
Mahindra & Mahindra, Ltd. (India)	27,981	1,032,736
PACCAR, Inc.	8,598	848,451
PROG Holdings, Inc.	12,740	617,763
REV Group, Inc.	19,009	533,393
Stellantis NV (Italy)	62,313	862,371
Subaru Corp. (Japan)	104,600	1,850,492
Tesla, Inc. †	57,222	14,970,992
Toyota Motor Corp. (Japan)	22,700	408,010
United Rentals, Inc.	5,272	4,268,897
Visteon Corp. †	5,671	540,106
Volkswagen AG (Preference) (Germany)	7,927	841,946
Volvo AB Class B (Sweden)	81,282	2,150,086
		41,978,991
Banking (4.8%)
ABN AMRO Bank NV (Netherlands)	38,508	695,910
Abu Dhabi Islamic Bank PJSC (United Arab Emirates)	451,818	1,564,674
AIB Group PLC (Ireland)	104,465	598,408
Al Rajhi Bank (Saudi Arabia)	68,025	1,585,206
Amalgamated Financial Corp.	4,780	149,949
Associated Banc-Corp.	4,434	95,508
Axos Financial, Inc. †	10,024	630,309
Banco Bilbao Vizcaya Argentaria SA (Spain)	172,583	1,864,287
Banco do Brasil SA (Brazil)	278,100	1,387,514
Banco Latinoamericano de Comercio Exterior SA (Panama)	4,181	135,841
Banco Santander SA (Spain)	637,036	3,264,083
Bank Central Asia Tbk PT (Indonesia)	2,536,600	1,729,881
Bank Hapoalim BM (Israel)	133,597	1,339,056
Bank Leumi Le-Israel BM (Israel)	105,760	1,035,700
Bank Mandiri Persero Tbk PT (Indonesia)	2,895,000	1,331,686
Bank of America Corp.	277,368	11,005,962
Bank of China, Ltd. Class H (China)	5,203,000	2,429,800
Bank of Ireland Group PLC (Ireland)	188,494	2,105,009
Bank of New York Mellon Corp. (The)	88,267	6,342,867
Bank of NT Butterfield & Son, Ltd. (The) (Bermuda)	7,077	261,000
Banner Corp.	8,719	519,304
Barclays PLC (United Kingdom)	684,650	2,057,086
Berkshire Hills Bancorp, Inc.	5,964	160,611
BOC Hong Kong Holdings, Ltd. (Hong Kong)	87,500	277,222
Cathay General Bancorp	14,676	630,334
Central Pacific Financial Corp.	7,520	221,915
Citigroup, Inc.	313,352	19,615,836
Citizens Financial Group, Inc.	20,525	842,962
Commonwealth Bank of Australia (Australia)	2,458	229,272
Credit Agricole SA (France)	52,776	807,097
CrossFirst Bankshares, Inc. †	6,346	105,915
Customers Bancorp, Inc. †	9,876	458,740
DBS Group Holdings, Ltd. (Singapore)	82,510	2,443,477

2
Dynamic Asset Allocation Growth Fund

COMMON STOCKS (78.7%)* cont.	Shares	Value
Banking cont.
Enterprise Financial Services Corp.	6,560	$336,266
Erste Group Bank AG (Czech Republic)	30,380	1,664,776
FB Financial Corp.	5,640	264,685
First BanCorp/Puerto Rico (Puerto Rico)	31,410	664,950
First Busey Corp.	3,901	101,504
First Financial Corp./IN	2,298	100,767
First Horizon Corp.	51,259	796,052
Grupo Financiero Banorte SAB de CV Class O (Mexico)	135,925	967,422
Hancock Whitney Corp.	13,693	700,671
Hanmi Financial Corp.	8,031	149,377
Heritage Commerce Corp.	11,754	116,130
Hilltop Holdings, Inc.	14,385	462,622
Hope Bancorp, Inc.	22,260	279,586
HSBC Holdings PLC (United Kingdom)	339,187	3,042,853
Huntington Bancshares, Inc./OH	57,241	841,443
ICICI Bank, Ltd. (India)	253,270	3,843,510
Independent Bank Corp./MI	3,765	125,563
Intesa Sanpaolo SpA (Italy)	496,463	2,125,206
JPMorgan Chase & Co.	24,168	5,096,065
KeyCorp	50,421	844,552
Merchants Bancorp/IN	6,655	299,209
Mitsubishi UFJ Financial Group, Inc. (Japan)	325,700	3,344,480
Mizrahi Tefahot Bank, Ltd. (Israel)	25,095	980,780
National Australia Bank, Ltd. (Australia)	21,670	561,043
National Bank Holdings Corp. Class A	2,953	124,321
NatWest Group PLC (United Kingdom)	361,770	1,674,761
Nordea Bank ABP (Finland)	209,786	2,475,419
Northern Trust Corp.	8,790	791,364
OceanFirst Financial Corp.	11,712	217,726
OFG Bancorp (Puerto Rico)	8,995	404,055
Oversea-Chinese Banking Corp., Ltd. (Singapore)	195,300	2,286,176
Pacific Premier Bancorp, Inc.	8,139	204,777
Pathward Financial, Inc.	7,475	493,425
PNC Financial Services Group, Inc. (The)	29,564	5,464,905
Popular, Inc. (Puerto Rico)	8,340	836,252
Preferred Bank/Los Angeles CA	3,543	284,326
Renasant Corp.	7,686	249,795
Sandy Spring Bancorp, Inc.	4,289	134,546
Simmons First National Corp. Class A	15,580	335,593
State Street Corp.	88,104	7,794,561
Sumitomo Mitsui Financial Group, Inc. (Japan)	93,900	2,006,325
Trustmark Corp.	3,249	103,383
UBS Group AG (Switzerland)	25,679	794,612
UniCredit SpA (Italy)	74,428	3,267,508
Univest Financial Corp.	4,869	137,014
Veritex Holdings, Inc.	11,922	313,787
Webster Financial Corp.	18,747	873,798
Wells Fargo & Co.	14,474	817,636
Westamerica Bancorp	2,088	103,189
Western Alliance Bancorp	9,610	831,169
WSFS Financial Corp.	2,401	122,427
Zions Bancorp NA	16,942	800,001
		129,574,784
Basic materials (3.8%)
AdvanSix, Inc.	6,513	197,865
Air Liquide SA (France)	6,292	1,215,048
American Woodmark Corp. †	4,398	410,993
Andersons, Inc. (The)	7,396	370,835
AptarGroup, Inc.	5,046	808,319
ArcelorMittal SA (France)	22,672	593,658

Dynamic Asset Allocation Growth Fund
3

COMMON STOCKS (78.7%)* cont.	Shares	Value
Basic materials cont.
Archer-Daniels-Midland Co.	14,569	$870,352
Arcosa, Inc.	1,153	109,258
Arkema SA (France)	8,727	831,235
Atkore, Inc.	1,268	107,450
Avient Corp.	2,545	128,064
Axalta Coating Systems, Ltd. †	22,841	826,616
Beacon Roofing Supply, Inc. †	1,236	106,827
BHP Group, Ltd. (ASE Exchange) (Australia)	98,375	3,054,165
BHP Group, Ltd. (London Exchange) (Australia)	9,200	284,498
Boise Cascade Co.	4,870	686,573
Carpenter Technology Corp.	734	117,132
CF Industries Holdings, Inc.	11,662	1,000,600
Cie de Saint-Gobain SA (France)	42,867	3,909,575
Cleveland-Cliffs, Inc. †	32,241	411,718
Commercial Metals Co.	2,053	112,833
Constellium SE (France) †	34,703	564,271
Corteva, Inc.	89,404	5,256,061
CRH PLC (London Exchange)	57,084	5,224,415
CRH PLC	53,645	4,975,037
Dole PLC (Ireland)	34,781	566,582
Dow, Inc.	15,466	844,908
DuPont de Nemours, Inc.	50,353	4,486,956
Eastman Chemical Co.	33,206	3,717,412
Evonik Industries AG (Germany)	24,022	562,340
Fortescue, Ltd. (Australia)	146,326	2,063,867
Freeport-McMoRan, Inc.	137,903	6,884,118
Fresh Del Monte Produce, Inc.	9,888	292,092
Frontdoor, Inc. †	13,686	656,791
Gibraltar Industries, Inc. †	1,568	109,650
Glencore PLC (United Kingdom)	257,955	1,477,218
HeidelbergCement AG (Germany)	15,445	1,682,575
Holcim AG (Switzerland)	29,709	2,909,486
Huntsman Corp.	36,736	889,011
Ingevity Corp. †	2,935	114,465
Innospec, Inc.	3,533	399,547
Janus International Group, Inc. †	5,154	52,107
Kaiser Aluminum Corp.	1,426	103,414
Larsen & Toubro, Ltd. (India)	23,912	1,048,624
Latham Group, Inc. †	17,380	118,184
Limbach Holdings, Inc. †	2,475	187,506
Linde PLC	9,826	4,685,626
Louisiana-Pacific Corp.	25,360	2,725,186
LSB Industries, Inc. †	13,694	110,100
LyondellBasell Industries NV Class A	8,818	845,646
Minerals Technologies, Inc.	8,110	626,335
Mosaic Co. (The)	32,682	875,224
Mueller Industries, Inc.	2,284	169,244
Nippon Sanso Holdings Corp. (Japan)	79,400	2,914,213
Northern Star Resources, Inc. (Australia)	29,911	327,652
Nucor Corp.	5,928	891,216
Orion SA (Luxembourg)	6,988	124,456
Packaging Corp. of America	4,581	986,747
PPG Industries, Inc.	27,422	3,632,319
Primoris Services Corp.	12,402	720,308
Proto Labs, Inc. †	3,582	105,203
Prysmian SpA (Italy)	63,199	4,598,264
Rayonier Advanced Materials, Inc. †	13,649	116,835
Rio Tinto PLC (United Kingdom)	31,602	2,243,350
ROCKWOOL International A/S Class B (Denmark)	1,439	675,547
Sherwin-Williams Co. (The)	12,840	4,900,643
Shin-Etsu Chemical Co., Ltd. (Japan)	68,500	2,862,641

4
Dynamic Asset Allocation Growth Fund

COMMON STOCKS (78.7%)* cont.	Shares	Value
Basic materials cont.
Sterling Construction Co., Inc. †	5,545	$804,136
Sumitomo Metal Mining Co., Ltd. (Japan)	3,700	111,038
Sylvamo Corp.	8,156	700,193
Tronox Holdings PLC	8,672	126,871
Tutor Perini Corp. †	10,655	289,390
UFP Industries, Inc.	6,705	879,763
UltraTech Cement, Ltd. (India)	7,937	1,117,560
Weyerhaeuser Co. R	26,141	885,134
Worthington Steel, Inc.	3,023	102,812
Zijin Mining Group Co., Ltd. Class H (China)	828,000	1,848,632
		103,342,535
Building materials (0.3%)
Apogee Enterprises, Inc.	6,560	459,298
JELD-WEN Holding, Inc. †	20,867	329,907
Modine Manufacturing Co. †	2,023	268,634
Mohawk Industries, Inc. †	5,571	895,148
Owens Corning	5,284	932,732
Trane Technologies PLC	14,023	5,451,161
Vulcan Materials Co.	1,722	431,240
		8,768,120
Capital goods (3.6%)
ABB, Ltd. (Switzerland)	59,022	3,424,197
Adient PLC †	12,488	281,854
Airbus SE (France)	11,074	1,620,749
Alamo Group, Inc.	577	103,935
Albany International Corp. Class A	1,258	111,773
Allison Transmission Holdings, Inc.	9,344	897,678
American Axle & Manufacturing Holdings, Inc. †	65,903	407,281
Applied Industrial Technologies, Inc.	2,054	458,309
Argan, Inc.	2,089	211,887
Ball Corp.	35,711	2,425,134
Belden, Inc.	4,588	537,392
Caterpillar, Inc.	2,473	967,240
Columbus McKinnon Corp./NY	3,336	120,096
Crown Holdings, Inc.	8,782	842,018
Cummins, Inc.	2,584	836,673
Curtiss-Wright Corp.	2,698	886,806
Dassault Aviation SA (France)	2,974	614,095
Donaldson Co., Inc.	11,557	851,751
Eaton Corp. PLC	2,546	843,846
Elite Material Co., Ltd. (Taiwan)	50,000	705,931
Enviri Corp. †	13,258	137,088
Federal Signal Corp.	1,194	111,591
Flowserve Corp.	17,185	888,293
Fortive Corp.	11,709	924,191
Franklin Electric Co., Inc.	1,157	121,277
GEA Group AG (Germany)	16,578	813,093
Gentherm, Inc. †	2,125	98,919
Graco, Inc.	9,349	818,131
HD Hyundai Electric Co., Ltd. (South Korea)	2,432	611,890
Hitachi, Ltd. (Japan)	72,400	1,919,854
Honeywell International, Inc.	24,751	5,116,279
Howmet Aerospace, Inc.	8,235	825,559
Hyster-Yale, Inc.	3,342	213,119
Ingersoll Rand, Inc.	50,965	5,002,724
Interface, Inc.	9,411	178,527
ITT, Inc.	3,006	449,427
Johnson Controls International PLC	46,426	3,603,122
KEI Industries, Ltd. (India)	21,874	1,120,155
Komatsu, Ltd. (Japan)	10,600	296,744
Legrand SA (France)	6,323	728,446
Lockheed Martin Corp.	21,023	12,289,205

Dynamic Asset Allocation Growth Fund
5

COMMON STOCKS (78.7%)* cont.	Shares	Value
Capital goods cont.
Mitsubishi Electric Corp. (Japan)	254,700	$4,131,472
Moog, Inc. Class A	580	117,172
Mueller Water Products, Inc. Class A	5,591	121,325
Northrop Grumman Corp.	11,907	6,287,730
NuScale Power Corp. †	13,077	151,432
O-I Glass, Inc. †	8,466	111,074
Otis Worldwide Corp.	33,930	3,526,684
Parker Hannifin Corp.	1,004	634,347
Powell Industries, Inc.	3,076	682,841
RTX Corp.	46,400	5,621,824
Ryerson Holding Corp.	5,809	115,657
Schindler Holding AG (Switzerland)	3,607	1,058,669
Shyft Group, Inc. (The)	9,473	118,886
Smiths Group PLC (United Kingdom)	28,018	629,649
Steelcase, Inc. Class A	4,087	55,134
Stoneridge, Inc. †	4,507	50,433
Tennant Co.	1,110	106,604
Terex Corp.	9,938	525,820
Textron, Inc.	9,393	832,032
TransDigm Group, Inc.	2,416	3,447,946
Veralto Corp.	8,403	939,960
Vertiv Holdings Co. Class A	43,927	4,370,297
Vinci SA (France)	46,078	5,386,359
Waste Connections, Inc.	17,031	3,045,483
Waste Management, Inc.	3,732	774,763
Watts Water Technologies, Inc. Class A	3,273	678,133
		96,938,005
Commercial and consumer services (3.0%)
Alarm.com Holdings, Inc. †	1,889	103,272
Arrowhead Pharmaceuticals, Inc. †	4,689	90,826
Automatic Data Processing, Inc.	40,872	11,310,509
Barrett Business Services, Inc.	3,281	123,070
Block, Inc. Class A †	12,355	829,391
Booking Holdings, Inc.	2,841	11,966,633
BrightView Holdings, Inc. †	11,215	176,524
Cimpress PLC (Ireland) †	4,397	360,202
Compass Group PLC (United Kingdom)	128,261	4,112,007
Ecolab, Inc.	3,653	932,720
Equifax, Inc.	11,272	3,312,390
Euronet Worldwide, Inc. †	8,368	830,357
Expedia Group, Inc. †	40,183	5,947,888
Experian PLC (United Kingdom)	60,561	3,189,724
Global Payments, Inc.	7,356	753,402
Jardine Matheson Holdings, Ltd. (Hong Kong)	34,300	1,339,758
Laureate Education, Inc.	7,790	129,392
LegalZoom.com, Inc. †	31,568	200,457
LiveRamp Holdings, Inc. †	23,517	582,751
Mastercard, Inc. Class A	44,769	22,106,932
PayPal Holdings, Inc. †	132,422	10,332,889
Verisk Analytics, Inc.	2,955	791,822
Wolters Kluwer NV (Netherlands)	13,978	2,357,692
		81,880,608
Communication services (1.7%)
American Tower Corp. R	32,471	7,551,456
AT&T, Inc.	37,355	821,810
Bharti Airtel, Ltd. (India) †	66,004	1,345,587
Charter Communications, Inc. Class A †	9,551	3,095,288
Comcast Corp. Class A	253,905	10,605,612
Credo Technology Group Holding, Ltd. †	8,621	265,527
Crown Castle, Inc. R	6,645	788,296
Deutsche Telekom AG (Germany)	7,718	226,672

6
Dynamic Asset Allocation Growth Fund

COMMON STOCKS (78.7%)* cont.	Shares	Value
Communication services cont.
DigitalBridge Group, Inc.	20,327	$287,221
InterDigital, Inc.	4,897	693,562
Iridium Communications, Inc.	29,911	910,790
KDDI Corp. (Japan)	80,700	2,585,426
Koninklijke KPN NV (Netherlands)	337,222	1,377,309
Lumen Technologies, Inc. †	54,825	389,258
Preformed Line Products Co.	840	107,587
T-Mobile US, Inc.	26,569	5,482,779
Telstra Group, Ltd. (Australia)	525,245	1,405,833
TIM SA/Brazil (Brazil)	479,900	1,649,967
Verizon Communications, Inc.	120,301	5,402,718
Xiaomi Corp. Class B (China) †	569,800	1,604,952
		46,597,650
Communications equipment (0.3%)
Arista Networks, Inc. †	2,640	1,013,285
Motorola Solutions, Inc.	13,372	6,012,452
NETGEAR, Inc. †	8,181	164,111
Viavi Solutions, Inc. †	14,233	128,382
		7,318,230
Computers (5.0%)
8x8, Inc. †	57,290	116,872
A10 Networks, Inc.	8,306	119,939
Adeia, Inc.	8,808	104,903
Agilysys, Inc. †	2,977	324,404
Alkami Technology, Inc. †	16,433	518,297
Altair Engineering, Inc. Class A †	1,187	113,370
Apple, Inc.	470,296	109,578,968
Asia Vital Components Co., Ltd. (Taiwan)	12,000	222,325
Bandwidth, Inc. Class A †	17,949	314,287
Blend Labs, Inc. Class A †	142,950	536,063
Calix, Inc. †	2,815	109,194
Check Point Software Technologies, Ltd. (Israel) †	3,100	597,711
Cisco Systems, Inc.	15,310	814,798
CommVault Systems, Inc. †	5,102	784,943
CrowdStrike Holdings, Inc. Class A †	2,973	833,837
Dropbox, Inc. Class A †	34,784	884,557
Extreme Networks, Inc. †	42,751	642,548
NetApp, Inc.	7,135	881,244
NetScout Systems, Inc. †	5,289	115,036
OneSpan, Inc. †	6,676	111,289
PDF Solutions, Inc. †	3,473	110,025
Phreesia, Inc. †	16,206	369,335
PubMatic, Inc. Class A †	9,702	144,269
Qualys, Inc. †	3,826	491,488
Rackspace Technology, Inc. †	46,383	113,638
Rapid7, Inc. †	1,462	58,319
ServiceNow, Inc. †	8,984	8,035,199
Snowflake, Inc. Class A †	7,414	851,572
SS&C Technologies Holdings, Inc.	21,260	1,577,705
Synopsys, Inc. †	3,232	1,636,652
Teradata Corp. †	28,842	875,066
Twilio, Inc. Class A †	12,961	845,316
Weave Communications, Inc. †	16,812	215,194
Zoom Video Communications, Inc. Class A †	13,796	962,133
		134,010,496
Conglomerates (1.0%)
3M Co.	76,071	10,398,906
AMETEK, Inc.	5,166	887,054
General Electric Co.	21,134	3,985,450
Marubeni Corp. (Japan)	28,200	465,916
Mitsubishi Corp. (Japan)	135,800	2,821,903

Dynamic Asset Allocation Growth Fund
7

COMMON STOCKS (78.7%)* cont.	Shares	Value
Conglomerates cont.
Mitsui & Co., Ltd. (Japan)	117,600	$2,630,010
Siemens AG (Germany)	24,559	4,968,478
SPX Technologies, Inc. †	958	152,763
		26,310,480
Consumer (0.2%)
Clorox Co. (The)	5,268	858,210
Kalyan Jewellers India, Ltd. (India)	66,959	583,117
Kimberly-Clark Corp.	6,059	862,075
LVMH Moet Hennessy Louis Vuitton SA (France)	538	412,579
Pandora A/S (Denmark)	12,537	2,066,323
		4,782,304
Consumer finance (0.8%)
American Express Co.	3,159	856,721
Bread Financial Holdings, Inc.	11,315	538,368
Capital One Financial Corp.	49,307	7,382,737
Enova International, Inc. †	7,577	634,877
Mr. Cooper Group, Inc. †	8,267	762,052
Navient Corp.	10,448	162,884
OneMain Holdings, Inc.	8,634	406,402
PennyMac Financial Services, Inc.	3,060	348,748
SLM Corp.	38,006	869,197
Synchrony Financial	17,867	891,206
Visa, Inc. Class A	27,260	7,495,137
		20,348,329
Consumer staples (5.4%)
ACCO Brands Corp.	22,300	121,981
Asahi Group Holdings, Ltd. (Japan)	110,400	1,447,008
Auto Trader Group PLC (United Kingdom)	146,893	1,707,657
BellRing Brands, Inc. †	13,022	790,696
Benefit Systems SA (Poland)	716	490,169
Boston Beer Co., Inc. (The) Class A †	2,898	837,928
Brink’s Co. (The)	6,343	733,505
Bunzl PLC (United Kingdom)	2,346	111,104
Cal-Maine Foods, Inc.	9,203	688,753
Cargurus, Inc. †	17,744	532,852
Carlsberg A/S Class B (Denmark)	3,130	372,710
Chipotle Mexican Grill, Inc. †	85,050	4,900,581
CK Hutchison Holdings, Ltd. (Hong Kong)	613,000	3,475,534
Coca-Cola Co. (The)	290,491	20,874,684
Coca-Cola Europacific Partners PLC (Spain)	31,589	2,487,634
Coca-Cola HBC AG (Italy)	42,234	1,505,737
Colgate-Palmolive Co.	55,334	5,744,223
Copart, Inc. †	41,990	2,200,276
CoreCivic, Inc. †	9,482	119,947
Costco Wholesale Corp.	2,496	2,212,754
Coursera, Inc. †	60,223	478,171
Danone SA (France)	24,730	1,801,319
Dave & Buster’s Entertainment, Inc. †	3,332	113,455
DoorDash, Inc. Class A †	65,454	9,342,249
El Pollo Loco Holdings, Inc. †	8,336	114,203
Estee Lauder Cos., Inc. (The) Class A	9,435	940,575
Etsy, Inc. †	14,971	831,340
EverQuote, Inc. Class A †	6,316	133,204
Heidrick & Struggles International, Inc.	3,431	133,329
Henkel AG & Co. KGaA Vorzug (Preference) (Germany)	6,346	596,522
Hims & Hers Health, Inc. †	3,807	70,125
Hudson Technologies, Inc. †	12,856	107,219
Imperial Brands PLC (United Kingdom)	87,427	2,543,169
Ingles Markets, Inc. Class A	1,454	108,468
Ingredion, Inc.	6,002	824,855
Insperity, Inc.	1,146	100,848

8
Dynamic Asset Allocation Growth Fund

COMMON STOCKS (78.7%)* cont.	Shares	Value
Consumer staples cont.
Inter Parfums, Inc.	1,824	$236,172
ITOCHU Corp. (Japan)	35,000	1,886,327
Itron, Inc. †	6,556	700,246
Japan Tobacco, Inc. (Japan)	14,600	425,718
Kenvue, Inc.	59,980	1,387,337
Keurig Dr Pepper, Inc.	21,671	812,229
Koninklijke Ahold Delhaize NV (Netherlands)	70,130	2,422,362
Korn Ferry	5,432	408,704
L’Oreal SA (France)	4,802	2,153,873
MakeMyTrip, Ltd. (India) †	8,313	772,693
Maplebear, Inc. †	51,564	2,100,717
McCormick & Co., Inc. (non-voting shares)	9,719	799,874
MediaAlpha, Inc. Class A †	28,918	523,705
Meituan Class B (China) †	104,500	2,219,097
MercadoLibre, Inc. (Brazil) †	550	1,128,578
Nestle SA (Switzerland)	13,121	1,318,561
Nissin Food Products Co., Ltd. (Japan)	27,500	768,467
Olaplex Holdings, Inc. †	82,532	193,950
Philip Morris International, Inc.	102,790	12,478,706
Procter & Gamble Co. (The)	49,249	8,529,927
Recruit Holdings Co., Ltd. (Japan)	53,800	3,268,479
Resideo Technologies, Inc. †	22,890	461,005
Sally Beauty Holdings, Inc. †	9,823	133,298
Sea, Ltd. ADR (Singapore) †	6,398	603,203
Shoprite Holdings, Ltd. (South Africa)	72,305	1,234,920
Simply Good Foods Co. (The) †	8,847	307,610
Sprouts Farmers Market, Inc. †	1,003	110,741
Starbucks Corp.	39,432	3,844,226
Sumber Alfaria Trijaya Tbk PT (Indonesia)	3,146,200	656,671
Tesco PLC (United Kingdom)	992,192	4,763,819
Turning Point Brands, Inc.	5,137	221,662
Tyson Foods, Inc. Class A	12,664	754,268
Uber Technologies, Inc. †	179,358	13,480,547
Unilever PLC (United Kingdom)	31,407	2,036,219
Upwork, Inc. †	48,699	508,905
USANA Health Sciences, Inc. †	2,834	107,465
WH Group, Ltd. (Hong Kong)	782,000	615,902
Yamazaki Baking Co., Ltd. (Japan)	36,300	719,263
ZipRecruiter, Inc. Class A †	12,959	123,111
Zomato, Ltd. (India) †	329,128	1,071,269
		145,884,610
Electronics (6.9%)
Advanced Micro Devices, Inc. †	20,896	3,428,615
Allied Motion Technologies, Inc.	5,518	104,787
Ambarella, Inc. †	8,705	491,006
Analog Devices, Inc.	10,286	2,367,529
Atmus Filtration Technologies, Inc.	7,069	265,300
Broadcom, Inc.	150,567	25,972,808
CEVA, Inc. †	5,343	129,033
Cirrus Logic, Inc. †	5,730	711,723
EnerSys	6,519	665,264
ESCO Technologies, Inc.	1,530	197,339
Garmin, Ltd.	4,254	748,832
Hon Hai Precision Industry Co., Ltd. (Taiwan)	612,000	3,603,371
Hoya Corp. (Japan)	46,000	6,371,163
Impinj, Inc. †	3,528	763,883
Keysight Technologies, Inc. †	5,596	889,372
MediaTek, Inc. (Taiwan)	32,000	1,179,377
Mesa Laboratories, Inc.	878	114,017
Micron Technology, Inc.	4,699	487,333
Monolithic Power Systems, Inc.	912	843,144

Dynamic Asset Allocation Growth Fund
9

COMMON STOCKS (78.7%)* cont.	Shares	Value
Electronics cont.
NKT A/S (Denmark) †	11,127	$1,052,901
NVIDIA Corp.	780,834	94,824,481
NXP Semiconductors NV	16,820	4,036,968
Photronics, Inc. †	4,584	113,500
Qorvo, Inc. †	7,287	752,747
Qualcomm, Inc.	96,565	16,420,878
Rambus, Inc. †	16,082	678,982
Samsung Electronics Co., Ltd. (South Korea)	76,843	3,591,548
Samsung Electronics Co., Ltd. (Preference) (South Korea)	85,138	3,306,495
Sanmina Corp. †	1,641	112,326
Silicon Laboratories, Inc. †	4,244	490,479
Sinbon Electronics Co., Ltd. (Taiwan)	104,000	985,163
SK Hynix, Inc. (South Korea)	7,258	971,387
STMicroelectronics NV (France)	43,895	1,310,895
Synaptics, Inc. †	1,422	110,319
Thales SA (France)	18,134	2,882,057
Trimble Inc. †	40,663	2,524,766
TTM Technologies, Inc. †	17,312	315,944
Vicor Corp. †	6,442	271,208
Vontier Corp.	55,047	1,857,286
		185,944,226
Energy (2.6%)
Alpha Metallurgical Resources, Inc.	1,783	421,109
Baker Hughes Co.	23,445	847,537
BP PLC (United Kingdom)	904,318	4,716,502
Cenovus Energy, Inc. (Canada)	40,953	684,947
Cheniere Energy, Inc.	45,283	8,143,695
ConocoPhillips	48,094	5,063,336
CONSOL Energy, Inc.	5,900	617,435
Coterra Energy, Inc.	142,747	3,418,791
DCC PLC (Ireland)	7,831	534,617
Delek US Holdings, Inc.	5,194	97,388
Devon Energy Corp.	19,893	778,214
DNOW, Inc. †	29,016	375,177
Eneos Holdings, Inc. (Japan)	111,400	609,933
Equinor ASA (Norway)	88,955	2,250,442
Exxon Mobil Corp.	95,564	11,202,012
Halliburton Co.	28,699	833,706
Helix Energy Solutions Group, Inc. †	41,883	464,901
HF Sinclair Corp.	18,705	833,682
INPEX Corp. (Japan)	32,900	445,426
Kodiak Gas Services, Inc.	10,377	300,933
Marathon Petroleum Corp.	27,453	4,472,368
Murphy Oil Corp.	17,955	605,802
Newpark Resources, Inc. †	16,220	112,405
Oceaneering International, Inc. †	22,502	559,625
OMV AG (Austria)	17,899	765,722
Par Pacific Holdings, Inc. †	15,159	266,798
PBF Energy, Inc. Class A	8,147	252,150
Peabody Energy Corp.	23,639	627,379
PetroChina Co., Ltd. Class H (China)	1,784,000	1,439,102
Repsol SA (Spain)	39,190	516,888
Schlumberger, Ltd.	20,283	850,872
Shell PLC (Euronext Amsterdam Exchange) (United Kingdom)	131,441	4,342,070
Shell PLC (London Exchange) (United Kingdom)	22,599	733,151
SM Energy Co.	6,855	273,994
SunCoke Energy, Inc.	16,847	146,232
Targa Resources Corp.	6,612	978,642
TechnipFMC PLC (United Kingdom)	173,982	4,563,548
TotalEnergies SE (France)	11,028	716,106
Valero Energy Corp.	31,463	4,248,449

10
Dynamic Asset Allocation Growth Fund

COMMON STOCKS (78.7%)* cont.	Shares	Value
Energy cont.
Warrior Met Coal, Inc.	9,061	$578,998
Weatherford International PLC	8,948	759,864
		70,449,948
Entertainment (0.2%)
Daktronics, Inc. †	13,443	173,549
Live Nation Entertainment, Inc. †	22,090	2,418,634
Sony Group Corp. (Japan)	169,200	3,287,147
Xperi, Inc. †	14,107	130,349
		6,009,679
Financial (1.2%)
3i Group PLC (United Kingdom)	63,183	2,798,911
AerCap Holdings NV (Ireland)	7,000	663,040
Ally Financial, Inc.	87,400	3,110,566
Apollo Global Management, Inc.	34,928	4,362,856
CME Group, Inc.	20,772	4,583,342
Deutsche Boerse AG (Germany)	14,631	3,434,898
Eurazeo SE (France)	3,731	306,922
Euronext NV (France)	31,343	3,402,190
Intercontinental Exchange, Inc.	5,000	803,200
Japan Exchange Group, Inc. (Japan)	141,200	1,835,079
London Stock Exchange Group PLC (United Kingdom)	26,754	3,662,916
LPL Financial Holdings, Inc.	3,635	845,610
MGIC Investment Corp.	31,982	818,739
NMI Holdings, Inc. Class A †	10,683	440,033
REC, Ltd. (India)	135,155	894,736
		31,963,038
Gaming and lottery (0.3%)
Aristocrat Leisure, Ltd. (Australia)	65,220	2,633,226
DraftKings, Inc. Class A †	73,097	2,865,402
Golden Entertainment, Inc.	4,285	136,220
International Game Technology PLC	27,874	593,716
La Francaise des Jeux SAEM (France)	11,176	459,887
Las Vegas Sands Corp.	19,993	1,006,448
Red Rock Resorts, Inc. Class A	10,127	551,314
		8,246,213
Health care (9.0%)
Abbott Laboratories	33,914	3,866,535
AbbVie, Inc.	83,641	16,517,424
ACADIA Pharmaceuticals, Inc. †	36,836	566,538
ACELYRIN, Inc. †	25,424	125,340
Addus HomeCare Corp. †	1,053	140,081
ADMA Biologics, Inc. †	5,466	109,265
Agilent Technologies, Inc.	5,775	857,472
Alkermes PLC †	4,486	125,563
Alnylam Pharmaceuticals, Inc. †	1,532	421,346
Amgen, Inc.	2,495	803,914
AngioDynamics, Inc. †	17,333	134,851
Apollo Hospitals Enterprise, Ltd. (India)	14,951	1,284,953
Arcellx, Inc. †	8,383	700,064
Arcturus Therapeutics Holdings, Inc. †	23,801	552,421
Argenx SE (Netherlands) †	2,426	1,311,713
Arvinas, Inc. †	12,292	302,752
AstraZeneca PLC (United Kingdom)	61,945	9,650,189
AstraZeneca PLC (Rights) (United Kingdom) F	3,617	11,068
AstraZeneca PLC CVR (Rights) (United Kingdom) F	6,497	1,949
AstraZeneca PLC ADR (United Kingdom)	65,745	5,122,193
AtriCure, Inc. †	8,613	241,509
Avanos Medical, Inc. †	5,393	129,594
Axogen, Inc. †	13,345	187,097
Axonics, Inc. †	3,164	220,214
Becton, Dickinson and Co.	7,867	1,896,734

Dynamic Asset Allocation Growth Fund
11

COMMON STOCKS (78.7%)* cont.	Shares	Value
Health care cont.
BioCryst Pharmaceuticals, Inc. †	27,979	$212,640
Biohaven, Ltd. †	15,053	752,198
bioMerieux (France)	4,650	557,299
Bioventus, Inc. Class A †	16,284	194,594
Blueprint Medicines Corp. †	1,114	103,045
Boston Scientific Corp. †	118,708	9,947,730
Bristol-Myers Squibb Co.	75,246	3,893,228
Cardinal Health, Inc.	7,106	785,355
CareDx, Inc. †	3,663	114,377
Castle Biosciences, Inc. †	15,065	429,654
Catalyst Pharmaceuticals, Inc. †	7,448	148,066
Chugai Pharmaceutical Co., Ltd. (Japan)	37,700	1,827,360
Cigna Group (The)	46,849	16,230,367
Cooper Cos., Inc. (The) †	7,397	816,185
Corcept Therapeutics, Inc. †	6,193	286,612
CSL, Ltd. (Australia)	852	168,299
CVS Health Corp.	14,709	924,902
Daiichi Sankyo Co., Ltd. (Japan)	56,400	1,863,023
Danaher Corp.	14,902	4,143,054
Demant A/S (Denmark) †	24,719	962,341
Denali Therapeutics, Inc. †	5,937	172,945
Dexcom, Inc. †	11,303	757,753
Dyne Therapeutics, Inc. †	7,610	273,351
Edwards Lifesciences Corp. †	11,107	732,951
Elanco Animal Health, Inc. †	52,642	773,311
Elevance Health, Inc.	1,589	826,280
Eli Lilly and Co.	31,099	27,551,848
Enanta Pharmaceuticals, Inc. †	6,762	70,054
Exelixis, Inc. †	46,609	1,209,504
Fate Therapeutics, Inc. †	37,290	130,515
Fisher & Paykel Healthcare Corp., Ltd. (New Zealand)	10,838	240,237
Fresenius SE & Co. KGaA (Germany) †	20,765	792,199
FUJIFILM Holdings Corp. (Japan)	50,500	1,307,290
Glaukos Corp. †	1,695	220,825
GSK PLC (United Kingdom)	129,784	2,642,534
Guardant Health, Inc. †	4,425	101,510
HCA Healthcare, Inc.	2,055	835,214
Health Catalyst, Inc. †	18,498	150,574
HealthEquity, Inc. †	1,510	123,594
Hologic, Inc. †	10,086	821,606
IDEXX Laboratories, Inc. †	3,649	1,843,548
ImmunityBio, Inc. †	55,098	204,965
Immunovant, Inc. †	18,354	523,273
Inari Medical, Inc. †	2,330	96,089
Incyte Corp. †	13,013	860,159
Insmed, Inc. †	11,346	828,258
Insulet Corp. †	3,630	844,883
Intuitive Surgical, Inc. †	14,177	6,964,735
Ipsen SA (France)	5,529	681,064
Ironwood Pharmaceuticals, Inc. †	78,063	321,620
Jazz Pharmaceuticals PLC †	7,194	801,484
Johnson & Johnson	4,907	795,228
Keros Therapeutics, Inc. †	3,327	193,199
Kiniksa Pharmaceuticals International PLC †	9,898	247,351
Lantheus Holdings, Inc. †	7,733	848,697
LivaNova PLC (United Kingdom) †	8,149	428,148
Lonza Group AG (Switzerland)	7,726	4,902,789
M3, Inc. (Japan)	51,900	519,725
MacroGenics, Inc. †	29,553	97,229
McKesson Corp.	13,835	6,840,301
Medpace Holdings, Inc. †	2,491	831,496

12
Dynamic Asset Allocation Growth Fund

COMMON STOCKS (78.7%)* cont.	Shares	Value
Health care cont.
Medtronic PLC	10,784	$970,884
Merck & Co., Inc.	127,592	14,489,348
Merck KGaA (Germany)	912	160,996
Neumora Therapeutics, Inc. †	9,424	124,491
Neurocrine Biosciences, Inc. †	11,972	1,379,414
Novartis AG (Switzerland)	44,355	5,107,136
Novo Nordisk A/S Class B (Denmark)	53,678	6,366,829
Novocure, Ltd. (Jersey) †	30,920	483,280
Nurix Therapeutics, Inc. †	23,906	537,168
Olympus Corp. (Japan)	35,900	682,434
Ono Pharmaceutical Co., Ltd. (Japan)	11,500	154,368
Option Care Health, Inc. †	16,667	521,677
OraSure Technologies, Inc. †	50,751	216,707
Otsuka Holdings Company, Ltd. (Japan)	10,700	607,750
Pfizer, Inc.	27,201	787,197
Protagonist Therapeutics, Inc. †	12,057	542,565
PTC Therapeutics, Inc. †	16,273	603,728
Pulse Biosciences, Inc. †	6,350	111,379
QIAGEN NV (Netherlands)	17,413	793,510
Regeneron Pharmaceuticals, Inc. †	10,666	11,212,526
Roche Holding AG (Switzerland)	14,402	4,608,887
RxSight, Inc. †	9,994	494,003
Sabra Health Care REIT, Inc. R	24,732	460,263
Sandoz Group AG (Switzerland)	39,466	1,644,663
Sanofi SA (France)	31,010	3,570,465
Schrodinger, Inc. †	4,846	89,893
Select Medical Holdings Corp.	17,935	625,393
Shionogi & Co., Ltd. (Japan)	50,900	729,610
Solventum Corp. †	11,119	775,217
Sonova Holding AG (Switzerland)	4,826	1,738,303
Stryker Corp.	2,263	817,531
Summit Therapeutics, Inc. †	28,680	628,092
Sun Pharmaceutical Industries, Ltd. (India)	48,137	1,106,690
Sutro Biopharma, Inc. †	25,825	89,355
Teladoc Health, Inc. †	59,774	548,725
Tenet Healthcare Corp. †	5,316	883,519
TG Therapeutics, Inc. †	10,578	247,419
Thermo Fisher Scientific, Inc.	12,212	7,553,977
United Therapeutics Corp. †	2,194	786,220
UnitedHealth Group, Inc.	14,270	8,343,384
Universal Health Services, Inc. Class B	3,493	799,932
Vaxcyte, Inc. †	436	49,822
Vir Biotechnology, Inc. †	25,039	187,542
Voyager Therapeutics, Inc. †	17,037	99,666
Wave Life Sciences, Ltd. †	26,004	213,233
Xencor, Inc. †	21,944	441,294
Y-mAbs Therapeutics, Inc. †	8,310	109,277
		242,545,206
Homebuilding (0.5%)
Forestar Group, Inc. †	9,073	293,693
Hovnanian Enterprises, Inc. Class A †	2,780	568,149
KB Home	6,160	527,850
Lennar Corp. Class A	4,415	827,724
M/I Homes, Inc. †	4,196	719,027
Meritage Homes Corp.	1,369	280,741
PulteGroup, Inc.	65,618	9,418,152
Taylor Wimpey PLC (United Kingdom)	205,916	452,950
Toll Brothers, Inc.	5,343	825,440
TRI Pointe Homes, Inc. †	15,842	717,801
		14,631,527

Dynamic Asset Allocation Growth Fund
13

COMMON STOCKS (78.7%)* cont.	Shares	Value
Household furniture and appliances (—%)
Hoshizaki Corp. (Japan)	7,500	$261,194
Rational AG (Germany)	429	437,987
		699,181
Insurance (2.3%)
AIA Group, Ltd. (Hong Kong)	365,000	3,187,493
Allianz SE (Germany)	5,628	1,851,156
Allstate Corp. (The)	4,886	926,630
American Financial Group, Inc.	6,641	893,879
American International Group, Inc.	67,328	4,930,430
AXA SA (France)	137,556	5,295,468
Axis Capital Holdings, Ltd.	11,394	907,076
Berkshire Hathaway, Inc. Class B †	6,679	3,074,077
CNO Financial Group, Inc.	20,114	706,001
Corebridge Financial, Inc.	79,803	2,327,055
Enstar Group, Ltd. †	2,061	662,797
Equitable Holdings, Inc.	86,113	3,619,329
Essent Group, Ltd.	1,969	126,587
Everest Group, Ltd.	2,005	785,619
Fidelis Insurance Holdings, Ltd. (United Kingdom)	7,755	140,055
Genworth Financial, Inc. Class A †	94,621	648,154
Globe Life, Inc.	9,743	1,031,881
Hamilton Insurance Group, Ltd. Class B (Bermuda) †	24,761	478,878
Horace Mann Educators Corp.	7,159	250,207
Jackson Financial, Inc. Class A	9,184	837,856
James River Group Holdings, Ltd. (Bermuda)	12,112	75,942
Loews Corp.	10,189	805,440
Marsh & McLennan Cos., Inc.	3,429	764,976
MetLife, Inc.	121,235	9,999,463
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	5,925	3,264,936
NN Group NV (Netherlands)	25,424	1,268,558
Principal Financial Group, Inc.	9,826	844,053
Progressive Corp. (The)	3,305	838,677
Prudential Financial, Inc.	7,051	853,876
Prudential PLC (United Kingdom)	244,630	2,269,492
QBE Insurance Group, Ltd. (Australia)	33,407	381,459
Reinsurance Group of America, Inc.	4,054	883,245
Talanx AG (Germany)	7,040	593,435
Tokio Marine Holdings, Inc. (Japan)	22,500	829,675
Travelers Cos., Inc. (The)	3,309	774,703
Universal Insurance Holdings, Inc.	5,319	117,869
Unum Group	28,355	1,685,421
Willis Towers Watson PLC	3,105	914,516
Zurich Insurance Group AG (Switzerland)	3,096	1,870,478
		61,716,842
Investment banking/Brokerage (1.0%)
Affiliated Managers Group, Inc.	4,611	819,836
Ameriprise Financial, Inc.	2,064	969,688
BlackRock, Inc.	932	884,943
Charles Schwab Corp. (The)	75,900	4,919,079
Exor NV (Netherlands)	10,030	1,075,255
Goldman Sachs Group, Inc. (The)	12,699	6,287,401
HDFC Asset Management Co., Ltd. (India)	20,971	1,075,329
Investor AB Class B (Sweden)	96,997	2,989,079
Meritz Financial Group, Inc. (South Korea)	15,781	1,167,072
Morgan Stanley	8,061	840,279
Nomura Holdings, Inc. (Japan)	285,100	1,487,933
Robinhood Markets, Inc. Class A †	38,891	910,827
SEI Investments Co.	11,801	816,511
StoneX Group, Inc. †	6,111	500,369
Virtu Financial, Inc. Class A	25,925	789,676
Virtus Investment Partners, Inc.	1,972	413,035
		25,946,312

14
Dynamic Asset Allocation Growth Fund

COMMON STOCKS (78.7%)* cont.	Shares	Value
Lodging/Tourism (0.4%)
Accor SA (France)	50,706	$2,204,183
H World Group, Ltd. ADR (China)	6,391	237,745
Hilton Worldwide Holdings, Inc.	21,625	4,984,563
Host Hotels & Resorts, Inc. R	45,030	792,528
Indian Hotels Co., Ltd. (India)	164,060	1,340,762
InterContinental Hotels Group PLC (United Kingdom)	6,134	667,993
Ryman Hospitality Properties, Inc. R	6,580	705,639
		10,933,413
Media (0.8%)
Informa PLC (United Kingdom)	68,894	757,663
Netflix, Inc. †	28,235	20,026,239
Universal Music Group NV (Netherlands)	59,438	1,554,970
		22,338,872
Publishing (0.2%)
New York Times Co. (The) Class A	15,324	853,087
S&P Global, Inc.	5,969	3,083,705
TOPPAN Holdings, Inc. (Japan)	72,800	2,166,696
		6,103,488
Real estate (1.4%)
Alexander & Baldwin, Inc. R	11,446	219,763
American Assets Trust, Inc. R	4,865	129,993
Anywhere Real Estate, Inc. †	52,738	267,909
Apple Hospitality REIT, Inc. R	7,544	112,028
AvalonBay Communities, Inc. R	3,368	758,642
BrightSpire Capital, Inc. R	33,963	190,193
Brixmor Property Group, Inc. R	35,318	983,959
Broadstone Net Lease, Inc. R	6,728	127,496
CareTrust REIT, Inc. R	3,430	105,850
CBRE Group, Inc. Class A †	8,848	1,101,399
Chimera Investment Corp. R	8,576	135,758
COPT Defense Properties R	4,257	129,115
CoStar Group, Inc. †	20,483	1,545,238
Covivio (France) R	2,557	155,609
Cushman & Wakefield PLC †	49,603	676,089
Elme Communities R	5,611	98,697
Empire State Realty Trust, Inc. Class A R	10,712	118,689
Equity Residential R	10,283	765,672
First Industrial Realty Trust, Inc. R	15,068	843,507
Gaming and Leisure Properties, Inc. R	59,061	3,038,688
Goodman Group (Australia) R	29,467	751,674
Industrial Logistics Properties Trust R	21,035	100,127
Kite Realty Group Trust R	13,122	348,520
Klepierre SA (France) R	42,336	1,387,179
Ladder Capital Corp. R	9,724	112,798
MFA Financial, Inc. R	9,371	119,199
Mid-America Apartment Communities, Inc. R	4,570	726,173
National Health Investors, Inc. R	3,014	253,357
NexPoint Residential Trust, Inc. R	3,494	153,771
Outfront Media, Inc. R	36,349	668,095
Park Hotels & Resorts, Inc.	57,963	817,278
Persimmon PLC (United Kingdom)	109,029	2,399,278
Phoenix Mills, Ltd. (The) (India)	62,566	1,376,391
Piedmont Office Realty Trust, Inc. Class A R	11,022	111,322
Public Storage R	2,299	836,537
RLJ Lodging Trust R	48,026	440,879
RMR Group, Inc. (The) Class A	4,011	101,799
Sekisui Chemical Co., Ltd. (Japan)	30,900	483,144
Sekisui House, Ltd. (Japan)	9,000	249,891
Simon Property Group, Inc. R	48,144	8,137,299
SITE Centers Corp. R	6,252	378,246
Sunstone Hotel Investors, Inc. R	50,692	523,141

Dynamic Asset Allocation Growth Fund
15

COMMON STOCKS (78.7%)* cont.	Shares	Value
Real estate cont.
Tanger, Inc. R	3,508	$116,395
Taylor Morrison Home Corp. †	12,170	855,064
TPG RE Finance Trust, Inc. R	24,437	208,448
Urban Edge Properties R	29,324	627,240
VICI Properties, Inc. R	24,021	800,140
Vornado Realty Trust R	87,957	3,465,506
Xenia Hotels & Resorts, Inc. R	3,595	53,098
		38,106,283
Retail (4.7%)
Abercrombie & Fitch Co. Class A †	5,247	734,055
Amazon.com, Inc. †	338,888	63,145,001
American Eagle Outfitters, Inc.	16,204	362,808
Associated British Foods PLC (United Kingdom)	19,265	602,083
BJ’s Wholesale Club Holdings, Inc. †	28,698	2,367,011
BlueLinx Holdings, Inc. †	2,476	261,020
Buckle, Inc. (The)	2,775	122,017
Caleres, Inc.	2,955	97,663
Designer Brands, Inc. Class A	16,890	124,648
Fast Retailing Co., Ltd. (Japan)	6,600	2,189,861
G-III Apparel Group, Ltd. †	4,153	126,750
GMS, Inc. †	1,918	173,713
Home Depot, Inc. (The)	7,842	3,177,578
Industria de Diseno Textil SA (Spain)	53,053	3,142,138
J. Jill, Inc.	9,581	236,363
Next PLC (United Kingdom)	7,357	963,741
O’Reilly Automotive, Inc. †	5,896	6,789,833
Ross Stores, Inc.	4,968	747,734
Target Corp.	29,513	4,599,897
TJX Cos., Inc. (The)	74,330	8,736,748
Upbound Group, Inc.	3,142	100,513
Urban Outfitters, Inc. †	2,945	112,823
Walmart, Inc.	326,791	26,388,374
		125,302,372
Semiconductor (1.2%)
Applied Materials, Inc.	27,508	5,557,991
ASML Holding NV (Netherlands)	11,794	9,810,955
Disco Corp. (Japan)	4,300	1,132,739
KLA Corp.	1,163	900,639
Lam Research Corp.	996	812,816
MaxLinear, Inc. †	7,777	112,611
Renesas Electronics Corp. (Japan)	99,000	1,436,753
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	438,350	13,218,061
		32,982,565
Software (5.6%)
Adobe, Inc. †	21,236	10,995,576
Atlassian Corp. Class A †	5,674	901,088
Autodesk, Inc. †	3,397	935,806
Blackline, Inc. †	4,944	272,612
Cadence Design Systems, Inc. †	23,260	6,304,157
Domo, Inc. Class B †	21,348	160,323
Manhattan Associates, Inc. †	3,394	955,004
Microsoft Corp.	232,006	99,832,182
Nexon Co., Ltd. (Japan)	13,900	276,219
Oracle Corp.	89,421	15,237,338
Pegasystems, Inc.	22,306	1,630,346
PROS Holdings, Inc. †	8,326	154,198
ROBLOX Corp. Class A †	17,899	792,210
SAP SE (Germany)	5,913	1,352,495
Tata Consultancy Services, Ltd. (India)	44,021	2,241,482
TIS, Inc. (Japan)	24,800	633,063

16
Dynamic Asset Allocation Growth Fund

COMMON STOCKS (78.7%)* cont.	Shares	Value
Software cont.
Veeva Systems, Inc. Class A †	30,127	$6,322,753
Workday, Inc. Class A †	3,088	754,738
		149,751,590
Technology (—%)
SoftBank Group Corp. (Japan)	21,000	1,245,641
		1,245,641
Technology services (4.8%)
Accenture PLC Class A	2,249	794,977
Alibaba Group Holding, Ltd. (China)	100,056	1,329,622
Alphabet, Inc. Class A	179,619	29,789,811
Alphabet, Inc. Class C	123,222	20,601,486
DocuSign, Inc. †	35,277	2,190,349
EPAM Systems, Inc. †	1,725	343,327
Fair Isaac Corp. †	1,130	2,196,178
HealthStream, Inc.	4,798	138,374
Integral Ad Science Holding Corp. †	25,926	280,260
Leidos Holdings, Inc.	5,954	970,502
LY Corp. (Japan)	530,400	1,546,007
Maximus, Inc.	1,257	117,102
Meta Platforms, Inc. Class A	75,649	43,304,514
NEC Corp. (Japan)	3,600	347,639
Pinterest, Inc. Class A †	28,460	921,250
Prosus NV (China)	38,456	1,680,614
Q2 Holdings, Inc. †	3,040	242,501
Roku, Inc. †	10,970	819,020
Salesforce, Inc.	25,811	7,064,729
Scout24 SE (Germany)	4,402	379,002
Spotify Technology SA (Sweden) †	8,582	3,162,724
Tencent Holdings, Ltd. (China)	148,111	8,235,688
Unisys Corp. †	28,032	159,222
VeriSign, Inc. †	4,139	786,244
Western Union Co. (The)	64,946	774,806
		128,175,948
Textiles (0.1%)
Deckers Outdoor Corp. †	5,442	867,727
PRADA SpA (Italy)	147,100	1,124,976
Shenzhou International Group Holdings, Ltd. (China)	125,600	1,111,931
		3,104,634
Tire and rubber (—%)
Goodyear Tire & Rubber Co. (The) †	12,625	111,731
		111,731
Toys (0.1%)
JUMBO SA (Greece)	18,259	522,973
Nintendo Co., Ltd. (Japan)	60,100	3,212,426
		3,735,399
Transportation (1.7%)
Aena SME SA (Spain)	5,640	1,238,970
ArcBest Corp.	974	105,630
Arlo Technologies, Inc. †	23,540	285,069
Canadian National Railway Co. (Canada)	25,382	2,972,197
Canadian Pacific Kansas City, Ltd. (Canada)	51,480	4,403,599
Copa Holdings SA Class A (Panama)	8,499	797,546
Costamare, Inc. (Monaco)	8,038	126,357
CSX Corp.	40,147	1,386,276
DHL Group (Germany) (Germany)	35,348	1,576,756
Expeditors International of Washington, Inc.	6,700	880,380
FedEx Corp.	25,771	7,053,007
HD Hyundai Heavy Industries Co., Ltd. (South Korea) †	6,137	862,915
Hub Group, Inc. Class A	8,253	375,099
International Container Terminal Services, Inc. (Philippines)	237,670	1,722,367
International Seaways, Inc.	5,233	269,813

Dynamic Asset Allocation Growth Fund
17

COMMON STOCKS (78.7%)* cont.	Shares	Value
Transportation cont.
Kirby Corp. †	6,702	$820,526
Matson, Inc.	5,461	778,848
Norfolk Southern Corp.	3,045	756,683
Qantas Airways, Ltd. (voting rights) (Australia) †	353,580	1,804,846
Ryanair Holdings PLC ADR (Ireland)	39,510	1,785,062
Safe Bulkers, Inc. (Monaco)	21,838	113,121
Scorpio Tankers, Inc.	9,159	653,037
SITC International Holdings Co., Ltd. (Hong Kong)	63,000	168,988
SkyWest, Inc. †	8,177	695,209
Southwest Airlines Co.	174,302	5,164,568
Teekay Corp. (Bermuda) †	28,498	262,182
Teekay Tankers, Ltd. Class A (Canada)	8,590	500,368
Union Pacific Corp.	27,128	6,686,509
United Parcel Service, Inc. Class B	6,179	842,445
Westinghouse Air Brake Technologies Corp.	4,784	869,588
		45,957,961
Utilities and power (2.1%)
AES Corp. (The)	46,374	930,262
ALLETE, Inc.	9,818	630,217
American Electric Power Co., Inc.	7,888	809,309
American States Water Co.	1,304	108,610
Black Hills Corp.	9,294	568,049
California Water Service Group	2,802	151,924
Centrica PLC (United Kingdom)	198,923	311,144
Chesapeake Utilities Corp.	932	115,726
China Resources Gas Group, Ltd. (China)	235,500	942,560
Constellation Energy Corp.	4,560	1,185,691
Dominion Energy, Inc.	13,648	788,718
DTE Energy Co.	7,858	1,009,046
Duke Energy Corp.	6,953	801,681
E.ON SE (Germany)	107,508	1,601,002
Edison International	11,572	1,007,805
ENGIE SA (France)	64,110	1,108,602
Eni SpA (Italy)	31,729	482,837
Eversource Energy	12,103	823,609
Exelon Corp.	158,875	6,442,381
Hawaiian Electric Industries, Inc. †	4,592	44,451
Iberdrola SA (Spain)	222,653	3,442,020
Kansai Electric Power Co., Inc. (The) (Japan)	139,300	2,308,600
National Fuel Gas co.	13,420	813,386
New Jersey Resources Corp.	4,192	197,862
NextEra Energy, Inc.	73,342	6,199,599
Northwest Natural Holding Co.	2,929	119,562
NRG Energy, Inc.	59,845	5,451,880
NTPC, Ltd. (India)	287,527	1,517,113
Otter Tail Corp.	1,268	99,107
PG&E Corp.	120,288	2,378,094
PNM Resources, Inc.	10,982	480,682
Portland General Electric Co.	4,170	199,743
PPL Corp.	113,069	3,740,323
Public Service Enterprise Group, Inc.	9,123	813,863
RWE AG (Germany)	13,701	499,166
SJW Group	2,704	157,129
UGI Corp.	33,546	839,321
Unitil Corp.	1,989	120,494
Vistra Corp.	53,829	6,380,890
Xcel Energy, Inc.	14,426	942,018
		56,564,476
Total common stocks (cost $1,306,278,195)		$2,123,822,269

18
Dynamic Asset Allocation Growth Fund

CORPORATE BONDS AND NOTES (8.0%)*		Principal amount	Value
Basic materials (0.7%)
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)		$465,000	$528,476
Arcosa, Inc. 144A company guaranty sr. unsec. notes 6.875%, 8/15/32		130,000	136,163
ATI, Inc. sr. unsec. notes 7.25%, 8/15/30		265,000	282,444
ATI, Inc. sr. unsec. notes 5.125%, 10/1/31		65,000	63,211
ATI, Inc. sr. unsec. notes 4.875%, 10/1/29		85,000	82,238
ATI, Inc. sr. unsec. sub. notes 5.875%, 12/1/27		355,000	354,871
Avient Corp. 144A sr. unsec. notes 6.25%, 11/1/31		120,000	123,111
Avient Corp. 144A sr. unsec. unsub. notes 7.125%, 8/1/30		220,000	229,594
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. notes 3.375%, 2/15/29		345,000	323,338
Beacon Roofing Supply, Inc. 144A sr. unsec. unsub. notes 4.125%, 5/15/29		260,000	245,199
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29		263,000	266,685
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		315,000	305,347
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32		125,000	129,676
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 4.25%, 2/1/32		145,000	134,151
Builders FirstSource, Inc. 144A sr. unsec. bonds 6.375%, 3/1/34		150,000	155,939
Celanese US Holdings, LLC company guaranty sr. unsec. bonds 6.379%, 7/15/32 (Germany)		143,000	152,953
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)		155,000	164,495
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)		804,000	833,407
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)		170,000	160,495
Cemex SAB de CV sr. unsec. sub. FRB Ser. REGS, 9.125%, perpetual maturity (Mexico)		400,000	436,345
Cerdia Finanz GmbH 144A sr. notes 9.375%, 10/3/31 (Germany)		165,000	168,713
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43		814,000	766,422
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26		280,000	279,934
Cleveland-Cliffs, Inc. 144A company guaranty sr. unsec. notes 7.00%, 3/15/32		250,000	253,060
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32		95,000	90,401
Commercial Metals Co. sr. unsec. notes 4.125%, 1/15/30		115,000	109,304
Constellium SE company guaranty sr. unsec. unsub. notes Ser. REGS, 3.125%, 7/15/29 (France)	EUR	100,000	106,972
Constellium SE 144A company guaranty sr. unsec. unsub. notes 6.375%, 8/15/32 (France)		$325,000	333,851
CP Atlas Buyer, Inc. 144A sr. unsec. notes 7.00%, 12/1/28		150,000	139,033
FMC Corp. sr. unsec. unsub. notes 5.65%, 5/18/33		170,000	176,006
FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6.125%, 4/15/32 (Australia)		250,000	255,977
Glencore Funding, LLC 144A company guaranty sr. unsec. bonds 5.634%, 4/4/34		170,000	177,522
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 5.371%, 4/4/29		10,000	10,343
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 4.00%, 3/27/27		210,000	208,088
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30		328,000	294,205
Graphic Packaging International, LLC company guaranty sr. unsec. unsub. notes Ser. REGS, 2.625%, 2/1/29	EUR	180,000	187,901
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.50%, 3/1/29		$150,000	141,517
Herens Holdco SARL 144A company guaranty sr. notes 4.75%, 5/15/28 (Luxembourg)		305,000	266,502
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)		300,000	304,571
Huntsman International, LLC sr. unsec. bonds 2.95%, 6/15/31		130,000	112,462
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29		286,000	280,952
Intelligent Packaging Holdco Issuer LP 144A sr. unsec. notes 9.00%, 1/15/26 (Canada) ‡‡		285,000	285,178
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. LLC Co-Issuer 144A sr. notes 6.00%, 9/15/28 (Canada)		640,000	636,173
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28		251,000	252,115
International Flavors & Fragrances, Inc. 144A company guaranty sr. unsec. bonds 3.468%, 12/1/50		47,000	33,391
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30		83,000	72,834
Kleopatra Holdings 2 SCA company guaranty sr. unsec. notes Ser. REGS, 6.50%, 9/1/26 (Luxembourg)	EUR	170,000	145,019
LSF11 A5 HoldCo, LLC 144A sr. unsec. notes 6.625%, 10/15/29		$335,000	326,190
Mauser Packaging Solutions Holding Co. 144A company guaranty notes 9.25%, 4/15/27		230,000	236,051
Mauser Packaging Solutions Holding Co. 144A sr. bonds 7.875%, 4/15/27		320,000	331,017
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)		190,000	162,295
Mercer International, Inc. 144A sr. unsec. notes 12.875%, 10/1/28 (Canada)		115,000	120,871
Minsur SA sr. unsec. notes Ser. REGS, 4.50%, 10/28/31 (Peru)		410,000	378,158
Miter Brands Acquisition Holdco, Inc./MIWD Borrower, LLC 144A company guaranty sr. notes 6.75%, 4/1/32		215,000	223,009
Novelis Corp. 144A company guaranty sr. unsec. bonds 3.875%, 8/15/31		200,000	183,032
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		175,000	169,815
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)		67,000	65,830
Nutrien, Ltd. sr. unsec. bonds 4.125%, 3/15/35 (Canada)		330,000	308,396
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)		129,000	128,650
Olympus Water US Holding Corp. sr. notes Ser. REGS, 3.875%, 10/1/28	EUR	125,000	134,109

Dynamic Asset Allocation Growth Fund
19

CORPORATE BONDS AND NOTES (8.0%)* cont.		Principal amount	Value
Basic materials cont.
Olympus Water US Holding Corp. 144A sr. notes 9.75%, 11/15/28		$215,000	$229,729
Olympus Water US Holding Corp. 144A sr. unsec. notes 6.25%, 10/1/29		200,000	193,765
Pactiv Evergreen Group Issuer, LLC/Pactiv Evergreen Group Issuer, Inc. 144A sr. notes 4.375%, 10/15/28		170,000	162,993
Rain Carbon, Inc. 144A sr. notes 12.25%, 9/1/29		255,000	275,743
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28		520,000	501,817
SCIH Salt Holdings, Inc. 144A sr. unsec. notes 6.625%, 5/1/29		380,000	365,756
SCIL IV, LLC/SCIL USA Holdings, LLC 144A sr. notes 5.375%, 11/1/26		200,000	197,699
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27		255,000	250,809
Smyrna Ready Mix Concrete, LLC 144A sr. notes 8.875%, 11/15/31		275,000	296,912
Standard Building Solutions, Inc. 144A sr. unsec. notes 6.50%, 8/15/32		215,000	222,804
TMS International Holding Corp. 144A sr. unsec. notes 6.25%, 4/15/29		280,000	266,913
Tronox, Inc. 144A company guaranty sr. unsec. notes 4.625%, 3/15/29		245,000	229,121
United States Steel Corp. sr. unsec. sub. FRB 6.65%, 6/1/37		140,000	143,876
Vibrantz Technologies, Inc. 144A sr. unsec. notes 9.00%, 2/15/30		310,000	289,935
Westlake Corp. sr. unsec. bonds 3.125%, 8/15/51		403,000	272,875
Westlake Corp. sr. unsec. bonds 2.875%, 8/15/41		202,000	146,935
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30		305,000	356,189
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31		106,000	125,251
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32 R		30,000	34,758
WR Grace Holdings, LLC 144A sr. notes 7.375%, 3/1/31		160,000	167,797
WR Grace Holdings, LLC 144A sr. unsec. notes 5.625%, 8/15/29		185,000	173,972
			18,869,656
Capital goods (0.6%)
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC sr. unsec. notes Ser. REGS, 3.00%, 9/1/29	EUR	210,000	199,597
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC 144A sr. unsec. notes 4.00%, 9/1/29		$200,000	178,707
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. sub. notes 4.125%, 8/15/26 (Ireland)		240,000	216,576
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A sr. unsec. notes 5.25%, 8/15/27 (Ireland)		265,000	197,787
Benteler International AG 144A company guaranty sr. notes 10.50%, 5/15/28 (Austria)		380,000	402,061
Berry Global, Inc. company guaranty sr. notes 5.50%, 4/15/28		14,000	14,354
Berry Global, Inc. 144A company guaranty sr. notes 4.875%, 7/15/26		12,000	11,992
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27		166,000	155,893
Berry Global, Inc. 144A company guaranty sr. notes 1.57%, 1/15/26		450,000	433,164
Boeing Co. (The) sr. unsec. bonds 5.705%, 5/1/40		120,000	117,161
Boeing Co. (The) sr. unsec. notes 2.70%, 2/1/27		237,000	224,848
Boeing Co. (The) sr. unsec. notes 2.196%, 2/4/26		785,000	756,241
Boeing Co. (The) sr. unsec. notes 3.20%, 3/1/29		125,000	115,746
Boeing Co. (The) sr. unsec. unsub. bonds 3.375%, 6/15/46		140,000	95,156
Boeing Co. (The) sr. unsec. unsub. notes 6.125%, 2/15/33		70,000	73,534
Boeing Co. (The) 144A sr. unsec. notes 6.388%, 5/1/31		250,000	265,933
Boeing Co. (The) 144A sr. unsec. notes 6.298%, 5/1/29		245,000	257,846
Boeing Co. (The) 144A sr. unsec. notes 6.259%, 5/1/27		120,000	123,974
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)		3,000	3,010
Bombardier, Inc. 144A sr. unsec. notes 7.50%, 2/1/29 (Canada)		45,000	47,653
Bombardier, Inc. 144A sr. unsec. notes 7.00%, 6/1/32 (Canada)		85,000	89,011
Bombardier, Inc. 144A sr. unsec. notes 7.25%, 7/1/31 (Canada)		40,000	42,337
Bombardier, Inc. 144A sr. unsec. unsub. notes 8.75%, 11/15/30 (Canada)		235,000	258,341
Chart Industries, Inc. 144A company guaranty sr. notes 7.50%, 1/1/30		325,000	342,932
Chart Industries, Inc. 144A company guaranty sr. unsec. notes 9.50%, 1/1/31		105,000	114,541
Clarios Global LP 144A sr. notes 6.75%, 5/15/28		200,000	206,302
Clarios Global LP/Clarios US Finance Co. company guaranty sr. notes Ser. REGS, 4.375%, 5/15/26	EUR	185,000	205,580
Clean Harbors, Inc. 144A company guaranty sr. unsec. unsub. notes 6.375%, 2/1/31		$150,000	153,804
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		165,000	174,029
Daimler Trucks Finance North America, LLC 144A company guaranty sr. unsec. notes 5.125%, 9/25/27		260,000	265,931
Dornoch Debt Merger Sub, Inc. 144A sr. unsec. notes 6.625%, 10/15/29		175,000	154,216
DP World Salaam jr. unsec. sub. notes 6.00%, 1/1/26 (United Arab Emirates)		430,000	430,411
Garrett Motion Holdings, Inc./Garrett LX I Sarl 144A company guaranty sr. unsec. notes 7.75%, 5/31/32		155,000	158,744
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		230,000	224,552
GFL Environmental, Inc. 144A sr. notes 6.75%, 1/15/31 (Canada)		90,000	94,507

20
Dynamic Asset Allocation Growth Fund

CORPORATE BONDS AND NOTES (8.0%)* cont.	Principal amount	Value
Capital goods cont.
Graham Packaging Co., Inc. 144A company guaranty sr. unsec. sub. notes 7.125%, 8/15/28	$95,000	$94,160
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29	310,000	288,458
Honeywell International, Inc. sr. unsec. bonds 3.812%, 11/21/47	155,000	130,483
Howmet Aerospace, Inc. sr. unsec. unsub. notes 4.85%, 10/15/31	145,000	148,101
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29	396,000	375,822
Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64	250,000	234,254
Johnson Controls International PLC sr. unsec. notes 3.90%, 2/14/26	202,000	200,557
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28	145,000	140,045
Madison IAQ, LLC 144A sr. unsec. notes 5.875%, 6/30/29	440,000	428,783
Manitowoc Co., Inc. (The) 144A company guaranty notes 9.25%, 10/1/31	155,000	159,069
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	146,000	146,840
Otis Worldwide Corp. sr. unsec. notes 2.565%, 2/15/30	145,000	132,931
Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31	350,000	360,004
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27	30,000	30,154
Republic Services, Inc. sr. unsec. unsub. notes 5.00%, 11/15/29	820,000	849,636
Ritchie Bros Holdings, Inc. 144A company guaranty sr. notes 6.75%, 3/15/28	95,000	98,333
Ritchie Bros Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7.75%, 3/15/31	190,000	202,589
RTX Corp. sr. unsec. bonds 4.875%, 10/15/40	65,000	63,661
RTX Corp. sr. unsec. notes 5.15%, 2/27/33	60,000	62,400
RTX Corp. sr. unsec. unsub. notes 4.125%, 11/16/28	445,000	443,996
Sensata Technologies BV 144A company guaranty sr. unsec. notes 4.00%, 4/15/29	200,000	190,824
Sensata Technologies BV 144A company guaranty sr. unsec. unsub. notes 5.875%, 9/1/30	260,000	261,261
Spirit AeroSystems, Inc. company guaranty sr. unsec. unsub. notes 4.60%, 6/15/28	215,000	205,622
Spirit AeroSystems, Inc. 144A company guaranty sr. notes 9.75%, 11/15/30	340,000	379,525
Spirit AeroSystems, Inc. 144A sr. unsub. notes 9.375%, 11/30/29	95,000	103,180
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29	180,000	175,854
Terex Corp. 144A sr. unsec. notes 6.25%, 10/15/32	165,000	166,650
TransDigm, Inc. company guaranty sr. unsec. sub. notes 5.50%, 11/15/27	230,000	229,383
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29	240,000	233,897
TransDigm, Inc. 144A company guaranty sr. notes 7.125%, 12/1/31	55,000	58,240
TransDigm, Inc. 144A company guaranty sr. notes 6.00%, perpetual maturity	345,000	350,146
TransDigm, Inc. 144A sr. notes 6.875%, 12/15/30	225,000	235,826
TransDigm, Inc. 144A sr. notes 6.625%, 3/1/32	235,000	245,009
Waste Connections, Inc. sr. unsec. bonds 5.00%, 3/1/34	115,000	118,090
Waste Connections, Inc. sr. unsec. bonds 3.20%, 6/1/32	56,000	51,328
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29	265,000	258,112
Waste Management, Inc. company guaranty sr. unsec. notes 4.875%, 2/15/29	403,000	416,814
WESCO Distribution, Inc. 144A company guaranty sr. unsec. notes 6.625%, 3/15/32	325,000	338,927
WESCO Distribution, Inc. 144A company guaranty sr. unsec. notes 6.375%, 3/15/29	70,000	72,405
ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 6.75%, 4/23/30 (Germany)	195,000	196,791
		15,684,631
Communication services (0.7%)
Altice France SA 144A company guaranty sr. notes 5.50%, 10/15/29 (France)	275,000	192,923
Altice France SA 144A company guaranty sr. notes 5.50%, 1/15/28 (France)	200,000	145,607
Altice France SA 144A company guaranty sr. notes 5.125%, 7/15/29 (France)	200,000	140,830
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31 R	397,000	354,601
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30 R	154,000	142,479
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27 R	520,000	502,629
American Tower Corp. sr. unsec. unsub. notes 3.55%, 7/15/27 R	476,000	466,198
AT&T, Inc. sr. unsec. bonds 3.55%, 9/15/55	1,018,000	745,268
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28	210,000	209,583
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33	476,000	401,436
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	547,000	512,171
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29	110,000	106,093
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30	1,545,000	1,422,306
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 4.25%, 2/1/31	180,000	158,828
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 4.75%, 2/1/32	285,000	251,409
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 2.25%, 1/15/29	510,000	454,257

Dynamic Asset Allocation Growth Fund
21

CORPORATE BONDS AND NOTES (8.0%)* cont.	Principal amount	Value
Communication services cont.
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 4.80%, 3/1/50	$220,000	$168,535
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	42,000	41,943
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. sr. bonds 3.70%, 4/1/51	205,000	130,962
Comcast Corp. company guaranty sr. unsec. bonds 2.987%, 11/1/63	107,000	67,978
Comcast Corp. company guaranty sr. unsec. notes 3.45%, 2/1/50	224,000	169,691
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49	130,000	108,658
Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27	157,000	151,376
Connect Finco SARL/Connect US Finco, LLC 144A company guaranty sr. notes 6.75%, 10/1/26 (Luxembourg)	275,000	275,000
Connect Finco SARL/Connect US Finco, LLC 144A sr. notes 9.00%, 9/15/29 (Luxembourg)	565,000	547,477
Crown Castle, Inc. sr. unsec. bonds 3.80%, 2/15/28 R	250,000	245,447
Crown Castle, Inc. sr. unsec. bonds 3.65%, 9/1/27 R	319,000	312,757
Crown Castle, Inc. sr. unsec. sub. notes 1.05%, 7/15/26 R	228,000	215,161
Crown Castle, Inc. sr. unsec. unsub. bonds 3.70%, 6/15/26 R	112,000	110,682
CSC Holdings, LLC 144A company guaranty sr. unsec. notes 11.75%, 1/31/29	450,000	435,247
Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)	195,000	235,526
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 8.875%, 2/1/30	115,000	115,798
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27	310,000	304,587
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24	15,000	14,927
DISH DBS Corp. 144A company guaranty sr. notes 5.25%, 12/1/26	115,000	106,490
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29 R	142,000	134,074
Equinix, Inc. sr. unsec. sub. notes 2.90%, 11/18/26 R	820,000	798,387
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 8.75%, 5/15/30	200,000	213,303
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 5.875%, 10/15/27	205,000	206,001
Level 3 Financing, Inc. 144A company guaranty sr. notes 10.50%, 5/15/30	298,000	322,213
Rogers Communications, Inc. company guaranty sr. unsec. bonds 8.75%, 5/1/32 (Canada)	166,000	201,873
Rogers Communications, Inc. company guaranty sr. unsec. notes 5.00%, 2/15/29 (Canada)	415,000	423,628
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	271,000	296,096
T-Mobile USA, Inc. company guaranty sr. bonds 2.25%, 11/15/31	600,000	517,879
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30	108,000	105,055
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27	862,000	851,783
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.05%, 7/15/33	125,000	128,182
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31	160,000	145,617
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27	6,000	6,053
T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.95%, 3/15/28	365,000	373,442
T-Mobile USA, Inc. company guaranty sr. unsec. notes 3.375%, 4/15/29	235,000	225,730
TCI Communications, Inc. sr. unsec. unsub. notes 7.125%, 2/15/28	205,000	223,760
Telefonica Emisiones SA company guaranty sr. unsec. bonds 4.895%, 3/6/48 (Spain)	520,000	473,016
Verizon Communications, Inc. sr. unsec. bonds 3.70%, 3/22/61	487,000	368,925
Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34	335,000	327,297
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	1,264,000	1,271,160
Verizon Communications, Inc. sr. unsec. unsub. notes 2.10%, 3/22/28	216,000	201,582
Virgin Media Secured Finance PLC 144A company guaranty sr. sub. notes 4.50%, 8/15/30 (United Kingdom)	200,000	178,070
VZ Secured Financing BV 144A sr. notes 5.00%, 1/15/32 (Netherlands)	580,000	534,803
Zegona Finance PLC 144A sr. notes 8.625%, 7/15/29 (United Kingdom)	405,000	433,097
		18,925,886
Consumer cyclicals (1.3%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	240,000	234,923
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	148,000	136,508
Allied Universal Holdco, LLC/Allied Universal Finance Corp. 144A sr. notes 7.875%, 2/15/31	370,000	378,268
Allied Universal Holdco, LLC/Allied Universal Finance Corp. 144A sr. unsec. notes 6.00%, 6/1/29	390,000	348,905
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27	407,000	399,633
Amazon.com, Inc. sr. unsec. unsub. notes 2.10%, 5/12/31	53,000	46,937
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28	320,000	308,191
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 3.875%, 11/15/29	265,000	247,966
Anywhere Real Estate Group, LLC/Anywhere Co-Issuer Corp. 144A company guaranty notes 7.00%, 4/15/30	198,200	184,308
Banijay Entertainment SASU 144A sr. notes 8.125%, 5/1/29 (France)	665,000	691,735
Bath & Body Works, Inc. company guaranty sr. unsec. sub. bonds 6.875%, 11/1/35	525,000	547,636

22
Dynamic Asset Allocation Growth Fund

CORPORATE BONDS AND NOTES (8.0%)* cont.		Principal amount	Value
Consumer cyclicals cont.
BCPE Ulysses Intermediate, Inc. 144A sr. unsec. notes 7.75%, 4/1/27 ‡‡		$170,000	$168,352
Block, Inc. sr. unsec. notes 3.50%, 6/1/31		665,000	606,992
Booking Holdings, Inc. sr. unsec. sub. notes 4.625%, 4/13/30		280,000	286,713
Boost Newco Borrower, LLC 144A sr. notes 7.50%, 1/15/31		275,000	295,316
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31		480,000	458,650
Caesars Entertainment, Inc. 144A company guaranty sr. notes 6.50%, 2/15/32		50,000	51,752
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30		405,000	423,379
Caesars Entertainment, Inc. 144A sr. unsec. notes 4.625%, 10/15/29		500,000	475,931
Camelot Return Merger Sub, Inc. 144A sr. notes 8.75%, 8/1/28		275,000	278,565
Carnival Corp. 144A company guaranty sr. notes 7.00%, 8/15/29		80,000	85,076
Carnival Corp. 144A company guaranty sr. unsec. unsub. notes 10.50%, 6/1/30		160,000	173,822
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/1/27		505,000	511,756
Carnival Holdings Bermuda, Ltd. 144A company guaranty sr. unsec. unsub. notes 10.375%, 5/1/28 (Bermuda)		190,000	205,142
Carvana Co. 144A company guaranty sr. sub. notes 9.00%, 12/1/28 ‡‡		275,000	289,052
Churchill Downs, Inc. 144A sr. unsec. notes 5.75%, 4/1/30		275,000	275,502
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28		225,000	221,417
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 7.875%, 4/1/30		410,000	429,080
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 7.75%, 4/15/28		375,000	335,870
Crocs, Inc. 144A company guaranty sr. unsec. notes 4.25%, 3/15/29		195,000	184,547
D.R. Horton, Inc. company guaranty sr. unsec. bonds 5.00%, 10/15/34		135,000	136,945
D.R. Horton, Inc. company guaranty sr. unsec. unsub. notes 1.30%, 10/15/26		590,000	558,348
Ecolab, Inc. sr. unsec. unsub. bonds 2.70%, 11/1/26		750,000	731,114
EMRLD Borrower LP/Emerald Co-Issuer, Inc. company guaranty sr. bonds Ser. REGS, 6.375%, 12/15/30	EUR	100,000	117,100
EMRLD Borrower LP/Emerald Co-Issuer, Inc. 144A sr. notes 6.625%, 12/15/30		$370,000	381,968
FirstCash, Inc. 144A sr. unsec. notes 6.875%, 3/1/32 (Mexico)		555,000	571,856
Foundation Building Materials, Inc. 144A company guaranty sr. unsec. notes 6.00%, 3/1/29		335,000	295,323
Full House Resorts, Inc. 144A company guaranty sr. notes 8.25%, 2/15/28		450,000	450,995
Global Payments, Inc. sr. unsec. notes 2.15%, 1/15/27		42,000	40,042
Gray Television, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 11/15/31		305,000	190,979
GW B-CR Security Corp. 144A sr. unsec. notes 9.50%, 11/1/27 (Canada)		158,000	158,352
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 9.00%, perpetual maturity		420,000	453,744
Home Depot, Inc./The sr. unsec. unsub. bonds 5.30%, 6/25/54		215,000	226,128
Home Depot, Inc./The sr. unsec. unsub. notes 4.95%, 6/25/34		215,000	223,604
Home Depot, Inc./The sr. unsec. unsub. notes 4.75%, 6/25/29		215,000	221,681
Hyatt Hotels Corp. sr. unsec. notes 5.75%, 1/30/27		184,000	188,556
Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26		337,000	337,838
Hyundai Capital America 144A sr. unsec. notes 6.375%, 4/8/30 (South Korea)		29,000	31,286
Hyundai Capital America 144A sr. unsec. notes 5.40%, 1/8/31 (South Korea)		74,000	76,536
Hyundai Capital America 144A sr. unsec. notes 4.55%, 9/26/29 (South Korea)		55,000	54,904
Hyundai Capital America 144A sr. unsec. notes 6.50%, 1/16/29 (South Korea)		465,000	499,085
Hyundai Capital America 144A sr. unsec. notes 5.35%, 3/19/29 (South Korea)		149,000	153,552
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28		698,000	705,764
LBM Acquisition, LLC 144A company guaranty sr. unsec. notes 6.25%, 1/15/29		250,000	236,628
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31		565,000	512,716
LGI Homes, Inc. 144A company guaranty sr. unsec. notes 8.75%, 12/15/28		365,000	391,112
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.50%, 9/1/31		55,000	57,729
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		415,000	429,676
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27		120,000	122,475
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.375%, 4/1/26		140,000	136,984
McGraw-Hill Education, Inc. 144A sr. notes 7.375%, 9/1/31		365,000	379,001
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28		145,000	143,411
McGraw-Hill Education, Inc. 144A sr. unsec. notes 8.00%, 8/1/29		420,000	421,855
MIWD Holdco II, LLC/MIWD Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 2/1/30		245,000	238,588
Moody’s Corp. sr. unsec. notes 2.00%, 8/19/31		520,000	448,709
Moody’s Corp. sr. unsec. sub. bonds 5.00%, 8/5/34		165,000	169,012
NCL Corp., Ltd. 144A company guaranty sr. notes 8.125%, 1/15/29		120,000	128,426
NCL Corp., Ltd. 144A sr. unsec. unsub. notes 7.75%, 2/15/29		170,000	182,295
Neptune Bidco US, Inc. 144A sr. notes 9.29%, 4/15/29		405,000	397,100
Netflix, Inc. sr. unsec. bonds 4.90%, 8/15/34		135,000	139,690
Netflix, Inc. sr. unsec. bonds Ser. REGS, 3.875%, 11/15/29	EUR	515,000	597,363
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		$155,000	165,233

Dynamic Asset Allocation Growth Fund
23

CORPORATE BONDS AND NOTES (8.0%)* cont.		Principal amount	Value
Consumer cyclicals cont.
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29		$427,000	$449,419
News Corp. 144A company guaranty sr. unsec. unsub. bonds 5.125%, 2/15/32		76,000	74,735
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		255,000	241,376
Nexstar Media, Inc. 144A company guaranty sr. unsec. notes 4.75%, 11/1/28		185,000	176,902
Omnicom Group, Inc./Omnicom Capital, Inc. sr. unsec. unsub. notes 3.60%, 4/15/26		390,000	385,551
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. notes 7.375%, 2/15/31		295,000	315,185
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 5.00%, 8/15/27		180,000	179,119
Owens Corning sr. unsec. notes 3.50%, 2/15/30		340,000	323,097
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29		115,000	109,232
Paramount Global sr. unsec. unsub. notes 3.70%, 6/1/28		260,000	246,985
Paramount Global sr. unsec. unsub. notes 2.90%, 1/15/27		64,000	61,257
Penn Entertainment, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		295,000	292,351
Pinewood Finco PLC 144A notes 6.00%, 3/27/30 (United Kingdom)	GBP	260,000	349,465
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28		$350,000	350,358
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 6.25%, 3/15/32		60,000	62,278
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 6.00%, 2/1/33		485,000	497,517
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.625%, 9/30/31		215,000	217,956
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.50%, 8/31/26		185,000	186,932
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 4.25%, 7/1/26		65,000	64,312
RR Donnelley & Sons Co. 144A sr. notes 9.50%, 8/1/29		460,000	464,391
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29		20,000	18,475
S&P Global, Inc. company guaranty sr. unsec. notes 2.45%, 3/1/27		120,000	115,769
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30		87,000	74,275
Sands China, Ltd. sr. unsec. sub. notes 3.80%, 1/8/26 (Hong Kong)		200,000	196,775
Scientific Games Holdings LP/Scientific Games US FinCo., Inc. 144A sr. unsec. notes 6.625%, 3/1/30		285,000	283,031
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26		200,000	198,104
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31		320,000	279,065
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.00%, 7/15/28		225,000	212,445
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31		325,000	336,845
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc. 144A company guaranty sr. notes 6.625%, 5/1/32		130,000	134,721
Standard Industries, Inc. sr. unsec. notes Ser. REGS, 2.25%, 11/21/26	EUR	200,000	215,391
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31		$90,000	80,256
Standard Industries, Inc. 144A sr. unsec. notes 4.375%, 7/15/30		380,000	359,948
Station Casinos, LLC 144A company guaranty sr. unsec. sub. notes 6.625%, 3/15/32		195,000	199,506
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31		245,000	227,418
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 2.691%, 9/15/31		215,000	183,456
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 1.711%, 1/29/27		200,000	187,661
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		300,000	299,216
Taylor Morrison Communities, Inc. 144A company guaranty sr. unsec. notes 5.875%, 6/15/27		110,000	112,383
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30		210,000	208,812
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28		135,000	137,477
Toll Brothers Finance Corp. company guaranty sr. unsec. unsub. notes 4.35%, 2/15/28		123,000	122,397
Viking Cruises, Ltd. 144A sr. unsec. notes 9.125%, 7/15/31		305,000	333,741
Viking Cruises, Ltd. 144A sr. unsec. notes 7.00%, 2/15/29		120,000	121,606
Walt Disney Co. (The) company guaranty sr. unsec. bonds 7.75%, 12/1/45		194,000	260,299
Walt Disney Co. (The) company guaranty sr. unsec. notes 2.20%, 1/13/28		78,000	74,051
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 4.279%, 3/15/32		469,000	416,781
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 3.755%, 3/15/27		450,000	435,219
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28		510,000	515,203
White Cap Parent, LLC 144A sr. unsec. notes 8.25%, 3/15/26 ‡‡		115,000	115,180
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. bonds 5.125%, 10/1/29		310,000	306,472
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. unsub. notes 7.125%, 2/15/31		470,000	507,376
			33,703,399
Consumer staples (0.3%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)		300,000	276,908
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 6.125%, 6/15/29 (Canada)		110,000	113,267

24
Dynamic Asset Allocation Growth Fund

CORPORATE BONDS AND NOTES (8.0%)* cont.		Principal amount	Value
Consumer staples cont.
Aramark Services, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		$343,000	$342,235
Ashtead Capital, Inc. 144A company guaranty sr. unsec. notes 2.45%, 8/12/31		200,000	170,888
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27		555,000	550,983
Avis Budget Finance PLC 7.00%, 2/28/29		160,000	178,137
Avis Budget Finance PLC 144A notes 7.00%, 2/28/29		145,000	161,437
Avis Budget Finance PLC 144A sr. unsec. notes 7.25%, 7/31/30	EUR	250,000	278,461
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29		$295,000	278,403
Chobani, LLC/Chobani Finance Corp., Inc. 144A sr. unsec. notes 7.625%, 7/1/29		290,000	304,898
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US, LLC 144A company guaranty sr. notes 6.625%, 7/15/30		170,000	176,795
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US, LLC 144A company guaranty sr. notes 4.75%, 1/15/29		275,000	269,221
Energizer Gamma Acquisition BV company guaranty sr. unsec. notes Ser. REGS, 3.50%, 6/30/29	EUR	220,000	231,579
Energizer Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 4.375%, 3/31/29		$120,000	113,760
EquipmentShare.com, Inc. 144A notes 9.00%, 5/15/28		265,000	277,064
EquipmentShare.com, Inc. 144A notes 8.625%, 5/15/32		185,000	194,314
ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45		140,000	129,158
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37		190,000	227,154
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42		226,000	240,250
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85%, 11/15/24		185,000	184,654
ERAC USA Finance, LLC 144A company guaranty sr. unsec. unsub. notes 3.30%, 12/1/26		129,000	126,619
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. unsec. notes 6.75%, 1/15/30		400,000	372,925
Gates Corp./The 144A sr. unsec. notes 6.875%, 7/1/29		40,000	41,484
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 6.625%, 6/15/29		160,000	165,857
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27		280,000	279,885
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 3.00%, 2/2/29 (Luxembourg)		128,000	119,206
JDE Peet’s NV 144A company guaranty sr. unsec. notes 1.375%, 1/15/27 (Netherlands)		150,000	140,108
Kenvue, Inc. company guaranty sr. unsec. notes Ser. REGS, 4.90%, 3/22/33		263,000	272,333
Kenvue, Inc. company guaranty sr. unsec. unsub. notes 5.05%, 3/22/28		412,000	426,438
Kenvue, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 5.05%, 3/22/53		47,000	48,336
Kraft Heinz Foods Co. company guaranty sr. unsec. notes 3.00%, 6/1/26		135,000	132,280
Kroger Co. (The) sr. unsec. notes 4.70%, 8/15/26		260,000	261,816
Mars, Inc. 144A sr. unsec. unsub. notes 4.65%, 4/20/31		94,000	94,875
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30		315,000	295,330
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28		461,000	448,604
Philip Morris International, Inc. sr. unsec. unsub. notes 5.125%, 2/15/30		438,000	454,501
United Rentals North America, Inc. 144A company guaranty sr. unsec. notes 6.125%, 3/15/34		240,000	248,327
US Foods, Inc. 144A company guaranty sr. unsec. notes 7.25%, 1/15/32		70,000	74,172
US Foods, Inc. 144A sr. unsec. notes 5.75%, 4/15/33		225,000	225,804
Wayfair, LLC 144A company guaranty sr. sub. notes 7.25%, 10/31/29		85,000	87,292
			9,015,758
Energy (0.6%)
6297782 LLC 144A company guaranty sr. unsec. notes 5.026%, 10/1/29		345,000	346,051
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)		25,000	28,299
Cheniere Energy Partners LP company guaranty sr. unsec. notes 4.50%, 10/1/29		1,010,000	996,821
Chesapeake Energy Corp. 144A company guaranty sr. unsec. notes 6.75%, 4/15/29		665,000	677,940
Chord Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 6/1/26		250,000	250,754
Civitas Resources, Inc. 144A company guaranty sr. unsec. notes 8.625%, 11/1/30		40,000	42,413
Civitas Resources, Inc. 144A company guaranty sr. unsec. notes 8.375%, 7/1/28		155,000	161,311
Civitas Resources, Inc. 144A company guaranty sr. unsec. unsub. notes 8.75%, 7/1/31		305,000	323,235
Columbia Pipelines Operating Co., LLC 144A sr. unsec. notes 5.927%, 8/15/30		150,000	158,935
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 5.875%, 1/15/30		120,000	112,290
Comstock Resources, Inc. 144A sr. unsec. notes 6.75%, 3/1/29		135,000	131,910
Coronado Finance Pty, Ltd. 144A company guaranty sr. sub. notes 9.25%, 10/1/29 (Australia)		95,000	97,752
Devon Energy Corp. sr. unsec. unsub. bonds 7.95%, 4/15/32		170,000	200,070
Devon Energy Corp. sr. unsec. unsub. bonds 7.875%, 9/30/31		120,000	139,964
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28		435,000	443,115
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.50%, 10/15/30		145,000	144,795
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28		210,000	207,924

Dynamic Asset Allocation Growth Fund
25

CORPORATE BONDS AND NOTES (8.0%)* cont.	Principal amount	Value
Energy cont.
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 6.50%, 6/1/29	$140,000	$145,013
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26	295,000	295,254
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30	305,000	307,324
Kraken Oil & Gas Partners, LLC 144A sr. unsec. notes 7.625%, 8/15/29	445,000	444,805
Matador Resources Co. 144A company guaranty sr. unsec. notes 6.25%, 4/15/33	460,000	453,435
Matador Resources Co. 144A sr. unsec. notes 6.50%, 4/15/32	190,000	189,859
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 8.875%, 8/15/31	400,000	380,866
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/15/27	225,000	225,681
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40	800,000	831,190
Occidental Petroleum Corp. sr. unsec. sub. notes 8.50%, 7/15/27	138,000	150,161
Occidental Petroleum Corp. sr. unsec. sub. notes 7.50%, 5/1/31	235,000	267,185
ONEOK, Inc. company guaranty sr. unsec. notes 4.75%, 10/15/31	500,000	500,154
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/28	715,000	737,939
Permian Resources Operating, LLC 144A company guaranty sr. unsec. unsub. notes 5.375%, 1/15/26	335,000	334,702
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 6.50%, 7/3/33 (Brazil)	80,000	83,196
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 5.95%, 1/28/31 (Mexico)	190,000	164,566
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.70%, 2/16/32 (Mexico)	116,000	104,075
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.49%, 1/23/27 (Mexico)	350,000	344,865
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)	148,000	148,410
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29 (Canada)	180,000	179,772
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29	395,000	375,571
Seadrill Finance, Ltd. 144A company guaranty notes 8.375%, 8/1/30 (Bermuda)	280,000	292,535
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. 144A sr. unsec. notes 7.875%, 11/1/28	300,000	314,080
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27	90,000	90,256
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26	165,000	165,049
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28	275,000	274,982
SM Energy Co. 144A sr. unsec. notes 7.00%, 8/1/32	470,000	472,139
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 3/15/30	80,000	79,811
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29	655,000	653,336
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26	190,000	186,701
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 4.875%, 2/1/31	240,000	238,390
Transocean Aquila, Ltd. 144A company guaranty sr. notes 8.00%, 9/30/28	68,077	69,690
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27	156,000	156,171
Transocean Titan Financing, Ltd. 144A company guaranty sr. notes 8.375%, 2/1/28 (Cayman Islands)	160,000	164,943
Transocean, Inc. company guaranty sr. unsec. unsub. bonds 6.80%, 3/15/38	235,000	191,982
Transocean, Inc. 144A company guaranty sr. notes 8.75%, 2/15/30	97,750	101,996
USA Compression Partners LP/USA Compression Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 3/15/29	110,000	113,382
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 3.875%, 8/15/29	240,000	226,992
Venture Global LNG, Inc. 144A jr. unsec. sub. bonds 9.00%, 9/30/54	315,000	319,534
Venture Global LNG, Inc. 144A sr. notes 9.875%, 2/1/32	260,000	289,072
Venture Global LNG, Inc. 144A sr. notes 9.50%, 2/1/29	280,000	315,596
Venture Global LNG, Inc. 144A sr. notes 8.375%, 6/1/31	355,000	375,095
Venture Global LNG, Inc. 144A sr. notes 8.125%, 6/1/28	135,000	140,831
Viper Energy, Inc. 144A sr. unsec. sub. notes 7.375%, 11/1/31	185,000	195,819
Viper Energy, Inc. 144A sr. unsec. sub. notes 5.375%, 11/1/27	70,000	69,830
Vital Energy, Inc. 144A company guaranty sr. unsec. notes 7.875%, 4/15/32	355,000	344,155
Vital Energy, Inc. 144A company guaranty sr. unsec. notes 7.75%, 7/31/29	70,000	69,709
		17,039,678
Financials (2.0%)
ABN AMRO Bank NV 144A unsec. sub. notes 4.75%, 7/28/25 (Netherlands)	200,000	199,251
Acrisure, LLC/Acrisure Finance, Inc. 144A sr. notes 7.50%, 11/6/30	335,000	345,040
Acrisure, LLC/Acrisure Finance, Inc. 144A sr. unsec. notes 8.50%, 6/15/29	335,000	350,106
AEGON Funding Co., LLC 144A company guaranty sr. unsec. notes 5.50%, 4/16/27	220,000	224,924
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)	600,000	541,694
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. sub. notes 3.65%, 7/21/27 (Ireland)	600,000	588,631
AerCap Ireland Capital DAC/AerCap Global Aviation Trust jr. sub. bonds 6.95%, 3/10/55 (Ireland)	150,000	155,571
Air Lease Corp. sr. unsec. notes 2.10%, 9/1/28	195,000	178,544

26
Dynamic Asset Allocation Growth Fund

CORPORATE BONDS AND NOTES (8.0%)* cont.	Principal amount	Value
Financials cont.
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	$434,000	$435,724
Air Lease Corp. sr. unsec. sub. notes 5.85%, 12/15/27	140,000	146,037
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	519,000	488,155
Aircastle, Ltd. 144A sr. unsec. notes 6.50%, 7/18/28	275,000	288,596
Aircastle, Ltd. 144A sr. unsec. notes 5.25%, 8/11/25	475,000	475,394
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. notes 7.00%, 1/15/31	440,000	452,484
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 7.375%, 10/1/32	100,000	101,533
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 5.875%, 11/1/29	415,000	398,884
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	562,000	636,430
Ally Financial, Inc. sr. unsec. notes 4.75%, 6/9/27	250,000	249,874
Ally Financial, Inc. sr. unsec. notes 2.20%, 11/2/28	200,000	180,030
American Express Co. sr. unsec. unsub. notes 5.098%, 2/16/28	265,000	270,119
ANZ New Zealand Int’l, Ltd./London 144A company guaranty sr. unsec. notes 3.45%, 7/17/27 (United Kingdom)	200,000	196,068
Apollo Commercial Real Estate Finance, Inc. 144A company guaranty sr. notes 4.625%, 6/15/29	470,000	421,114
Ares Capital Corp. sr. unsec. notes 2.875%, 6/15/27	255,000	241,302
Ares Capital Corp. sr. unsec. notes 2.15%, 7/15/26	240,000	228,184
Ares Capital Corp. sr. unsec. sub. notes 7.00%, 1/15/27	265,000	275,920
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	217,000	213,926
Aretec Group, Inc. 144A company guaranty sr. sub. notes 10.00%, 8/15/30	100,000	106,547
Athene Global Funding 144A notes 5.526%, 7/11/31	245,000	251,946
Athene Global Funding 144A notes 5.349%, 7/9/27	375,000	383,081
Athene Global Funding 144A notes 1.985%, 8/19/28	440,000	399,742
Australia and New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)	200,000	204,982
Banco Santander SA sr. unsec. unsub. FRN 1.722%, 9/14/27 (Spain)	200,000	189,506
Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)	200,000	199,111
Banco Santander SA unsec. sub. FRB 3.225%, 11/22/32 (Spain)	800,000	708,864
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)	800,000	801,309
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity	297,000	298,153
Bank of America Corp. sr. unsec. FRN 1.734%, 7/22/27	1,055,000	1,007,551
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31	190,000	172,297
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37	1,350,000	1,248,325
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	1,030,000	1,138,019
Bank of America Corp. unsec. sub. notes Ser. L, 4.183%, 11/25/27	270,000	269,495
Bank of Nova Scotia (The) sr. unsec. unsub. notes 5.35%, 12/7/26 (Canada)	300,000	307,708
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. bonds 2.85%, 10/15/50	375,000	263,834
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	90,000	85,575
Blackstone Holdings Finance Co., LLC 144A company guaranty sr. unsec. unsub. bonds 1.60%, 3/30/31	120,000	99,749
Blackstone Private Credit Fund sr. unsec. unsub. notes 3.25%, 3/15/27	133,000	126,777
BNP Paribas SA 144A unsec. sub. FRB 2.588%, 8/12/35 (France)	200,000	174,333
BNP Paribas SA 144A unsec. sub. notes 4.375%, 5/12/26 (France)	200,000	198,737
BPCE SA 144A sr. unsec. unsub. FRN 5.975%, 1/18/27 (France)	535,000	543,117
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	327,000	325,320
CaixaBank SA 144A sr. unsec. notes 5.673%, 3/15/30 (Spain)	200,000	207,762
Capital One Financial Corp. unsec. sub. FRB 2.359%, 7/29/32	926,000	758,948
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	1,422,000	1,396,926
Citigroup, Inc. sr. unsec. FRN 5.61%, 9/29/26	15,000	15,135
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28	323,000	319,810
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	240,000	225,338
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	430,000	430,670
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29	210,000	212,702
CNO Global Funding 144A notes 4.95%, 9/9/29	480,000	482,065
Commonwealth Bank of Australia 144A sr. unsec. notes 3.15%, 9/19/27 (Australia)	580,000	567,846
Commonwealth Bank of Australia 144A sr. unsec. notes 2.552%, 3/14/27 (Australia)	182,000	176,110
Corebridge Financial, Inc. sr. unsec. notes 3.85%, 4/5/29	230,000	224,152
Corebridge Global Funding 144A sr. unsec. unsub. notes 5.20%, 6/24/29	160,000	165,203
Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 9.25%, 12/15/28	340,000	364,023
Deutsche Bank AG unsec. sub. notes 4.50%, 4/1/25 (Germany)	400,000	398,404
Deutsche Bank AG /New York, NY sr. unsec. unsub. notes 6.72%, 1/18/29 (Germany)	175,000	185,302
Deutsche Bank AG/New York, NY sr. unsec. unsub. notes 1.686%, 3/19/26 (Germany)	835,000	804,687

Dynamic Asset Allocation Growth Fund
27

CORPORATE BONDS AND NOTES (8.0%)* cont.	Principal amount	Value
Financials cont.
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31	$100,000	$113,032
Encore Capital Group, Inc. 144A company guaranty sr. notes 9.25%, 4/1/29	200,000	215,440
Encore Capital Group, Inc. 144A company guaranty sr. notes 8.50%, 5/15/30	425,000	448,314
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	468,000	473,786
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28	649,000	678,826
Ford Motor Co. sr. unsec. unsub. notes 4.125%, 8/17/27	200,000	194,846
Freedom Mortgage Corp. 144A sr. unsec. notes 12.00%, 10/1/28	265,000	289,713
Freedom Mortgage Corp. 144A sr. unsec. sub. notes 6.625%, 1/15/27	240,000	240,746
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25	55,000	54,807
General Motors Financial Co., Inc. sr. unsec. notes 4.90%, 10/6/29	254,000	254,366
GGAM Finance, Ltd. 144A company guaranty sr. unsec. notes 8.00%, 2/15/27 (Ireland)	105,000	109,792
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. bonds 3.25%, 1/15/32 R	175,000	154,965
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26 R	96,000	96,464
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	1,531,000	1,522,399
HUB International, Ltd. 144A sr. notes 7.25%, 6/15/30	320,000	333,666
Huntington Bancshares, Inc. unsec. sub. FRB 2.487%, 8/15/36	361,000	294,162
ING Groep NV sr. unsec. unsub. FRN 6.083%, 9/11/27 (Netherlands)	240,000	247,447
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	140,000	116,275
Intercontinental Exchange, Inc. sr. unsec. notes 4.00%, 9/15/27	104,000	104,242
Jefferies Financial Group, Inc. sr. unsec. notes Ser. MTN, 5.15%, 9/15/25	280,000	280,412
Jefferson Capital Holdings, LLC 144A sr. unsec. notes 9.50%, 2/15/29	725,000	774,732
Jones Deslauriers Insurance Management, Inc. 144A sr. notes 8.50%, 3/15/30 (Canada)	130,000	139,201
Jones Deslauriers Insurance Management, Inc. 144A sr. unsec. notes 10.50%, 12/15/30 (Canada)	300,000	326,504
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity	563,000	559,524
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (CME Term SOFR 3 Month + 1.26%), 6.38%, 5/15/47	116,000	104,929
JPMorgan Chase & Co. jr. unsec. sub. FRN 3.65%, perpetual maturity	44,000	42,677
JPMorgan Chase & Co. sr. unsec. unsub. notes 6.07%, 10/22/27	570,000	590,840
JPMorgan Chase & Co. unsec. sub. bonds 3.625%, 12/1/27	1,350,000	1,329,856
JPMorgan Chase & Co. unsec. sub. FRB 5.717%, 9/14/33	743,000	788,088
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31	700,000	644,024
JPMorgan Chase & Co. unsec. sub. notes 4.125%, 12/15/26	78,000	77,987
KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44	160,000	154,961
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. unsub. notes 5.25%, 10/1/25 R	65,000	64,947
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 7.00%, 7/15/31 R	225,000	238,778
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27 R	310,000	303,185
Lloyds Banking Group PLC unsec. sub. notes 4.65%, 3/24/26 (United Kingdom)	215,000	214,678
LPL Holdings, Inc. company guaranty sr. unsec. notes 6.75%, 11/17/28	239,000	257,140
Macquarie Airfinance Holdings, Ltd. 144A sr. unsec. notes 6.50%, 3/26/31 (United Kingdom)	50,000	52,811
Macquarie Airfinance Holdings, Ltd. 144A sr. unsec. notes 6.40%, 3/26/29 (United Kingdom)	35,000	36,453
Marsh & McLennan Cos., Inc. sr. unsec. sub. bonds 4.90%, 3/15/49	175,000	167,795
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29	212,000	214,306
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)	255,000	253,534
Morgan Stanley sr. unsec. notes 5.123%, 2/1/29	475,000	487,106
Morgan Stanley sr. unsec. unsub. FRN Ser. GMTN, 3.772%, 1/24/29	1,365,000	1,342,751
Morgan Stanley unsec. unsub. notes 3.95%, 4/23/27	470,000	465,395
Morgan Stanley unsec. sub. notes 5.297%, 4/20/37	122,000	122,961
Nasdaq, Inc. sr. unsec. notes 5.35%, 6/28/28	155,000	161,078
Nasdaq, Inc. sr. unsec. sub. bonds 5.55%, 2/15/34	40,000	42,214
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 7.125%, 2/1/32	290,000	303,102
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31	700,000	686,480
NatWest Group PLC sr. unsec. unsub. FRN 5.847%, 3/2/27 (United Kingdom)	265,000	269,757
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45	155,000	135,634
OneMain Finance Corp. company guaranty sr. unsec. notes 7.50%, 5/15/31	280,000	288,471
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 11/15/31	275,000	278,509
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28	50,000	50,948
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29	325,000	312,589
Pebblebrook Hotel LP/PEB Finance Corp. 144A sr. unsec. notes 6.375%, 10/15/29	70,000	70,523
PHH Mortgage Corp. 144A company guaranty sr. notes 7.875%, 3/15/26	260,000	261,548
PNC Financial Services Group, Inc. (The) unsec. sub. FRB 4.626%, 6/6/33	725,000	715,090
PRA Group, Inc. 144A company guaranty sr. unsec. notes 8.875%, 1/31/30	560,000	583,976

28
Dynamic Asset Allocation Growth Fund

CORPORATE BONDS AND NOTES (8.0%)* cont.		Principal amount	Value
Financials cont.
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30 R		$113,000	$102,076
Prologis LP sr. unsec. unsub. notes 2.125%, 4/15/27 R		47,000	44,830
Protective Life Global Funding 144A 5.467%, 12/8/28		305,000	319,226
RHP Hotel Properties LP/RHP Finance Corp. 144A company guaranty sr. unsec. sub. notes 7.25%, 7/15/28		80,000	83,781
RHP Hotel Properties LP/RHP Finance Corp. 144A company guaranty sr. unsec. sub. notes 6.50%, 4/1/32		330,000	341,281
Royal Bank of Canada sr. unsec. notes Ser. GMTN, 5.20%, 8/1/28 (Canada)		475,000	493,702
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)		285,000	285,622
Santander UK Group Holdings PLC sr. unsec. unsub. notes 6.833%, 11/21/26 (United Kingdom)		575,000	587,228
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)		435,000	426,931
Truist Bank unsec. sub. FRN Ser. BKNT, 4.632%, 9/17/29		250,000	248,853
Truist Financial Corp. sr. unsec. unsub. bonds Ser. MTN, 5.435%, 1/24/30		235,000	243,293
Truist Financial Corp. sr. unsec. unsub. FRN Ser. MTN, 4.26%, 7/28/26		310,000	308,838
UBS Group AG jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)		206,000	206,930
UBS Group AG 144A sr. unsec. bonds 5.428%, 2/8/30 (Switzerland)		385,000	398,127
UBS Group AG 144A sr. unsec. bonds 3.869%, 1/12/29 (Switzerland)		285,000	278,908
UBS Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)		585,000	574,372
UBS Group AG 144A sr. unsec. unsub. FRN 1.305%, 2/2/27 (Switzerland)		308,000	294,716
US Bancorp unsec. sub. FRB 2.491%, 11/3/36		630,000	531,844
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28 R		411,000	412,920
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27 R		154,000	150,325
Wells Fargo & Co. sr. unsec. unsub. FRB Ser. MTN, 3.35%, 3/2/33		1,935,000	1,769,527
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 5.574%, 7/25/29		235,000	244,551
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 4.54%, 8/15/26		219,000	218,671
Westpac Banking Corp. sr. unsec. unsub. notes 3.35%, 3/8/27 (Australia)		94,000	92,736
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)		170,000	128,719
			53,649,485
Health care (0.7%)
AbbVie, Inc. sr. unsec. notes 4.80%, 3/15/29		355,000	365,449
AbbVie, Inc. sr. unsec. sub. notes 3.80%, 3/15/25		270,000	269,073
AthenaHealth Group, Inc. 144A sr. unsec. notes 6.50%, 2/15/30		405,000	389,359
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51		230,000	210,809
Amgen, Inc. sr. unsec. unsub. bonds 5.75%, 3/2/63		135,000	142,610
Amgen, Inc. sr. unsec. unsub. bonds 5.65%, 3/2/53		51,000	53,687
Amgen, Inc. sr. unsec. unsub. notes 5.25%, 3/2/30		105,000	109,588
Amgen, Inc. sr. unsec. unsub. notes 5.15%, 3/2/28		495,000	509,854
Bausch & Lomb Escrow Corp. 144A sr. notes 8.375%, 10/1/28 (Canada)		180,000	190,575
Bausch Health Cos., Inc. 144A company guaranty sr. notes 6.125%, 2/1/27		210,000	189,858
Becton, Dickinson and Co. sr. unsec. notes 2.823%, 5/20/30		372,000	343,378
Bristol-Myers Squibb Co. sr. unsec. notes 4.90%, 2/22/29		395,000	408,411
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30		220,000	197,109
Centene Corp. sr. unsec. notes 4.625%, 12/15/29		275,000	269,298
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31		115,000	106,130
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29		105,000	98,931
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 10.875%, 1/15/32		245,000	270,293
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27		180,000	177,266
CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. sub. notes 6.875%, 4/1/28		165,000	139,487
CHS/Community Health Systems, Inc. 144A sr. notes 5.25%, 5/15/30		530,000	488,196
Concentra Escrow Issuer Corp. 144A sr. unsec. notes 6.875%, 7/15/32		100,000	105,276
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38		140,000	132,156
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28		4,493	4,570
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36		112,122	105,071
DaVita Inc. 144A company guaranty sr. unsec. notes 6.875%, 9/1/32		695,000	718,564
DH Europe Finance II SARL company guaranty sr. unsec. bonds 3.40%, 11/15/49 (Luxembourg)		155,000	121,334
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.65%, 8/28/28		255,000	264,576
Eli Lilly and Co. sr. unsec. unsub. bonds 4.875%, 2/27/53		145,000	145,275
Endo Finance Holdings, Inc. 144A sr. notes 8.50%, 4/15/31		145,000	155,554
GE HealthCare Technologies, Inc. company guaranty sr. unsec. unsub. notes 5.65%, 11/15/27		110,000	114,482
GE HealthCare Technologies, Inc. sr. unsec. notes 4.80%, 8/14/29		270,000	275,171
Grifols SA company guaranty sr. unsec. notes 3.875%, 10/15/28 (Spain)	EUR	445,000	461,152
HCA, Inc. company guaranty sr. notes 4.50%, 2/15/27		$76,000	76,110
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29		118,000	116,185
HCA, Inc. company guaranty sr. unsec. notes 5.45%, 4/1/31		400,000	416,894

Dynamic Asset Allocation Growth Fund
29

CORPORATE BONDS AND NOTES (8.0%)* cont.		Principal amount	Value
Health care cont.
HCA, Inc. company guaranty sr. unsec. sub. notes 3.625%, 3/15/32		$410,000	$379,254
Humana, Inc. sr. unsec. unsub. notes 5.75%, 3/1/28		250,000	260,791
Icon Investments Six DAC company guaranty sr. notes 5.809%, 5/8/27 (Ireland)		215,000	221,892
Illumina, Inc. sr. unsec. sub. notes 4.65%, 9/9/26		131,000	131,895
Jazz Securities DAC 144A company guaranty sr. unsub. notes 4.375%, 1/15/29 (Ireland)		390,000	377,489
Kedrion SpA 144A company guaranty sr. notes 6.50%, 9/1/29 (Italy)		540,000	514,690
Medline Borrower LP 144A sr. notes 3.875%, 4/1/29		305,000	289,022
Medline Borrower LP 144A sr. unsec. notes 5.25%, 10/1/29		180,000	176,746
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45		395,000	333,512
Merck & Co., Inc. sr. unsec. unsub. notes 2.75%, 2/10/25		122,000	121,082
Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45		650,000	583,173
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 5.30%, 5/19/53 (Singapore)		105,000	108,723
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.75%, 5/19/33 (Singapore)		148,000	150,908
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/28 (Singapore)		622,000	631,365
Roche Holdings, Inc. 144A company guaranty sr. unsec. bonds 4.00%, 11/28/44 (Switzerland)		550,000	489,266
Royalty Pharma PLC company guaranty sr. unsec. notes 5.15%, 9/2/29		360,000	369,385
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		320,000	320,369
Service Corp. International sr. unsec. notes 4.625%, 12/15/27		142,000	140,204
Service Corp. International sr. unsec. notes 3.375%, 8/15/30		65,000	58,957
Tenet Healthcare Corp. company guaranty sr. notes 5.125%, 11/1/27		550,000	548,364
Tenet Healthcare Corp. company guaranty sr. notes 4.25%, 6/1/29		215,000	207,468
Tenet Healthcare Corp. company guaranty sr. unsub. notes 6.125%, 6/15/30		345,000	351,069
Teva Pharmaceutical Finance Netherlands II BV company guaranty sr. unsec. unsub. notes 4.375%, 5/9/30 (Israel)	EUR	495,000	550,016
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 8.125%, 9/15/31 (Israel)		$225,000	258,245
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 7.875%, 9/15/29 (Israel)		200,000	221,204
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 5.125%, 5/9/29 (Israel)		555,000	550,986
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95%, 10/15/42		245,000	215,284
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.85%, 6/15/28		740,000	737,339
Viatris, Inc. company guaranty sr. unsec. notes 2.30%, 6/22/27		291,000	274,275
Wyeth, LLC company guaranty sr. unsec. bonds 5.95%, 4/1/37		305,000	338,004
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30		244,000	215,749
			18,268,457
Technology (0.5%)
Ahead DB Holdings, LLC 144A company guaranty sr. unsec. notes 6.625%, 5/1/28		175,000	169,487
Apple, Inc. sr. unsec. bonds 3.95%, 8/8/52		240,000	211,683
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45		598,000	574,823
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43		314,000	283,183
Atlassian Corp. sr. unsec. bonds 5.50%, 5/15/34		36,000	37,690
Atlassian Corp. sr. unsec. notes 5.25%, 5/15/29		224,000	231,704
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27		494,000	490,771
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/28		1,147,000	1,121,144
Broadcom, Inc. sr. unsec. notes 5.05%, 7/12/29		280,000	288,533
Broadcom, Inc. 144A sr. unsec. bonds 3.187%, 11/15/36		80,000	67,836
Cadence Design Systems, Inc. sr. unsec. sub. notes 4.30%, 9/10/29		270,000	271,139
Cloud Software Group, Inc. 144A notes 9.00%, 9/30/29		170,000	173,140
Cloud Software Group, Inc. 144A sr. notes. 6.50%, 3/31/29		590,000	587,529
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25		119,000	115,281
CommScope, LLC 144A company guaranty sr. notes 6.00%, 3/1/26		105,000	102,244
CrowdStrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29		255,000	236,241
Fortress Intermediate 3, Inc. 144A sr. notes 7.50%, 6/1/31		245,000	258,788
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30		315,000	295,923
Hewlett Packard Enterprise Co. sr. unsec. bonds 5.60%, 10/15/54		113,000	111,014
Hewlett Packard Enterprise Co. sr. unsec. bonds 5.00%, 10/15/34		57,000	56,454
Hewlett Packard Enterprise Co. sr. unsec. notes 4.85%, 10/15/31		113,000	112,802

30
Dynamic Asset Allocation Growth Fund

CORPORATE BONDS AND NOTES (8.0%)* cont.	Principal amount	Value
Technology cont.
Hewlett Packard Enterprise Co. sr. unsec. notes 4.55%, 10/15/29	$552,000	$550,709
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29	550,000	537,161
McAfee Corp. 144A sr. unsec. notes 7.375%, 2/15/30	745,000	727,372
Meta Platforms, Inc. sr. unsec. bonds 5.40%, 8/15/54	385,000	403,649
Meta Platforms, Inc. sr. unsec. notes 4.95%, 5/15/33	265,000	278,285
Meta Platforms, Inc. sr. unsec. unsub. notes 3.50%, 8/15/27	599,000	594,247
Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26	930,000	907,288
MSCI, Inc. 144A company guaranty sr. unsec. notes 3.625%, 9/1/30	152,000	143,124
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41	305,000	252,319
Oracle Corp. sr. unsec. notes 2.875%, 3/25/31	295,000	268,516
Oracle Corp. sr. unsec. unsub. bonds 6.50%, 4/15/38	55,000	62,600
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47	870,000	714,815
RingCentral, Inc. 144A sr. unsec. notes 8.50%, 8/15/30	300,000	321,230
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29	260,000	247,655
salesforce.com, Inc. sr. unsec. bonds 3.05%, 7/15/61	320,000	215,387
salesforce.com, Inc. sr. unsec. bonds 2.90%, 7/15/51	320,000	223,580
Seagate HDD Cayman company guaranty sr. unsec. notes 3.125%, 7/15/29 (Cayman Islands)	110,000	99,622
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	315,000	270,388
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29	430,000	407,832
Twilio, Inc. company guaranty sr. unsec. notes 3.875%, 3/15/31	440,000	406,948
UKG, Inc. 144A sr. notes 6.875%, 2/1/31	355,000	367,079
ZoomInfo Technologies, LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29	310,000	286,824
		14,084,039
Transportation (0.1%)
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.75%, 4/20/29	235,000	234,804
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.50%, 4/20/26	137,083	136,805
Canadian Pacific Railway Co. company guaranty sr. unsec. unsub. notes 1.75%, 12/2/26 (Canada)	645,000	613,898
CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44	240,000	213,768
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	113,000	110,793
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27	145,000	145,101
Ryder System, Inc. sr. unsec. unsub. notes 4.95%, 9/1/29	325,000	331,566
SMBC Aviation Capital Finance DAC 144A company guaranty sr. unsec. notes 5.70%, 7/25/33 (Ireland)	200,000	208,761
SMBC Aviation Capital Finance DAC 144A company guaranty sr. unsec. notes 5.30%, 4/3/29 (Ireland)	470,000	482,971
United Airlines, Inc. 144A company guaranty sr. notes 4.625%, 4/15/29	90,000	87,023
Watco Cos., LLC/Watco Finance Corp. 144A sr. unsec. notes 7.125%, 8/1/32	395,000	412,037
		2,977,527
Utilities and power (0.5%)
AES Corp. (The) sr. unsec. notes 5.45%, 6/1/28	145,000	149,331
AES Corp. (The) sr. unsec. notes 1.375%, 1/15/26	188,000	180,469
AES Corp. (The) sr. unsec. unsub. notes 2.45%, 1/15/31	230,000	199,288
Ameren Corp. sr. unsec. unsub. notes 5.00%, 1/15/29	180,000	184,371
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	510,000	509,717
American Transmission Systems, Inc. 144A sr. unsec. bonds 2.65%, 1/15/32	95,000	83,523
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26	48,000	47,849
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31	195,000	188,973
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	130,000	116,445
Constellation Energy Generation, LLC sr. unsec. notes 5.60%, 3/1/28	235,000	245,370
Duke Energy Carolinas, LLC sr. notes 4.95%, 1/15/33	45,000	46,414
Duke Energy Corp. sr. unsec. bonds 4.20%, 6/15/49	350,000	293,581
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27	445,000	432,495
Duke Energy Indiana LLC sr. bonds 6.45%, 4/1/39	80,000	91,898
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	191,000	187,101
Electricite De France SA 144A jr. unsec. sub. FRB 9.125%, perpetual maturity (France)	200,000	228,159
Electricite De France SA 144A sr. unsec. notes 5.65%, 4/22/29 (France)	540,000	567,338
Enbridge, Inc. company guaranty sr. unsec. unsub. bonds 4.50%, 6/10/44 (Canada)	355,000	314,921
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	210,000	209,838
Energy Transfer LP company guaranty sr. unsec. bonds 3.75%, 5/15/30	625,000	597,195
Energy Transfer LP company guaranty sr. unsec. notes 5.50%, 6/1/27	84,000	86,163
Energy Transfer LP company guaranty sr. unsec. notes 2.90%, 5/15/25	79,000	78,038
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	1,275,000	1,261,506

Dynamic Asset Allocation Growth Fund
31

CORPORATE BONDS AND NOTES (8.0%)* cont.	Principal amount	Value
Utilities and power cont.
Evergy Kansas Central, Inc. sr. bonds 5.70%, 3/15/53	$110,000	$116,240
Evergy Missouri West, Inc. 144A sr. notes 5.15%, 12/15/27	330,000	337,986
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28	50,000	51,852
Georgia Power Co. sr. unsec. unsub. notes 5.004%, 2/23/27	260,000	265,774
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30	140,000	135,419
Kinder Morgan, Inc. company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32	305,000	356,337
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 2/1/29	175,000	178,815
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 1.75%, 11/15/26	115,000	109,328
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.051%, 3/1/25	290,000	291,255
NRG Energy, Inc. 144A jr. unsec. sub. FRB 10.25%, perpetual maturity	265,000	299,136
Oncor Electric Delivery Co., LLC sr. notes 5.30%, 6/1/42	45,000	46,114
Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45	405,000	334,848
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26	110,000	107,397
Pacific Gas and Electric Co. notes 2.10%, 8/1/27	50,000	46,868
Pacific Gas and Electric Co. sr. notes 6.10%, 1/15/29	570,000	602,167
Pacific Gas and Electric Co. sr. notes 5.55%, 5/15/29	435,000	452,037
PG&E Corp. jr. unsec. sub. bonds 7.375%, 3/15/55	180,000	189,247
PG&E Corp. sr. sub. notes 5.25%, 7/1/30	380,000	377,730
Public Service Electric & Gas Co. sr. notes Ser. MTN, 5.50%, 3/1/40	75,000	79,486
Puget Sound Energy, Inc. sr. bonds 5.448%, 6/1/53	140,000	144,892
Southern California Gas Co. sr. unsub. bonds 5.05%, 9/1/34	185,000	190,852
Southern Co. (The) sr. unsec. notes 5.50%, 3/15/29	295,000	309,551
Southern Co. Gas Capital Corp. company guaranty sr. unsec. unsub. notes 4.95%, 9/15/34	865,000	874,439
Vistra Corp. 144A jr. unsec. sub. FRN 8.00%, 10/15/51	135,000	141,533
Vistra Corp. 144A jr. unsec. sub. FRN 7.00%, perpetual maturity	185,000	189,006
Vistra Operations Co., LLC 144A company guaranty sr. notes 6.00%, 4/15/34	105,000	112,292
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	212,000	207,911
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 6.875%, 4/15/32	185,000	194,758
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub. notes 5.00%, 7/31/27	150,000	149,386
Vistra Operations Co., LLC 144A sr. unsec. notes 7.75%, 10/15/31	330,000	355,531
Wisconsin Electric Power Co. sr. unsec. unsub. bonds 4.60%, 10/1/34	183,000	183,513
		13,731,683
Total corporate bonds and notes (cost $217,802,486)		$215,950,199
U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (5.1%)*	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (1.5%)
Government National Mortgage Association Pass-Through Certificates
6.00%, with due dates from 12/20/48 to 11/20/53	$1,470,599	$1,519,557
5.50%, with due dates from 3/20/53 to 7/20/53	3,582,877	3,659,037
5.00%, TBA, 10/1/54	4,000,000	4,007,030
4.50%, TBA, 10/1/54	7,000,000	6,912,643
4.50%, 5/20/49	44,575	44,133
4.00%, TBA, 10/1/54	2,000,000	1,933,846
4.00%, 2/20/48	2,729,463	2,667,421
3.00%, TBA, 10/1/54	6,000,000	5,472,181
3.00%, with due dates from 8/20/49 to 1/20/54	15,343,703	14,027,683
		40,243,531
U.S. Government Agency Mortgage Obligations (3.6%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
6.50%, 5/1/53	245,857	254,002
6.00%, with due dates from 5/1/53 to 5/1/53	1,418,926	1,462,444
5.50%, with due dates from 5/1/53 to 9/1/53	1,891,685	1,930,750
4.00%, 9/1/45	115,948	114,784
3.00%, 1/1/48	3,708,766	3,400,903
2.50%, with due dates from 8/1/50 to 8/1/51	1,744,801	1,525,864
Federal National Mortgage Association Pass-Through Certificates
6.50%, with due dates from 3/1/53 to 5/1/53	1,633,118	1,685,289
6.00%, with due dates from 5/1/53 to 6/1/53	1,862,376	1,916,777
5.28%, 12/1/28	218,000	227,323
4.50%, with due dates from 2/1/39 to 4/1/39	11,974	12,094

32
Dynamic Asset Allocation Growth Fund

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (5.1%)* cont.	Principal amount	Value
U.S. Government Agency Mortgage Obligations cont.
Federal National Mortgage Association Pass-Through Certificates
4.00%, 1/1/57	$405,369	$390,526
3.50%, with due dates from 6/1/56 to 10/1/56	2,148,561	2,000,176
3.50%, with due dates from 11/1/51 to 4/1/52	1,746,320	1,637,314
3.00%, with due dates from 4/1/46 to 4/1/52	5,176,091	4,738,464
2.73%, 9/1/29	267,000	251,888
2.50%, with due dates from 7/1/50 to 8/1/51	11,773,477	10,276,021
Uniform Mortgage-Backed Securities
6.50%, TBA, 10/1/54	5,000,000	5,155,247
5.00%, TBA, 10/1/54	20,000,000	19,989,844
3.50%, TBA, 10/1/54	10,000,000	9,313,237
2.50%, TBA, 10/1/54	23,000,000	19,856,380
2.50%, TBA, 10/1/39	12,000,000	11,250,909
		97,390,236
Total U.S. government and agency mortgage obligations (cost $141,010,160)		$137,633,767
U.S. TREASURY OBLIGATIONS (—%)*	Principal amount	Value
U.S. Treasury Notes
3.75%, 12/31/28 [i]	$75,000	$76,222
2.875%, 8/15/28 [i]	11,000	10,763
1.875%, 2/28/27 [i]	91,000	87,552
0.375%, 11/30/25 [i]	180,000	173,118
0.25%, 10/31/25 [i]	117,000	112,579
0.25%, 7/31/25 [i]	250,000	242,395
Total U.S. treasury obligations (cost $702,629)		$702,629
MORTGAGE-BACKED SECURITIES (1.6%)*	Principal amount	Value
Agency collateralized mortgage obligations (0.4%)
Federal Home Loan Mortgage Corporation
Strips FRB Ser. 406, Class F30, (US 30 Day Average SOFR + 1.15%), 6.43%, 10/25/53	$369,188	$372,071
REMICs Ser. 5079, Class BI, IO, 5.50%, 2/25/51	1,778,414	319,357
REMICs Ser. 5024, Class HI, IO, 4.50%, 10/25/50	2,544,156	577,642
REMICs Ser. 5138, Class YI, IO, 4.50%, 12/25/49	3,505,089	875,255
REMICs Ser. 5134, Class IB, IO, 4.00%, 8/25/51	3,302,874	654,147
REMICs Ser. 5121, Class KI, IO, 4.00%, 6/25/51	2,662,939	608,852
REMICs Ser. 5036, Class IK, IO, 4.00%, 4/25/50	2,738,189	569,801
REMICs Ser. 5142, Class AI, IO, 3.50%, 9/25/51	3,234,189	610,820
REMICs Ser. 5010, Class IA, IO, 3.50%, 9/25/50	1,997,905	378,402
REMICs IFB Ser. 3065, Class DC, ((-3 x US 30 Day Average SOFR) + 19.52%), 3.49%, 3/15/35	14,821	16,160
REMICs IFB Ser. 4326, Class GS, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.593%, 4/15/44	2,937,931	339,823
Federal National Mortgage Association
REMICs Ser. 21-65, Class LI, IO, 3.50%, 10/25/51	2,358,203	433,140
REMICs Ser. 20-96, Class JI, IO, 3.00%, 1/25/51	4,435,458	762,959
REMICs Ser. 21-28, Class NI, IO, 3.00%, 5/25/41	4,234,836	457,107
REMICs Ser. 21-45, Class MI, IO, 2.50%, 2/25/49	4,089,536	537,183
FRB Ser. 02-W8, Class 1, IO, 0.295%, 6/25/42 W	158,360	1,556
REMICs Ser. 01-79, Class BI, IO, 0.242%, 3/25/45 W	52,945	278
REMICs Ser. 03-34, PO, zero %, 4/25/43	5,170	4,710
Government National Mortgage Association
FRB Ser. 23-152, Class FB, IO, 6.495%, 4/20/51 W	465,990	468,418
Ser. 21-214, Class AI, IO, 4.00%, 12/20/51	2,379,171	461,216
Ser. 21-117, Class MI, IO, 3.50%, 5/20/42	4,056,937	619,958
Ser. 22-60, Class IY, IO, 3.00%, 2/20/52	4,550,585	671,645
FRB Ser. 16-H16, Class LI, IO, 2.355%, 7/20/66 W	4,693,392	223,720
Ser. 15-H26, Class EI, IO, 1.757%, 10/20/65 W	981,361	37,481
		10,001,701
Commercial mortgage-backed securities (0.5%)
ACRES Commercial Realty, Ltd. 144A FRB Ser. 21-FL1, Class AS, 6.797%, 6/15/36	402,000	397,729
Arbor Multifamily Mortgage Securities Trust 144A FRB Ser. 20-MF1, Class XA, IO, 1.06%, 5/15/53 W	4,086,901	167,255
AREIT Trust 144A FRB Ser. 21-CRE5, Class A, 6.277%, 11/17/38 (Cayman Islands)	67,890	67,911

Dynamic Asset Allocation Growth Fund
33

MORTGAGE-BACKED SECURITIES (1.6%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
BANK FRB Ser. 19-BN20, Class XA, IO, 0.932%, 9/15/62 W	$3,715,871	$121,900
Barclays Commercial Mortgage Trust
Ser. 19-C3, Class C, 4.178%, 5/15/52	187,000	162,193
FRB Ser. 19-C4, Class XA, IO, 1.666%, 8/15/52 W	4,421,210	253,130
BDS, Ltd. 144A FRB Ser. 21-FL10, Class A, (CME Term SOFR 1 Month + 1.46%), 6.479%, 12/16/36 (Cayman Islands)	447,126	446,428
BXMT, Ltd. 144A FRB Ser. 21-FL4, Class A, 6.247%, 5/15/38 (Cayman Islands)	514,161	493,256
CD Commercial Mortgage Trust Ser. 17-CD4, Class B, 3.947%, 5/10/50 W	266,000	245,361
CFCRE Commercial Mortgage Trust FRB Ser. 17-C8, Class B, 4.199%, 6/15/50 W	193,000	181,323
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.08%, 12/15/47 W	34,375	31,825
FRB Ser. 11-C2, Class E, 5.08%, 12/15/47 W	214,000	185,731
Citigroup Commercial Mortgage Trust Ser. 14-GC21, Class B, 4.328%, 5/10/47 W	378,941	368,264
COMM Mortgage Trust
FRB Ser. 13-CR13, Class C, 5.113%, 11/10/46 W	104,988	98,086
FRB Ser. 14-CR17, Class C, 4.941%, 5/10/47 W	452,000	414,723
FRB Ser. 15-LC21, Class B, 4.458%, 7/10/48 W	370,000	363,161
FRB Ser. 15-LC19, Class C, 4.377%, 2/10/48 W	530,000	507,428
Ser. 14-UBS5, Class AM, 4.193%, 9/10/47 W	282,164	276,880
Ser. 14-UBS3, Class AM, 4.012%, 6/10/47	296,000	279,245
Ser. 15-CR23, Class AM, 3.801%, 5/10/48	294,000	290,365
FRB Ser. 14-UBS6, Class XA, IO, 0.806%, 12/10/47 W	2,864,610	48
COMM Mortgage Trust 144A
FRB Ser. 13-CR13, Class D, 5.113%, 11/10/46 W	347,000	213,408
FRB Ser. 15-LC23, Class D, 3.696%, 10/10/48 W	336,000	289,418
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C2, Class AX, IO, 0.03%, 1/15/49 W	1,069,965	137
CSAIL Commercial Mortgage Trust
Ser. 16-C7, Class AS, 3.958%, 11/15/49 W	323,000	311,396
Ser. 15-C2, Class AS, 3.849%, 6/15/57 W	321,000	313,436
Ser. 19-C17, Class AS, 3.278%, 9/15/52	428,000	383,757
FRB Ser. 20-C19, Class XA, IO, 1.212%, 3/15/53 W	6,297,007	287,168
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.533%, 8/10/44 W	573,608	519,674
FREMF Mortgage Trust 144A FRB Ser. 15-K51, Class B, 4.09%, 10/25/48 W	472,000	466,928
FS Rialto Issuer, Ltd. 144A FRB Ser. 21-FL3, Class A, (CME Term SOFR 1 Month + 1.36%), 6.461%, 11/16/36 (Cayman Islands)	178,926	178,087
GS Mortgage Securities Trust FRB Ser. 14-GC22, Class XA, IO, 0.746%, 6/10/47 W	1,341,548	28
JPMBB Commercial Mortgage Securities Trust FRB Ser. 14-C23, Class C, 4.714%, 9/15/47 W	476,000	461,060
JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 13-LC11, Class XA, IO, 1.302%, 4/15/46 W	476,812	14
FRB Ser. 06-CB17, Class X, IO, 1.144%, 12/12/43 W	141,521	2,131
JPMorgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 12-C6, Class E, 5.129%, 5/15/45 W	205,000	186,294
KREF, Ltd. 144A FRB Ser. 22-FL3, Class A, (CME Term SOFR 1 Month + 1.45%), 6.415%, 2/17/39	247,000	246,846
LB-UBS Commercial Mortgage Trust 144A FRB Ser. 06-C6, Class XCL, IO, 0.435%, 9/15/39 W	1,115,254	4,131
LSTAR Commercial Mortgage Trust 144A Ser. 17-5, Class A5, 3.549%, 3/10/50	215,000	208,023
MF1 Multifamily Housing Mortgage, Ltd. 144A FRB Ser. 21-FL6, Class A, (CME Term SOFR 1 Month + 1.21%), 6.229%, 7/16/36 (Cayman Islands)	732,860	729,407
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 15-C24, Class B, 4.465%, 5/15/48 W	225,000	217,289
FRB Ser. 13-C10, Class B, 4.115%, 7/15/46 W	267,822	244,054
Ser. 14-C19, Class C, 4.00%, 12/15/47	255,000	243,341
Morgan Stanley Capital I Trust
Ser. 18-L1, Class A3, 4.139%, 10/15/51	246,000	244,254
Ser. 16-UB12, Class AS, 3.778%, 12/15/49 W	200,000	187,979
PFP, Ltd. 144A REMICs FRB Ser. 21-8, Class AS, 6.461%, 8/9/37 (Cayman Islands)	281,389	278,044
Shelter Growth CRE Issuer, Ltd. 144A FRB Ser. 22-FL4, Class A, 7.261%, 6/17/37 (Bermuda)	175,268	175,871
UBS Commercial Mortgage Trust
FRB Ser. 17-C7, Class XA, IO, 1.132%, 12/15/50 W	3,210,417	82,233
FRB Ser. 18-C8, Class XA, IO, 0.964%, 2/15/51 W	3,642,101	85,430
VMC Finance, LLC 144A FRB Ser. 21-FL4, Class A, 6.229%, 6/16/36	10,608	10,596
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, 0.488%, 11/15/48 W	16,205	46

34
Dynamic Asset Allocation Growth Fund

MORTGAGE-BACKED SECURITIES (1.6%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
Wells Fargo Commercial Mortgage Trust
FRB Ser. 20-C57, Class C, 4.157%, 8/15/53 W	$139,000	$128,430
Ser. 16-BNK1, Class AS, 2.814%, 8/15/49	274,000	254,811
FRB Ser. 19-C52, Class XA, IO, 1.705%, 8/15/52 W	4,940,050	288,169
FRB Ser. 16-LC25, Class XA, IO, 0.962%, 12/15/59 W	4,351,059	58,794
Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.082%, 7/15/46 W	518,000	189,080
WF-RBS Commercial Mortgage Trust
FRB Ser. 13-C11, Class C, 4.142%, 3/15/45 W	849,000	760,536
FRB Ser. 14-C24, Class XA, IO, 0.932%, 11/15/47 W	3,725,616	77
FRB Ser. 14-C22, Class XA, IO, 0.629%, 9/15/57 W	2,973,403	40
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C3, Class D, 6.05%, 3/15/44 (In default) † W	206,195	76,765
FRB Ser. 13-C15, Class D, 4.327%, 8/15/46 W	309,000	129,601
		13,809,025
Residential mortgage-backed securities (non-agency) (0.7%)
A&D Mortgage Trust 144A Ser. 23-NQM4, Class A1, 7.472%, 9/25/68	254,822	262,126
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (CME Term SOFR 1 Month + 0.30%), 5.159%, 5/25/47	332,259	190,151
Angel Oak Mortgage Trust 144A Ser. 24-9, Class A1, stepped-coupon 5.138%, (6.138%, 9/1/28) 9/25/69 ††	326,000	327,194
Arroyo Mortgage Trust 144A
Ser. 19-1, Class A3, 4.208%, 1/25/49 W	40,555	39,861
Ser. 19-3, Class A3, 3.416%, 10/25/48 W	53,345	51,235
BRAVO Residential Funding Trust 144A
Ser. 23-NQM5, Class A1, 6.505%, 6/25/63	260,590	264,629
FRB Ser. 21-HE3, Class A2, (US 30 Day Average SOFR + 1.00%), 6.28%, 8/25/69	200,434	199,156
Bunker Hill Loan Depositary Trust 144A Ser. 20-1, Class A2, 2.60%, 2/25/55 W	285,000	270,864
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 6.124%, 5/25/35 W	86,476	84,987
Citigroup Mortgage Loan Trust, Inc. 144A Ser. 22-A, Class A1, 6.17%, perpetual maturity	124,303	124,389
Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A2, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.94%), 6.063%, 6/25/46	349,669	333,183
FRB Ser. 05-59, Class 1A1, (CME Term SOFR 1 Month + 0.77%), 5.735%, 11/20/35	246,677	233,660
FRB Ser. 05-65CB, Class 2A1, (CME Term SOFR 1 Month + 0.54%), 5.394%, 12/25/35	454,379	290,555
FRB Ser. 06-OA10, Class 4A1, (CME Term SOFR 1 Month + 0.49%), 5.349%, 8/25/46	619,747	525,866
FRB Ser. 06-OA19, Class A1, (CME Term SOFR 1 Month + 0.29%), 5.255%, 2/20/47	207,329	165,711
Cross Mortgage Trust 144A Ser. 24-H4, Class A1, stepped-coupon 6.147% (7.147%, 6/1/28), 7/25/69 ††	210,531	213,941
CSMC Trust 144A
Ser. 21-RPL4, Class A1, 4.074%, 12/27/60 W	150,669	150,251
Ser. 21-RPL7, Class A1, 1.926%, 7/27/61 W	144,206	143,850
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (US 30 Day Average SOFR + 5.11%), 10.395%, 12/25/28	173,696	183,429
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M3, (US 30 Day Average SOFR + 4.81%), 10.095%, 4/25/28	190,049	196,422
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class B1, (US 30 Day Average SOFR + 4.80%), 10.08%, 10/25/50	286,000	326,613
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA6, Class M1B, (US 30 Day Average SOFR + 3.70%), 8.98%, 9/25/42	18,000	19,033
Structured Agency Credit Risk Debt FRN Ser. 22-DNA5, Class M1A, (US 30 Day Average SOFR + 2.95%), 8.23%, 6/25/42	408,234	419,876
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA3, Class M1B, (US 30 Day Average SOFR + 2.90%), 8.18%, 4/25/42	17,000	17,604
Structured Agency Credit Risk Debt FRN Ser. 22-HQA2, Class M1A, (US 30 Day Average SOFR + 2.65%), 7.93%, 7/25/42	507,176	520,932
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA3, Class M1A, (US 30 Day Average SOFR + 2.30%), 7.58%, 8/25/42	185,346	189,803
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA4, Class M1A, (US 30 Day Average SOFR + 2.20%), 7.48%, 5/25/42	200,874	204,195
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA6, Class M1A, (US 30 Day Average SOFR + 2.15%), 7.43%, 9/25/42	47,663	48,234

Dynamic Asset Allocation Growth Fund
35

MORTGAGE-BACKED SECURITIES (1.6%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA1, Class M1A, (US 30 Day Average SOFR + 2.10%), 7.38%, 3/25/42	$11,924	$12,008
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA3, Class M2, (US 30 Day Average SOFR + 2.10%), 7.38%, 10/25/33	98,383	100,749
Structured Agency Credit Risk Trust REMICs FRB Ser. 23-DNA1, Class M1A, (US 30 Day Average SOFR + 2.10%), 7.363%, 3/25/43	120,427	122,009
Structured Agency Credit Risk Debt FRN Ser. 23-HQA2, Class M1A, (US 30 Day Average SOFR + 2.00%), 7.28%, 6/25/43	69,358	69,753
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA3, Class M1A, (US 30 Day Average SOFR + 2.00%), 7.28%, 4/25/42	76,901	77,939
Structured Agency Credit Risk Trust REMICs FRB Ser. 23-HQA3, Class A1, (US 30 Day Average SOFR + 1.85%), 7.13%, 11/25/43	64,938	65,692
Structured Agency Credit Risk Trust REMICs FRB Ser. 23-HQA3, Class M1, (US 30 Day Average SOFR + 1.85%), 7.13%, 11/25/43	59,031	59,512
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1B, (US 30 Day Average SOFR + 1.85%), 7.13%, 1/25/42	224,000	227,278
Structured Agency Credit Risk Debt FRN Ser. 21-DNA7, Class M2, (US 30 Day Average SOFR + 1.80%), 7.08%, 11/25/41	521,000	526,820
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA5, Class M2, (US 30 Day Average SOFR + 1.65%), 6.93%, 1/25/34	53,660	53,939
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA6, Class M2, (US 30 Day Average SOFR + 1.50%), 6.78%, 10/25/41	212,000	213,273
Structured Agency Credit Risk Debt FRN Ser. 22-DNA2, Class M1A, (US 30 Day Average SOFR + 1.30%), 6.58%, 2/25/42	151,626	151,962
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1A, (US 30 Day Average SOFR + 1.00%), 6.28%, 1/25/42	155,472	155,153
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-HQA4, Class M1, (US 30 Day Average SOFR + 0.95%), 6.23%, 12/25/41	59,432	59,281
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA6, Class M1, (US 30 Day Average SOFR + 0.80%), 6.08%, 10/25/41	10,965	10,952
Seasoned Credit Risk Transfer Trust FRB Ser. 17-2, Class 2, 4.00%, 8/25/56 W	125,404	124,399
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (US 30 Day Average SOFR + 7.06%), 12.345%, 8/25/28	153,652	161,378
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (US 30 Day Average SOFR + 6.86%), 12.145%, 8/25/28	216,608	227,508
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (US 30 Day Average SOFR + 6.11%), 11.395%, 9/25/28	124,464	128,224
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (US 30 Day Average SOFR + 6.01%), 11.295%, 10/25/28	33,354	34,949
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (US 30 Day Average SOFR + 5.81%), 11.095%, 4/25/28	402,333	419,384
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (US 30 Day Average SOFR + 4.56%), 9.845%, 1/25/29	322,963	336,823
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (US 30 Day Average SOFR + 4.46%), 9.745%, 5/25/29	278,114	290,774
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (US 30 Day Average SOFR + 4.36%), 9.645%, 4/25/29	201,596	211,087
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (US 30 Day Average SOFR + 4.36%), 9.645%, 1/25/29	395,748	411,253
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2C, (US 30 Day Average SOFR + 3.76%), 9.045%, 9/25/29	47,000	49,320
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (US 30 Day Average SOFR + 3.66%), 8.945%, 7/25/29	273,926	283,395
Connecticut Avenue Securities Trust FRB Ser. 17-C06, Class 2M2C, (US 30 Day Average SOFR + 2.91%), 8.195%, 2/25/30	82,054	84,969
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1M2B, (US 30 Day Average SOFR + 2.76%), 8.045%, 2/25/30	18,859	18,997
Connecticut Avenue Securities Trust FRB Ser. 18-C05, Class 1M2, (US 30 Day Average SOFR + 2.46%), 7.745%, 1/25/31	128,053	131,649
Connecticut Avenue Securities FRB Ser. 18-C02, Class 2M2, (US 30 Day Average SOFR + 2.31%), 7.595%, 8/25/30	9,644	9,910

36
Dynamic Asset Allocation Growth Fund

MORTGAGE-BACKED SECURITIES (1.6%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust IFB Ser. 22-R03, Class 1M2, (US 30 Day Average SOFR + 3.50%), 8.78%, 3/25/42	$75,000	$78,914
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1M2, (US 30 Day Average SOFR + 3.10%), 8.38%, 3/25/42	74,000	77,172
Connecticut Avenue Securities Trust FRB Ser. 22-R05, Class 2M2, (US 30 Day Average SOFR + 3.00%), 8.28%, 4/25/42	581,000	600,389
Connecticut Avenue Securities Trust FRB Ser. 22-R07, Class 1M1, (US 30 Day Average SOFR + 2.95%), 8.213%, 6/25/42	206,429	212,910
Connecticut Avenue Securities Trust FRB Ser. 22-R06, Class 1M1, (US 30 Day Average SOFR + 2.75%), 8.03%, 5/25/42	100,043	102,809
Connecticut Avenue Securities Trust FRB Ser. 22-R08, Class 1M1, (US 30 Day Average SOFR + 2.55%), 7.83%, 7/25/42	140,143	143,939
Connecticut Avenue Securities Trust FRB Ser. 22-R09, Class 2M1, (US 30 Day Average SOFR + 2.50%), 7.763%, 9/25/42	110,587	112,740
Connecticut Avenue Securities Trust FRB Ser. 23-R01, Class 1M1, (US 30 Day Average SOFR + 2.40%), 7.663%, 12/25/42	30,600	31,447
Connecticut Avenue Securities Trust FRB Ser. 23-R02, Class 1M1, (US 30 Day Average SOFR + 2.30%), 7.58%, 1/25/43	60,780	62,045
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (US 30 Day Average SOFR + 2.26%), 7.545%, 11/25/39	28,445	28,637
Connecticut Avenue Securities Trust FRB Ser. 22-R03, Class 1M1, (US 30 Day Average SOFR + 2.10%), 7.38%, 3/25/42	292,615	296,754
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1M1, (US 30 Day Average SOFR + 2.00%), 7.28%, 3/25/42	207,513	210,577
Connecticut Avenue Securities Trust FRB Ser. 23-R07, Class 2M1, (US 30 Day Average SOFR + 1.95%), 7.213%, 9/25/43	25,795	25,984
Connecticut Avenue Securities Trust FRB Ser. 22-R05, Class 2M1, (US 30 Day Average SOFR + 1.90%), 7.18%, 4/25/42	45,793	46,077
Connecticut Avenue Securities Trust FRB Ser. 22-R01, Class 1M2, (US 30 Day Average SOFR + 1.90%), 7.18%, 12/25/41	159,000	161,046
Connecticut Avenue Securities Trust FRB Ser. 23-R06, Class 1M1, (US 30 Day Average SOFR + 1.70%), 6.98%, 7/25/43	48,153	48,356
Connecticut Avenue Securities Trust FRB Ser. 21-R03, Class 1M2, (US 30 Day Average SOFR + 1.65%), 6.93%, 12/25/41	156,000	157,251
Connecticut Avenue Securities Trust FRB Ser. 24-R06, Class 1A1, (US 30 Day Average SOFR + 1.15%), 6.493%, 9/25/44	204,000	204,510
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M1, (US 30 Day Average SOFR + 1.10%), 6.48%, 1/25/42	176,150	176,182
Connecticut Avenue Securities Trust FRB Ser. 24-R03, Class 2M1, (US 30 Day Average SOFR + 1.15%), 6.413%, 3/25/44	34,280	34,309
Connecticut Avenue Securities Trust FRB Ser. 24-R06, Class 1M1, (US 30 Day Average SOFR + 1.05%), 6.393%, 9/25/44	75,000	75,226
Connecticut Avenue Securities Trust FRB Ser. 24-R04, Class 1M1, (US 30 Day Average SOFR + 1.10%), 6.38%, 5/25/44	77,855	77,896
Connecticut Avenue Securities Trust FRB Ser. 24-R05, Class 2M1, (US 30 Day Average SOFR + 1.00%), 6.28%, 7/25/44	13,234	13,240
Connecticut Avenue Securities Trust FRB Ser. 22-R01, Class 1M1, (US 30 Day Average SOFR + 1.00%), 6.28%, 12/25/41	80,573	80,444
Connecticut Avenue Securities FRB Ser. 21-R02, Class 2M1, (US 30 Day Average SOFR + 0.90%), 6.18%, 11/25/41	16,158	16,141
Connecticut Avenue Securities Trust FRB Ser. 21-R03, Class 1M1, (US 30 Day Average SOFR + 0.85%), 6.13%, 12/25/41	3,197	3,193
Finance of America HECM Buyout 144A Ser. 22-HB2, Class A1A, 4.00%, 8/1/32 W	167,077	166,074
Home Partners of America Trust 144A Ser. 21-2, Class C, 2.402%, 12/17/26	241,183	227,954
JPMorgan Mortgage Trust 144A
FRB Ser. 23-HE2, Class A1, (US 30 Day Average SOFR + 1.70%), 7.045%, 3/25/54	148,189	149,536
FRB Ser. 24-VIS2, Class A1, 5.853%, 11/25/64	215,825	218,989
Long Beach Mortgage Loan Trust FRB Ser. 04-1, Class A2, (CME Term SOFR 1 Month + 0.91%), 5.769%, 2/25/34	265,095	264,597
MFRA Trust 144A Ser. 23-INV2, Class A1, 6.775%, 10/25/58	197,443	201,443
Mill City Mortgage Loan Trust 144A Ser. 23-NQM2, Class A1, 6.24%, 12/25/67	443,508	446,988
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE6, Class M1, (CME Term SOFR 1 Month + 0.94%), 5.794%, 8/25/34	69,479	67,031
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 4.659%, 8/26/47 W	65,991	66,109

Dynamic Asset Allocation Growth Fund
37

MORTGAGE-BACKED SECURITIES (1.6%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
New Century Home Equity Loan Trust FRB Ser. 03-4, Class M1, (CME Term SOFR 1 Month + 1.24%), 6.094%, 10/25/33	$82,275	$83,121
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, (CME Term SOFR 1 Month + 1.16%), 6.019%, 10/25/34	147,486	145,639
PRMI Securitization Trust 144A FRB Ser. 24-CMG1, Class A1, (US 30 Day Average SOFR + 1.45%), 6.797%, 7/25/54	401,678	401,976
PRPM Trust 144A Ser. 24-NQM2, Class A1, stepped-coupon 6.327% (7.292%, 7/1/28), 6/25/69 ††	989,207	1,007,106
Residential Mortgage Loan Trust 144A Ser. 20-2, Class A2, 2.508%, 5/25/60 W	189,000	185,568
Starwood Mortgage Residential Trust 144A
Ser. 20-2, Class M1E, 3.00%, 4/25/60	323,000	312,672
Ser. 20-3, Class A3, 2.591%, 4/25/65 W	407,000	363,802
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR7, Class 1A1, (CME Term SOFR 1 Month + 0.96%), 5.819%, 5/25/47	503,983	402,576
Towd Point Mortgage Trust 144A Ser. 16-5, Class M2, 3.375%, 10/25/56 W	177,000	168,089
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR9, Class A1C3, (CME Term SOFR 1 Month + 1.07%), 5.929%, 7/25/45	90,246	89,984
FRB Ser. 05-AR11, Class A1B3, (CME Term SOFR 1 Month + 0.91%), 5.769%, 8/25/45	129,532	128,336
FRB Ser. 07-HY2, Class 1A1, 4.306%, 12/25/36 W	200,687	180,671
		19,184,538
Total mortgage-backed securities (cost $42,213,202)		$42,995,264
COLLATERALIZED LOAN OBLIGATIONS (0.6%)*	Principal amount	Value
522 Funding CLO, Ltd. 144A FRB Ser. 21-7A, Class A, (CME Term SOFR 3 Month + 1.33%), 6.615%, 4/23/34 (Cayman Islands)	$250,000	$250,180
AB BSL CLO 3, Ltd. 144A FRB Ser. 21-3A, Class B, (CME Term SOFR 3 Month + 1.96%), 7.244%, 10/20/34 (Cayman Islands)	250,000	250,274
AGL Core CLO 31, Ltd. 144A FRB Ser. 24-31A, Class A, (CME Term SOFR 3 Month + 1.40%), 6.60%, 7/20/37 (Cayman Islands)	250,000	251,022
Apex Credit CLO, Ltd. 144A FRB Ser. 21-2A, Class A1R, (CME Term SOFR 3 Month + 1.41%), 6.696%, 10/25/32 (Cayman Islands)	300,000	300,353
Bain Capital Credit CLO, Ltd. 144A FRB Ser. 24-1A, Class A1, (CME Term SOFR 3 Month + 1.55%), 6.875%, 4/16/37 (Jersey)	250,000	251,687
Balboa Bay Loan Funding, Ltd. 144A FRB Ser. 21-1A, Class B, (CME Term SOFR 3 Month + 1.91%), 7.194%, 7/20/34	250,000	250,251
Birch Grove CLO 2, Ltd. 144A FRB Ser. 24-2A, Class A1R, (CME Term SOFR 3 Month + 1.40%), 6.546%, 10/19/37 (Cayman Islands)	350,000	350,851
Birch Grove CLO 8, Ltd. 144A FRB Ser. 24-8A, Class A1, (CME Term SOFR 3 Month + 1.63%), 6.928%, 4/20/37 (Jersey)	325,000	327,180
CBAM CLO Management, Ltd. 144A FRB Ser. 21-12A, Class AR, (CME Term SOFR 3 Month + 1.44%), 6.724%, 7/20/34 (Cayman Islands)	250,000	250,317
CBAM CLO Management, Ltd. 144A FRB Ser. 21-2A, Class AR, (CME Term SOFR 3 Month + 1.45%), 6.737%, 7/17/34 (Cayman Islands)	246,000	246,167
CIFC Funding, Ltd. 144A FRB Ser. 21-1A, Class BRR, (CME Term SOFR 3 Month + 1.96%), 7.244%, 10/21/31	400,000	400,661
CIFC Funding II, Ltd. 144A FRB Ser. 24-2RA, Class AR, (CME Term SOFR 3 Month + 1.36%), 6.497%, 10/24/37 (Cayman Islands)	300,000	300,818
CIFC Funding, Ltd. 144A FRB Ser. 24-4A, Class AR, (CME Term SOFR 3 Month + 1.36%), 6.533%, 7/23/37 (Cayman Islands)	350,000	349,573
CQS US CLO, Ltd. 144A FRB Ser. 21-1A, Class A, (CME Term SOFR 3 Month + 1.48%), 6.764%, 1/20/35 (Cayman Islands)	450,000	450,343
Crown Point CLO 10, Ltd. 144A FRB Ser. 21-10A, Class A, (CME Term SOFR 3 Month + 1.43%), 6.714%, 7/20/34 (Cayman Islands)	250,000	250,245
Diameter Capital CLO, Ltd. 144A FRB Ser. 24-7A, Class A1A, (CME Term SOFR 3 Month + 1.48%), 6.806%, 7/20/37 (Cayman Islands)	300,000	299,938
Elevation CLO, Ltd. 144A FRB Ser. 21-13A, Class A1, (CME Term SOFR 3 Month + 1.45%), 6.753%, 7/15/34 (Cayman Islands)	250,000	250,246
Ellington CLO III, Ltd. 144A FRB Ser. 18-3A, Class B, (CME Term SOFR 3 Month + 2.26%), 7.544%, 7/20/30	250,000	250,350
Elmwood CLO 27, Ltd. 144A FRB Ser. 24-3A, Class A, (CME Term SOFR 3 Month + 1.52%), 6.799%, 4/18/37	300,000	301,711
Elmwood CLO 33, Ltd. 144A FRB Ser. 24-9RA, Class AR, (CME Term SOFR 3 Month + 1.38%), 6.503%, 10/21/37 (Cayman Islands)	250,000	250,062
Elmwood CLO I, Ltd. 144A FRB Ser. 24-1A, Class A1RR, (CME Term SOFR 3 Month + 1.52%), 6.802%, 4/20/37 (Cayman Islands)	300,000	300,825
Elmwood CLO III, Ltd. 144A FRB Ser. 24-3A, Class A1RR, (CME Term SOFR 3 Month + 1.38%), 6.701%, 7/18/37 (Cayman Islands)	350,000	351,307

38
Dynamic Asset Allocation Growth Fund

COLLATERALIZED LOAN OBLIGATIONS (0.6%)* cont.	Principal amount	Value
Elmwood CLO IV, Ltd. 144A FRB Ser. 24-1A, Class AR, (CME Term SOFR 3 Month + 1.46%), 6.783%, 4/18/37 (Cayman Islands)	$250,000	$251,424
HalseyPoint CLO 4, Ltd. 144A FRB Ser. 21-4A, Class A, (CME Term SOFR 3 Month + 1.48%), 6.764%, 4/20/34 (Cayman Islands)	250,000	250,794
Hayfin US XIV, Ltd. 144A FRB Ser. 21-14A, Class A1, (CME Term SOFR 3 Month + 1.49%), 6.774%, 7/20/34 (Cayman Islands)	200,000	200,208
ICG US CLO, Ltd. 144A FRB Ser. 21-1A, Class ARR, (CME Term SOFR 3 Month + 1.43%), 6.695%, 7/28/34	500,000	500,509
Jamestown CLO IX, Ltd. 144A FRB Ser. 21-9A, Class A1RR, (CME Term SOFR 3 Month + 1.50%), 6.786%, 7/25/34 (Cayman Islands)	250,000	250,278
Jamestown CLO IX, Ltd. 144A FRB Ser. 21-9A, Class A2RR, (CME Term SOFR 3 Month + 2.11%), 7.396%, 7/25/34 (Cayman Islands)	286,000	286,554
KKR Financial CLO 52, Ltd. 144A FRB Ser. 23-52A, Class A2, (CME Term SOFR 3 Month + 2.25%), 7.536%, 7/16/36 (Cayman Islands)	250,000	251,582
Magnetite XL, Ltd. 144A FRB Ser. 24-40A, Class A1, (CME Term SOFR 3 Month + 1.45%), 6.782%, 7/15/37 (Cayman Islands)	250,000	250,706
Magnetite XXXVII, Ltd. 144A FRB Ser. 23-37A, Class A, (CME Term SOFR 3 Month + 1.65%), 6.932%, 10/20/36 (Cayman Islands)	250,000	251,665
Nassau, Ltd. 144A FRB Ser. 21-1A, Class A1, (CME Term SOFR 3 Month + 1.51%), 6.813%, 8/26/34 (Cayman Islands)	250,000	250,259
Nassau, Ltd. 144A FRB Ser. 21-1A, Class A1R, (CME Term SOFR 3 Month + 1.55%), 6.853%, 1/15/35 (Cayman Islands)	250,000	250,171
Neuberger Berman CLO XVII, Ltd. 144A FRB Ser. 24-17A, Class AR3, (CME Term SOFR 3 Month + 1.40%), 6.733%, 7/22/38 (Cayman Islands)	350,000	351,229
Palmer Square CLO, Ltd. 144A FRB Ser. 21-3A, Class B, (CME Term SOFR 3 Month + 1.91%), 7.213%, 1/15/35 (Cayman Islands)	300,000	300,261
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 19-1A, Class A2A, (CME Term SOFR 3 Month + 2.26%), 7.38%, 5/15/32 (Cayman Islands)	628,000	629,570
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (CME Term SOFR 3 Month + 1.65%), 6.934%, 1/20/34 (Cayman Islands)	250,000	250,368
Rockland Park CLO, Ltd. 144A FRB Ser. 21-1A, Class B, (CME Term SOFR 3 Month + 1.91%), 7.194%, 4/20/34 (Cayman Islands)	300,000	300,348
RR 29, Ltd. 144A FRB Ser. 24-29RA, Class A1R, (CME Term SOFR 3 Month + 1.39%), 6.691%, 7/15/39 (Cayman Islands)	250,000	251,033
Shackleton XIV CLO, Ltd. 144A FRB Ser. 21-14A, Class BR, (CME Term SOFR 3 Month + 2.06%), 7.344%, 7/20/34 (Cayman Islands)	250,000	250,452
Sound Point CLO XXVI, Ltd. 144A FRB Ser. 21-1A, Class AR, (CME Term SOFR 3 Month + 1.43%), 6.714%, 7/20/34 (Cayman Islands)	322,000	322,403
Sound Point CLO XXXII, Ltd. 144A FRB Ser. 21-4A, Class A, (CME Term SOFR 3 Month + 1.41%), 6.696%, 10/25/34 (Cayman Islands)	300,000	300,235
TCW CLO, Ltd. 144A FRB Ser. 21-2A, Class AS, (CME Term SOFR 3 Month + 1.44%), 6.726%, 7/25/34 (Cayman Islands)	200,000	200,196
TICP CLO XII, Ltd. 144A FRB Ser. 21-12A, Class BR, (CME Term SOFR 3 Month + 1.91%), 7.213%, 7/15/34 (Cayman Islands)	300,000	300,296
Trestles CLO IV, Ltd. 144A FRB Ser. 21-4A, Class A, (CME Term SOFR 3 Month + 1.43%), 6.714%, 7/21/34 (Cayman Islands)	350,000	350,364
Trinitas CLO XVIII, Ltd. 144A FRB Ser. 21-18A, Class A1, (CME Term SOFR 3 Month + 1.43%), 6.714%, 1/20/35 (Cayman Islands)	250,000	250,229
Venture 44 CLO ,Ltd. 144A FRB Ser. 21-44A, Class A1N, (CME Term SOFR 3 Month + 1.46%), 6.744%, 10/20/34 (Cayman Islands)	250,000	250,229
Venture XIX CLO, Ltd. 144A FRB Ser. 18-19A, Class ARR, (CME Term SOFR 3 Month + 1.52%), 6.823%, 1/15/32 (Cayman Islands)	246,615	246,871
Venture XV CLO, Ltd. 144A FRB Ser. 21-15A, Class AR3, (CME Term SOFR 3 Month + 1.44%), 6.743%, 7/15/32 (Cayman Islands)	200,000	200,195
Warwick Capital CLO 3, Ltd. 144A FRB Ser. 24-3A, Class A1, (CME Term SOFR 3 Month + 1.65%), 6.973%, 4/20/37 (Jersey)	250,000	251,750
Wind River CLO, Ltd. 144A FRB Ser. 21-4A, Class A, (CME Term SOFR 3 Month + 1.43%), 6.714%, 1/20/35 (Cayman Islands)	250,000	250,149
Wise CLO, Ltd. 144A FRB Ser. 23-2A, Class A, (CME Term SOFR 3 Month + 1.80%), 7.101%, 1/15/37 (Jersey)	350,000	352,594
Wise CLO, Ltd. 144A FRB Ser. 24-2A, Class A, (CME Term SOFR 3 Month + 1.46%), 6.76%, 7/15/37 (Cayman Islands)	350,000	350,606
Zais CLO 16, Ltd. 144A FRB Ser. 21-16A, Class A1R, (CME Term SOFR 3 Month + 1.68%), 6.964%, 10/20/34	250,000	250,329
Total collateralized loan obligations (cost $15,587,662)		$15,688,218

Dynamic Asset Allocation Growth Fund
39

COMMODITY LINKED NOTES (0.5%)*†††	Principal amount	Value
Goldman Sachs International 144A notes compound SOFR less 0.08%, 10/27/25 (Indexed to the S&P GSCI Excess Return Index multiplied by 3)	$13,466,000	$13,429,667
Total commodity linked notes (cost $13,466,000)		$13,429,667
FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.3%)*		Principal amount	Value
Benin (Republic of) sr. unsec. bonds Ser. REGS, 4.95%, 1/22/35 (Benin)	EUR	300,000	$280,979
Brazil (Federal Republic of) sr. unsec. unsub. bonds 5.00%, 1/27/45 (Brazil)		$400,000	330,915
Brazil (Federal Republic of) sr. unsec. unsub. notes 3.875%, 6/12/30 (Brazil)		427,000	399,825
Chile (Republic of) sr. unsec. unsub. bonds 4.85%, 1/22/29 (Chile)		680,000	695,880
Colombia (Republic of) sr. unsec. unsub. notes 7.50%, 2/2/34 (Colombia)		370,000	384,813
Colombia (Republic of) sr. unsec. unsub. notes 3.125%, 4/15/31 (Colombia)		370,000	306,545
Cote d’lvoire (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Cote d’lvoire)		225,000	212,430
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		605,000	616,798
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)		271,000	274,991
Guatemala (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.60%, 6/13/36 (Guatemala)		330,000	348,014
Guatemala (Republic of) 144A sr. unsec. notes 7.05%, 10/4/32 (Guatemala)		230,000	249,349
Indonesia (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.35%, 1/8/27 (Indonesia)		560,000	564,366
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)		690,000	695,379
Kazakhstan (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.875%, 10/14/44 (Kazakhstan)		540,000	538,756
Panama (Republic of) sr. unsec. unsub. bonds 7.50%, 3/1/31 (Panama)		340,000	372,314
Paraguay (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.70%, 3/27/27 (Paraguay)		230,000	229,885
Paraguay (Republic of) 144A sr. unsec. bonds 3.849%, 6/28/33 (Paraguay)		200,000	183,278
Poland (Republic of) company guaranty sr. unsec. unsub. notes Ser. REGS, 5.375%, 5/22/33 (Poland)		200,000	205,682
Romania (Government of) 144A unsec. notes 3.00%, 2/27/27 (Romania)		646,000	620,567
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)		360,000	360,081
United Mexican States sr. unsec. unsub. bonds 3.50%, 2/12/34 (Mexico)		420,000	358,375
United Mexican States sr. unsec. unsub. bonds 2.659%, 5/24/31 (Mexico)		560,000	482,139
Uruguay (Oriental Republic of) sr. unsec. unsub. bonds 7.875%, 1/15/33 (Uruguay)		375,000	456,394
Uruguay (Oriental Republic of) sr. unsec. unsub. bonds 7.625%, 3/21/36 (Uruguay)		90,000	112,074
Total foreign government and agency bonds and notes (cost $9,167,673)			$9,279,829
SENIOR LOANS (0.3%)*c	Principal amount	Value
Basic materials (0.1%)
Axalta Coating Systems US Holdings, Inc. bank term loan FRN Ser. B6, (CME Term SOFR 1 Month + 2.00%), 6.604%, 12/20/29	$34,042	$34,182
CP Atlas Buyer, Inc. bank term loan FRN Ser. B1, (CME Term SOFR 1 Month + 3.75%), 8.695%, 11/23/27	259,318	256,375
Herens US Holdco Corp. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.93%), 8.529%, 4/30/28	119,102	111,699
Hexion Holdings Corp. bank term loan FRN Class B, (CME Term SOFR 1 Month + 7.44%), 12.383%, 3/15/30	315,000	285,338
Klockner-Pentaplast of America, Inc. bank term loan FRN (CME Term SOFR 6 Month + 4.73%), 9.723%, 2/4/26	184,437	174,190
LSF11 A5 HoldCo, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 8.46%, 10/16/28	54,309	54,275
Nouryon USA, LLC bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.50%), 8.821%, 4/3/28	113,852	114,255
Nouryon USA, LLC bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.50%), 8.628%, 4/3/28	313,064	313,946
Vibrantz Technologies, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.25%), 9.704%, 4/21/29	288,656	282,189
W.R. Grace Holdings, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.25%), 7.854%, 9/22/28	59,541	59,764
		1,686,213
Capital goods (—%)
DexKo Global, Inc. bank term loan FRN (CME Term SOFR 3 Month + 3.75%), 8.615%, 10/4/28	109,719	106,320
Madison IAQ, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 7.889%, 6/15/28	88,147	88,181
TK Elevator US Newco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.588%, 4/15/30	329,584	330,614
Vertiv Group Corp. bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.00%), 7.201%, 3/2/27	383,023	383,741
		908,856
Communication services (—%)
Connect Finco SARL bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 9.345%, 9/13/29	169,150	159,128
DIRECTV Financing, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 5.25%), 10.21%, 8/2/29	185,160	182,614
		341,742
Consumer cyclicals (0.2%)
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 8.96%, 8/21/28	89,412	89,333
EMRLD Borrower LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.50%), 7.557%, 6/18/31	50,000	49,960
Fertitta Entertainment, LLC/NV bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.847%, 1/27/29	278,421	277,967

40
Dynamic Asset Allocation Growth Fund

SENIOR LOANS (0.3%)*c cont.	Principal amount	Value
Consumer cyclicals cont.
Foundation Building Materials, Inc. bank term loan FRN Ser. B2, (CME Term SOFR 1 Month + 4.00%), 9.251%, 1/27/31	$294,261	$287,188
LBM Acquisition, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.968%, 5/30/31	129,342	127,045
Mattress Firm, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 4.25%), 9.846%, 9/21/28	215,956	216,168
Michaels Cos., Inc. (The) bank term loan FRN (CME Term SOFR 3 Month + 4.25%), 9.846%, 4/15/28	206	183
Neptune Bidco US, Inc. bank term loan FRN Class C, (CME Term SOFR 1 Month + 5.00%), 10.404%, 4/11/29	302,158	284,460
PetSmart, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.695%, 1/29/28	170,281	169,079
Robertshaw US Holding Corp. bank term loan FRN (CME Term SOFR 1 Month + 8.00%), 13.313%, 2/28/27 (In default) †	125,000	1,875
Scientific Games Holdings LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.00%), 8.318%, 4/4/29	139,646	138,979
Station Casinos, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.25%), 7.095%, 3/7/31	114,425	114,109
White Cap Buyer, LLC bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.25%), 8.095%, 10/19/29	183,403	182,292
		1,938,638
Consumer staples (—%)
Ascend Learning, LLC bank term loan FRN (CME Term SOFR 1 Month + 5.75%), 10.695%, 11/18/29	160,000	155,300
IRB Holding Corp. bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 7.695%, 12/15/27	191,029	191,002
VM Consolidated, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.00%), 7.595%, 3/27/28	231,447	232,122
		578,424
Energy (—%)
CQP Holdco LP bank term loan FRN (CME Term SOFR 1 Month + 2.25%), 7.593%, 12/31/30	430	430
		430
Financials (—%)
HUB International, Ltd. bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.00%), 8.225%, 6/20/30	34,479	34,467
		34,467
Health care (—%)
Bausch + Lomb Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 8.27%, 5/5/27	258,248	257,638
Endo Finance Holdings, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.50%), 9.783%, 4/23/31	316,000	316,098
Medline Borrower LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 7.595%, 10/23/28	153,683	153,919
		727,655
Technology (—%)
Cloud Software Group, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.00%), 8.604%, 3/29/29	69,125	68,923
Fortress Intermediate 3, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.75%), 8.595%, 5/8/31	195,000	194,878
Idera, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 8.748%, 3/2/28	224,438	220,335
Rocket Software, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.75%), 9.595%, 10/5/28	220,884	221,376
UKG, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 8.555%, 1/31/31	34,913	34,956
		740,468
Transportation (—%)
American Airlines, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.75%), 10.294%, 4/20/28	320,000	329,466
United Airlines, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 8.033%, 2/17/31	233,825	234,556
		564,022
Total senior loans (cost $7,641,350)		$7,520,915
INVESTMENT COMPANIES (0.1%)*	Shares	Value
iShares Core MSCI Emerging Markets ETF	47,146	$2,706,652
Xtrackers Harvest CSI 300 China A-Shares ETF	26,464	756,606
Total investment companies (cost $3,052,583)		$3,463,258
ASSET-BACKED SECURITIES (0.1%)*	Principal amount	Value
Station Place Securitization Trust 144A
FRB Ser. 24-2, Class A, (CME Term SOFR 1 Month + 0.90%), 6.178%, 6/22/25	$660,000	$660,327
FRB Ser. 24-10, Class A, (CME Term SOFR 1 Month + 0.90%), 5.865%, 10/27/25	650,000	653,905
FRB Ser. 24-5, Class A, (CME Term SOFR 1 Month + 0.90%), 5.757%, 8/4/25	660,000	660,329
Total asset-backed securities (cost $1,970,000)		$1,974,561
CONVERTIBLE BONDS AND NOTES (—%)*	Principal amount	Value
Anywhere Real Estate Group, LLC/Anywhere Co-Issuer Corp. company guaranty cv. sr. unsec. notes 0.25%, 6/15/26	$230,000	$201,768
Chefs’ Warehouse, Inc. (The) cv. sr. unsec. unsub. notes 2.375%, 12/15/28	155,000	182,117
Nabors Industries, Inc. company guaranty cv. sr. unsec. unsub. notes 1.75%, 6/15/29	130,000	101,787
Parsons Corp. 144A cv. sr. unsec. notes 2.625%, 3/1/29	145,000	182,773
Uber Technologies, Inc. 144A cv. sr. unsec. notes 0.875%, 12/1/28	200,000	250,900
Wrangler Holdco Corp. 144A company guaranty cv. sr. unsec. sub. notes 6.625%, 4/1/32	120,000	124,835
Total convertible bonds and notes (cost $1,013,654)		$1,044,180

Dynamic Asset Allocation Growth Fund
41

CONVERTIBLE PREFERRED STOCKS (—%)*	Shares	Value
Apollo Global Management, Inc. 3.38% cv. pfd.	3,561	$242,112
Hewlett Packard EnterpriseCo. $3.65 cv. pfd. †	4,584	277,378
Total convertible preferred stocks (cost $407,250)		$519,490
PURCHASED OPTIONS OUTSTANDING (—%) * Counterparty	Expiration date/strike	Notional amount	Contract amount	Value
Citibank, N.A.
S&P 500 Index (Put)	Dec-24/4500.00	$87,197,847	$15,132	$198,224
Total purchased options outstanding (cost $3,480,360)				$198,224
SHORT-TERM INVESTMENTS (7.3%)*	Principal amount/shares	Value
Canadian Imperial Bank of Commerce commercial paper 5.021%, 10/17/24 (Canada)	$12,500,000	$12,471,453
Liberty Street Funding, LLC asset-backed commercial paper 5.275%, 10/30/24 (Canada)	12,630,000	12,579,008
Manhattan Asset Funding Co., LLC asset-backed commercial paper 5.161%, 10/21/24 (Japan)	7,500,000	7,478,822
Putnam Short Term Investment Fund Class P 5.04% L	Shares 139,744,403	139,744,403
Sheffield Receivables Co., LLC asset-backed commercial paper 5.412%, 10/15/24 (United Kingdom)	$10,000,000	9,979,800
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.94% P	Shares 438,000	438,000
Sumitomo Mitsui Trust Bank, Ltd./Singapore commercial paper 5.371%, 10/17/24 (Singapore)	$7,760,000	7,742,410
U.S. Treasury Bills 5.338%, 10/24/24 # Δ	5,410,000	5,393,694
U.S. Treasury Bills 5.114%, 11/19/24 # Δ	2,400,000	2,384,828
Total short-term investments (cost $198,207,012)		$198,212,418
TOTAL INVESTMENTS
Total investments (cost $1,962,000,216)	$2,772,434,888
Key to holding’s currency abbreviations
EUR	Euro
GBP	British Pound
Key to holding’s abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
BKNT	Bank Note
bp	Basis Points
CME	Chicago Mercantile Exchange
CMT	U.S. Constant Maturity Treasury
CVR	Contingent Value Rights
DAC	Designated Activity Company
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
MTN	Medium Term Notes
OTC	Over-the-counter
PJSC	Public Joint Stock Company
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments

42
Dynamic Asset Allocation Growth Fund

Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from October 1, 2023 through September 30, 2024 (the reporting period). Within the following notes to the portfolio, references to “Franklin Advisers” represent Franklin Advisers, Inc., the fund’s investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $2,697,833,293.
†††	The value of the commodity linked notes, which are marked to market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note’s value relative to the change in the underlying index.
†	This security is non-income-producing.
††	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
‡‡	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
#	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $5,005,920 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).
Δ	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $276,230 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).
[c]	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).
F	This security is valued by Franklin Advisers at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities’ valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio (Note 1).
[i]	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
P	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
R	Real Estate Investment Trust.
W	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
See Note 1 to the financial statements regarding TBA commitments.
The dates shown on debt obligations are the original maturity dates.
DIVERSIFICATION BY COUNTRY
Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
United States	78.4%	Taiwan	0.7%
United Kingdom	3.2	Spain	0.7
Japan	3.1	Cayman Islands	0.5
France	1.8	Australia	0.5
Canada	1.5	Italy	0.5
Switzerland	1.1	South Korea	0.5
Germany	1.0	Singapore	0.5
China	0.9	Other	3.4
Netherlands	0.9	Total	100.0%
India	0.8
FORWARD CURRENCY CONTRACTS at 9/30/24 (aggregate face value $123,066,545)
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
Bank of America N.A.
	Australian Dollar	Buy	10/16/24	$190,579	$190,636	$(57)
	British Pound	Sell	12/18/24	6,264,695	6,180,020	(84,675)
	Canadian Dollar	Sell	10/16/24	1,919,031	1,900,774	(18,257)
	Danish Krone	Sell	12/18/24	1,043,220	1,042,649	(571)
Dynamic Asset Allocation Growth Fund
43

FORWARD CURRENCY CONTRACTS at 9/30/24 (aggregate face value $123,066,545) cont.
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
Bank of America N.A. cont.
	Euro	Buy	12/18/24	$1,505,099	$1,506,621	$(1,522)
	Hong Kong Dollar	Buy	11/20/24	160,512	160,527	(15)
	Japanese Yen	Buy	11/20/24	1,628,824	1,649,235	(20,411)
	Mexican Peso	Buy	10/16/24	83,270	91,312	(8,042)
	Swedish Krona	Buy	12/18/24	107,705	107,835	(130)
Barclays Bank PLC
	Euro	Sell	12/18/24	162,469	161,390	(1,079)
	Hong Kong Dollar	Sell	11/20/24	603,289	602,498	(791)
	Japanese Yen	Buy	11/20/24	839,753	828,972	10,781
	Mexican Peso	Buy	10/16/24	181,117	189,855	(8,738)
	New Zealand Dollar	Sell	10/16/24	248,090	246,520	(1,570)
	Norwegian Krone	Buy	12/18/24	31,758	31,821	(63)
	Polish Zloty	Buy	12/18/24	128,019	128,284	(265)
	Singapore Dollar	Sell	11/20/24	265,893	258,086	(7,807)
	Swedish Krona	Buy	12/18/24	1,038,920	1,034,019	4,901
	Swiss Franc	Sell	12/18/24	247,379	246,532	(847)
Citibank, N.A.
	British Pound	Sell	12/18/24	6,434,593	6,343,943	(90,650)
	Hong Kong Dollar	Sell	11/20/24	91,256	91,142	(114)
	Israeli Shekel	Buy	10/16/24	32,493	32,287	206
Goldman Sachs International
	Chinese Yuan (Offshore)	Buy	11/20/24	7,304,690	7,167,592	137,098
	Euro	Sell	12/18/24	161,464	160,989	(475)
	Hong Kong Dollar	Buy	11/20/24	158,324	158,268	56
	Israeli Shekel	Buy	10/16/24	847,189	844,812	2,377
	Mexican Peso	Buy	10/16/24	544,010	572,850	(28,840)
	Polish Zloty	Buy	12/18/24	266,406	264,421	1,985
	South African Rand	Buy	10/16/24	93,274	86,662	6,612
	Swiss Franc	Buy	12/18/24	1,222,000	1,219,472	2,528
HSBC Bank USA, National Association
	British Pound	Sell	12/18/24	245,556	242,025	(3,531)
	Chinese Yuan (Offshore)	Buy	11/20/24	6,242,430	6,126,035	116,395
	Euro	Sell	12/18/24	1,606,265	1,605,364	(901)
	Hong Kong Dollar	Buy	11/20/24	636,591	636,626	(35)
	Japanese Yen	Buy	11/20/24	331,302	323,345	7,957
JPMorgan Chase Bank N.A.
	British Pound	Sell	12/18/24	277,237	273,180	(4,057)
	Danish Krone	Buy	12/18/24	878,230	876,074	2,156
	Euro	Sell	12/18/24	543,573	541,901	(1,672)
	Norwegian Krone	Sell	12/18/24	192,178	191,066	(1,112)
	South Korean Won	Sell	11/20/24	933,445	891,067	(42,378)
	Swedish Krona	Buy	12/18/24	3,071,087	3,040,570	30,517
	Swiss Franc	Buy	12/18/24	139,300	139,018	282
Morgan Stanley & Co. International PLC
	Australian Dollar	Buy	10/16/24	6,838,562	6,725,544	113,018
	British Pound	Sell	12/18/24	3,129,407	3,083,500	(45,907)
	Canadian Dollar	Sell	10/16/24	1,024,420	1,014,542	(9,878)
	Danish Krone	Buy	12/18/24	798,652	796,763	1,889
	Euro	Sell	12/18/24	312,320	311,453	(867)
	Hong Kong Dollar	Sell	11/20/24	3,064,330	3,062,687	(1,643)
	Israeli Shekel	Buy	10/16/24	88,277	88,017	260
	Japanese Yen	Sell	11/20/24	1,088,634	1,088,991	357
	Polish Zloty	Buy	12/18/24	71,073	71,226	(153)
	Singapore Dollar	Buy	11/20/24	68,482	68,695	(213)

44
Dynamic Asset Allocation Growth Fund

	FORWARD CURRENCY CONTRACTS at 9/30/24 (aggregate face value $123,066,545) cont.
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Morgan Stanley & Co. International PLC cont.
		South African Rand	Buy	10/16/24	$232,023	$211,418	$20,605
		Swedish Krona	Buy	12/18/24	2,493,707	2,469,599	24,108
		Swiss Franc	Buy	12/18/24	867,494	865,750	1,744
	NatWest Markets PLC
		Australian Dollar	Buy	10/16/24	422,578	408,450	14,128
		British Pound	Sell	12/18/24	97,180	95,746	(1,434)
		Canadian Dollar	Sell	10/16/24	6,794,829	6,729,854	(64,975)
		Euro	Sell	12/18/24	5,867,306	5,848,994	(18,312)
		Japanese Yen	Buy	11/20/24	106,305	106,440	(135)
		Swedish Krona	Buy	12/18/24	345,869	342,461	3,408
	State Street Bank and Trust Co.
		Australian Dollar	Buy	10/16/24	5,952,814	5,693,701	259,113
		British Pound	Buy	12/18/24	476,275	477,350	(1,075)
		Canadian Dollar	Buy	10/16/24	421,899	423,596	(1,697)
		Chinese Yuan (Offshore)	Buy	11/20/24	2,585,961	2,536,898	49,063
		Danish Krone	Buy	12/18/24	2,306,840	2,302,753	4,087
		Euro	Sell	12/18/24	2,096,687	2,097,948	1,261
		Hong Kong Dollar	Buy	11/20/24	420,249	420,173	76
		Japanese Yen	Buy	11/20/24	1,377,430	1,357,461	19,969
		Mexican Peso	Buy	10/16/24	120,787	124,387	(3,600)
		New Taiwan Dollar	Buy	11/20/24	5,058,525	4,945,606	112,919
		New Zealand Dollar	Buy	10/16/24	3,367	3,364	3
		Polish Zloty	Buy	12/18/24	145,748	146,058	(310)
		South African Rand	Buy	10/16/24	85,932	76,117	9,815
		Swedish Krona	Buy	12/18/24	534,563	529,198	5,365
		Swiss Franc	Buy	12/18/24	2,278,722	2,277,805	917
	Toronto-Dominion Bank
		Japanese Yen	Buy	11/20/24	4,552,308	4,558,097	(5,789)
	UBS AG
		Australian Dollar	Buy	10/16/24	652,987	631,147	21,840
		British Pound	Sell	12/18/24	859,514	857,074	(2,440)
		Canadian Dollar	Sell	10/16/24	320,862	317,799	(3,063)
		Hong Kong Dollar	Buy	11/20/24	513,565	513,552	13
		Israeli Shekel	Sell	10/16/24	928,865	925,904	(2,961)
		Japanese Yen	Buy	11/20/24	984,017	984,721	(704)
		Mexican Peso	Buy	10/16/24	762,745	805,047	(42,302)
		South African Rand	Buy	10/16/24	328,482	305,123	23,359
		Swiss Franc	Buy	12/18/24	1,808,392	1,809,079	(687)
	WestPac Banking Corp.
		Euro	Sell	12/18/24	6,189,340	6,170,162	(19,178)
	Unrealized appreciation						1,011,168
	Unrealized (depreciation)						(555,928)
	Total						$455,240
*	The exchange currency for all contracts listed is the United States Dollar.
FUTURES CONTRACTS OUTSTANDING at 9/30/24
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
MSCI EAFE Index (Long)	174	$21,477,333	$21,643,860	Dec-24	$446,675
MSCI Emerging Markets Index (Long)	219	12,820,841	12,841,065	Dec-24	(257,039)
Russell 2000 Index E-Mini (Long)	7	780,490	787,220	Dec-24	(274)
S&P 500 Index E-Mini (Long)	12	3,457,488	3,488,550	Dec-24	90,744
S&P Mid Cap 400 Index E-Mini (Long)	1	312,194	314,860	Dec-24	13,379
U.S. Treasury Bond 30 yr (Long)	152	18,876,500	18,876,501	Dec-24	(84,304)

Dynamic Asset Allocation Growth Fund
45

FUTURES CONTRACTS OUTSTANDING at 9/30/24 cont.
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Bond Ultra 30 yr (Long)	169	$22,492,844	$22,492,844	Dec-24	$(179,526)
U.S. Treasury Bond Ultra 30 yr (Short)	6	798,563	798,563	Dec-24	6,052
U.S. Treasury Note 2 yr (Long)	230	47,895,703	47,895,703	Dec-24	89,807
U.S. Treasury Note 5 yr (Long)	425	46,700,196	46,700,196	Dec-24	25,175
U.S. Treasury Note 5 yr (Short)	24	2,637,188	2,637,188	Dec-24	(2,333)
U.S. Treasury Note 10 yr (Long)	320	36,570,000	36,570,000	Dec-24	26,489
U.S. Treasury Note Ultra 10 yr (Long)	6	709,781	709,781	Dec-24	584
Unrealized appreciation					698,905
Unrealized (depreciation)					(523,476)
Total					$175,429
WRITTEN OPTIONS OUTSTANDING at 9/30/24 (premiums $1,108,419)
Counterparty	Expiration date/strike	Notional amount	Contract amount	Value
Citibank, N.A.
S&P 500 Index (Put)	Dec-24/3500.00	$87,197,847	$15,132	$62,924
Total				$62,924
TBA SALE COMMITMENTS OUTSTANDING at 9/30/24 (proceeds receivable $24,793,203)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 6.00%, 10/1/54	$5,000,000	10/15/24	$5,110,926
Uniform Mortgage-Backed Securities, 5.50%, 10/1/54	7,000,000	10/15/24	7,082,151
Uniform Mortgage-Backed Securities, 5.00%, 10/1/54	4,000,000	10/15/24	3,997,969
Uniform Mortgage-Backed Securities, 4.50%, 10/1/54	4,000,000	10/15/24	3,932,733
Uniform Mortgage-Backed Securities, 4.00%, 10/1/54	2,000,000	10/15/24	1,920,879
Uniform Mortgage-Backed Securities, 3.00%, 10/1/54	3,000,000	10/15/24	2,692,965
Total			$24,737,623
	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/24
	Notional amount	Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
	$29,055,000	$302,492E	$(371,561)	12/18/26	US SOFR — Annually	3.80% — Annually	$(69,069)
	79,098,000	823,489E	1,009,626	12/18/26	3.80% — Annually	US SOFR — Annually	184,288
	21,662,000	415,347E	566,412	12/18/29	3.60% — Annually	US SOFR — Annually	151,066
	22,946,000	224,389E	(515,973)	12/18/34	US SOFR — Annually	3.40% — Annually	(291,584)
	12,547,000	122,697E	259,618	12/18/34	3.40% — Annually	US SOFR — Annually	136,920
	8,919,000	141,045E	(135,747)	12/18/54	US SOFR — Annually	3.20% — Annually	(276,792)
	Total	$812,375		$(165,171)
E	Extended effective date.

46
Dynamic Asset Allocation Growth Fund

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/24
	Swap counterparty/ Notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	Barclays Bank PLC
	$87,059,958	$87,709,468	$—	9/25/25	(US SOFR plus 0.40%) — Monthly	A basket (BCPUDEAL) of common stocks — Monthly*	$604,672
	87,066,817	87,450,215	—	9/25/25	US SOFR plus 0.25% — Monthly	A basket (BCPUDEAS) of common stocks — Monthly*	(344,140)
	Goldman Sachs International
	101,171,675	102,738,568	—	12/15/25	(US SOFR plus 0.40%) — Monthly	A basket (GSGLPWDL) of common stocks — Monthly*	1,539,579
	93,773,535	95,735,119	—	12/15/25	US SOFR minus 0.25% — Monthly	A basket (GSGLPWDS) of common stocks — Monthly*	(1,929,041)
	Upfront premium received		—	Unrealized appreciation			2,144,251
	Upfront premium (paid)		—	Unrealized (depreciation)			(2,273,181)
	Total	$—		Total			$(128,930)
*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.
A BASKET (BCPUDEAL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
NRG Energy, Inc.	Utilities and power	10,896	$992,621	1.13%
Unum Group	Financials	16,686	991,838	1.13%
Allison Transmission Holdings, Inc.	Capital goods	10,303	989,794	1.13%
Vistra Corp.	Utilities and power	8,290	982,726	1.12%
Constellation Energy Corp.	Utilities and power	3,779	982,531	1.12%
Qualcomm, Inc.	Technology	5,738	975,802	1.11%
MGIC Investment Corp.	Financials	37,879	969,691	1.11%
Toll Brothers, Inc.	Consumer cyclicals	6,248	965,235	1.10%
Booking Holdings, Inc.	Consumer cyclicals	229	965,148	1.10%
Ventas, Inc.	Health care	14,977	960,499	1.10%
O’Reilly Automotive, Inc.	Consumer cyclicals	833	959,278	1.09%
Vornado Realty Trust	Financials	24,326	958,429	1.09%
NVR, Inc.	Consumer cyclicals	98	957,732	1.09%
Gartner, Inc.	Technology	1,875	950,314	1.08%
Manhattan Associates, Inc.	Technology	3,349	942,441	1.07%
Uber Technologies, Inc.	Consumer staples	12,370	929,731	1.06%
Equitable Holdings, Inc.	Financials	22,076	927,838	1.06%
Johnson Controls International PLC	Capital goods	11,873	921,454	1.05%
Targa Resources Corp.	Energy	6,123	906,261	1.03%
Cirrus Logic, Inc.	Technology	7,238	899,038	1.03%
Expedia Group, Inc.	Consumer cyclicals	5,887	871,426	0.99%
Freeport-McMoRan, Inc.	Basic materials	17,338	865,524	0.99%
J.M. Smucker Co. (The)	Consumer staples	7,120	862,202	0.98%
General Motors Co.	Consumer cyclicals	19,204	861,088	0.98%
Wintrust Financial Corp.	Financials	7,846	851,531	0.97%
Autonation, Inc.	Consumer cyclicals	4,732	846,728	0.97%
East West Bancorp, Inc.	Financials	10,066	832,882	0.95%
Southwest Airlines Co.	Transportation	27,809	823,980	0.94%
American International Group, Inc.	Financials	11,150	816,507	0.93%
Textron, Inc.	Capital goods	9,142	809,822	0.92%
Fair Isaac Corp.	Technology	409	794,199	0.91%
Applied Materials, Inc.	Technology	3,851	778,022	0.89%
Cadence Design Systems, Inc.	Technology	2,868	777,292	0.89%
Synopsys, Inc.	Technology	1,530	774,525	0.88%
TransUnion	Consumer cyclicals	7,394	774,192	0.88%
Natera, Inc.	Health care	6,085	772,481	0.88%
eBay, Inc.	Technology	11,711	762,486	0.87%

Dynamic Asset Allocation Growth Fund
47

A BASKET (BCPUDEAL) OF COMMON STOCKS cont.
Common stocks	Sector	Shares	Value	Percentage value
DocuSign, Inc.	Technology	11,728	$728,199	0.83%
Procore Technologies, Inc.	Technology	11,678	720,745	0.82%
Arista Networks, Inc.	Technology	1,877	720,403	0.82%
Pure Storage, Inc. Class A	Technology	14,336	720,255	0.82%
Jacobs Solutions, Inc.	Capital goods	5,498	719,745	0.82%
Hologic, Inc.	Health care	8,686	707,601	0.81%
MGM Resorts International	Consumer cyclicals	17,954	701,809	0.80%
Valero Energy Corp.	Energy	5,048	681,690	0.78%
Tapestry, Inc.	Consumer cyclicals	14,387	675,890	0.77%
Synchrony Financial	Financials	13,548	675,772	0.77%
Pinterest, Inc. Class A	Technology	20,086	650,190	0.74%
Axis Capital Holdings, Ltd.	Financials	8,140	648,001	0.74%
Affiliated Managers Group, Inc.	Financials	3,617	643,168	0.73%
A BASKET (BCPUDEAS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
MicroStrategy, Inc. Class A	Technology	5,886	$992,362	1.13%
BWX Technologies, Inc.	Capital goods	8,977	975,841	1.12%
Monolithic Power Systems, Inc.	Technology	1,052	972,449	1.11%
AppLovin Corp. Class A	Technology	7,421	968,876	1.11%
NortonLifeLock, Inc.	Technology	35,219	966,052	1.10%
Domino’s Pizza, Inc.	Consumer staples	2,246	965,993	1.10%
Tyler Technologies, Inc.	Technology	1,637	955,576	1.09%
DT Midstream, Inc.	Energy	12,117	953,103	1.09%
D.R. Horton, Inc.	Consumer cyclicals	4,979	949,904	1.09%
Royal Caribbean Cruises, Ltd.	Consumer cyclicals	5,333	945,893	1.08%
Equifax, Inc.	Consumer cyclicals	3,190	937,320	1.07%
Jack Henry & Associates, Inc.	Technology	5,264	929,341	1.06%
Stanley Black & Decker, Inc.	Consumer cyclicals	8,438	929,327	1.06%
Kinsale Capital Group, Inc.	Financials	1,976	920,108	1.05%
Universal Health Services, Inc. Class B	Health care	3,966	908,347	1.04%
Norwegian Cruise Line Holdings, Ltd.	Consumer cyclicals	43,626	894,778	1.02%
RPM International, Inc.	Basic materials	7,349	889,260	1.02%
Watsco, Inc.	Consumer staples	1,778	874,695	1.00%
Digital Realty Trust, Inc.	Financials	5,371	869,242	0.99%
Ross Stores, Inc.	Consumer cyclicals	5,720	860,844	0.98%
Ciena Corp.	Technology	13,811	850,645	0.97%
Texas Instruments, Inc.	Technology	4,079	842,645	0.96%
Chesapeake Energy Corp.	Energy	10,112	831,714	0.95%
Take-Two Interactive Software, Inc.	Technology	5,310	816,146	0.93%
Generac Holdings, Inc.	Capital goods	4,907	779,637	0.89%
Entegris, Inc.	Technology	6,824	767,920	0.88%
Cooper Cos., Inc. (The)	Health care	6,818	752,259	0.86%
RB Global, Inc.	Consumer cyclicals	9,205	740,946	0.85%
Micron Technology, Inc.	Technology	7,133	739,801	0.85%
Lithia Motors, Inc.	Consumer cyclicals	2,273	722,110	0.83%
PTC, Inc.	Technology	3,967	716,718	0.82%
Bunge Global SA	Basic materials	7,267	702,310	0.80%
NU Holdings, Ltd./Cayman Islands Class A (Brazil)	Financials	51,192	698,776	0.80%
Amdocs, Ltd.	Technology	7,934	694,105	0.79%
Floor & Decor Holdings, Inc. Class A	Consumer cyclicals	5,483	680,765	0.78%
Healthcare Realty Trust, Inc.	Financials	37,241	675,916	0.77%
Super Micro Computer, Inc.	Technology	1,596	664,768	0.76%
Atmos Energy Corp.	Utilities and power	4,722	654,993	0.75%
T Rowe Price Group, Inc.	Financials	5,966	649,904	0.74%

48
Dynamic Asset Allocation Growth Fund

A BASKET (BCPUDEAS) OF COMMON STOCKS cont.
Common stocks	Sector	Shares	Value	Percentage value
CarMax, Inc.	Consumer cyclicals	8,197	$634,252	0.73%
Carnival Corp.	Consumer cyclicals	33,941	627,235	0.72%
Wynn Resorts, Ltd.	Consumer cyclicals	6,519	625,038	0.71%
Thor Industries, Inc.	Consumer cyclicals	5,569	611,928	0.70%
Tesla, Inc.	Consumer cyclicals	2,329	609,431	0.70%
Ball Corp.	Capital goods	8,950	607,780	0.70%
CH Robinson Worldwide, Inc.	Transportation	5,440	600,358	0.69%
Royal Gold, Inc.	Basic materials	4,105	575,959	0.66%
Coherent Corp.	Capital goods	6,309	560,911	0.64%
Affirm Holdings, Inc.	Consumer cyclicals	13,662	557,686	0.64%
Fox Corp. Class B	Consumer cyclicals	14,342	556,478	0.64%
A BASKET (GSGLPWDL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Rio Tinto PLC (United Kingdom)	Basic materials	10,028	$712,765	0.69%
Weyerhaeuser Co.	Basic materials	19,808	670,704	0.65%
Iberdrola SA (Spain)	Utilities and power	42,214	654,397	0.64%
AT&T, Inc.	Communication services	29,365	646,024	0.63%
Leidos Holdings, Inc.	Technology	3,897	635,178	0.62%
Holcim AG (Switzerland)	Basic materials	6,417	628,076	0.61%
Lockheed Martin Corp.	Capital goods	1,057	617,628	0.60%
Deutsche Telekom AG (Germany)	Communication services	20,962	617,389	0.60%
Endesa SA (Spain)	Utilities and power	28,067	614,892	0.60%
SEI Investments Co.	Financials	8,886	614,815	0.60%
Veralto Corp.	Capital goods	5,482	613,271	0.60%
Automatic Data Processing, Inc.	Consumer cyclicals	2,212	612,122	0.60%
SS&C Technologies Holdings, Inc.	Technology	8,224	610,293	0.59%
SSE PLC (United Kingdom)	Utilities and power	24,090	608,463	0.59%
Consolidated Edison, Inc.	Utilities and power	5,838	607,962	0.59%
Central Japan Railway Co. (Japan)	Transportation	26,080	604,771	0.59%
Wolters Kluwer NV (Netherlands)	Consumer cyclicals	3,563	601,617	0.59%
ENGIE SA (France)	Utilities and power	34,624	599,535	0.58%
CLP Holdings, Ltd. (Hong Kong)	Utilities and power	67,254	596,128	0.58%
TotalEnergies SE (France)	Energy	9,089	593,404	0.58%
Exor NV (Netherlands)	Financials	5,524	592,810	0.58%
Loblaw Cos, Ltd. (Canada)	Consumer staples	4,421	589,262	0.57%
Exxon Mobil Corp.	Energy	5,023	588,816	0.57%
PepsiCo, Inc.	Consumer staples	3,434	583,973	0.57%
Sekisui Chemical Co., Ltd. (Japan)	Financials	37,429	583,906	0.57%
Smiths Group PLC (United Kingdom)	Capital goods	25,941	583,527	0.57%
ConocoPhillips	Energy	5,524	581,547	0.57%
Rio Tinto, Ltd. (Australia)	Basic materials	6,467	579,316	0.56%
Elisa Oyj (Finland)	Communication services	10,730	570,282	0.56%
BP PLC (United Kingdom)	Energy	107,112	562,773	0.55%
Intact Financial Corp. (Canada)	Financials	2,927	562,684	0.55%
Honeywell International, Inc.	Capital goods	2,695	557,032	0.54%
Fortum OYJ (Finland)	Utilities and power	33,069	546,041	0.53%
Telenor ASA (Norway)	Communication services	41,843	536,315	0.52%
Hartford Financial Services Group, Inc. (The)	Financials	4,552	535,342	0.52%
PPG Industries, Inc.	Basic materials	4,018	532,221	0.52%
Danone SA (France)	Consumer staples	7,296	532,045	0.52%
Eni SpA (Italy)	Utilities and power	34,479	526,486	0.51%
Garmin, Ltd.	Technology	2,982	524,983	0.51%
Colgate-Palmolive Co.	Consumer staples	4,986	517,571	0.50%
Osaka Gas Co., Ltd. (Japan)	Utilities and power	22,692	511,451	0.50%

Dynamic Asset Allocation Growth Fund
49

A BASKET (GSGLPWDL) OF COMMON STOCKS cont.
Common stocks	Sector	Shares	Value	Percentage value
George weston, Ltd. (Canada)	Consumer staples	3,003	$504,549	0.49%
Oversea-Chinese Banking Corp., Ltd. (Singapore)	Financials	42,042	495,196	0.48%
Verisk Analytics, Inc.	Consumer cyclicals	1,831	490,743	0.48%
MSCI, Inc.	Technology	836	487,483	0.47%
Intertek Group PLC (United Kingdom)	Consumer cyclicals	6,822	472,150	0.46%
Hologic, Inc.	Health care	5,718	465,778	0.45%
Philip Morris International, Inc.	Consumer staples	3,836	465,681	0.45%
Jack Henry & Associates, Inc.	Technology	2,622	462,965	0.45%
VeriSign, Inc.	Technology	2,415	458,748	0.45%
A BASKET (GSGLPWDS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Keppel, Ltd. (Singapore)	Capital goods	119,316	$617,053	0.64%
Pernod Ricard SA (France)	Consumer staples	4,030	609,840	0.64%
Hermes International (France)	Consumer cyclicals	243	597,386	0.62%
Allianz SE (Germany)	Financials	1,799	592,389	0.62%
Wilmar International, Ltd. (Singapore)	Basic materials	226,553	592,007	0.62%
Paychex, Inc.	Technology	4,259	571,544	0.60%
Infrastrutture Wireless Italiane SpA (Italy)	Basic materials	46,261	570,511	0.60%
Realty Income Corp.	Financials	8,950	567,615	0.59%
RELX PLC (United Kingdom)	Consumer cyclicals	11,972	563,489	0.59%
Sempra	Utilities and power	6,736	563,323	0.59%
Visa, Inc. Class A	Financials	2,000	549,990	0.57%
London Stock Exchange Group PLC (United Kingdom)	Financials	3,967	543,764	0.57%
Heineken NV (Netherlands)	Consumer staples	6,092	541,496	0.57%
Entergy Corp.	Utilities and power	4,079	536,779	0.56%
Commonwealth Bank of Australia (Australia)	Financials	5,699	535,277	0.56%
Ameren Corp.	Utilities and power	5,971	522,184	0.55%
Orange SA (France)	Communication services	45,243	519,326	0.54%
Martin Marietta Materials, Inc.	Basic materials	963	518,200	0.54%
Equifax, Inc.	Consumer cyclicals	1,751	514,545	0.54%
Southern Co. (The)	Utilities and power	5,681	512,313	0.54%
Waste Connections, Inc.	Capital goods	2,814	503,145	0.53%
Erste Group Bank AG (Czech Republic)	Financials	9,148	502,812	0.53%
Swisscom AG (Switzerland)	Communication services	762	499,081	0.52%
Cellnex Telecom, SA 144A (Spain)	Communication services	12,265	498,678	0.52%
Magna International, Inc. (Canada)	Consumer cyclicals	12,140	498,554	0.52%
Blackstone, Inc.	Financials	3,234	495,296	0.52%
Telus Corp. (Canada)	Communication services	29,015	487,321	0.51%
Alexandria Real Estate Equities, Inc.	Financials	4,058	481,875	0.50%
Metso Oyj (Finland)	Capital goods	44,850	480,532	0.50%
FirstEnergy Corp.	Utilities and power	10,802	479,076	0.50%
Dominion Energy, Inc.	Utilities and power	8,050	465,220	0.49%
Vulcan Materials Co.	Consumer cyclicals	1,816	454,792	0.48%
U-Haul Holding Co. (non-voting)	Consumer cyclicals	6,301	453,683	0.47%
Thomson Reuters Corp. (Canada)	Consumer cyclicals	2,626	448,429	0.47%
Westlake Corp.	Basic materials	2,963	445,363	0.47%
Chesapeake Energy Corp.	Energy	5,389	443,240	0.46%
Mastercard, Inc. Class A	Consumer cyclicals	883	436,110	0.46%
Antofagasta PLC (Chile)	Basic materials	16,046	433,277	0.45%
Walmart, Inc.	Consumer cyclicals	5,362	432,970	0.45%
Duke Energy Corp.	Utilities and power	3,683	424,671	0.44%
Prosus NV (China)	Technology	9,602	420,738	0.44%
Alliant Energy Corp.	Utilities and power	6,889	418,071	0.44%
Persimmon PLC (United Kingdom)	Financials	18,961	418,002	0.44%

50
Dynamic Asset Allocation Growth Fund

A BASKET (GSGLPWDS) OF COMMON STOCKS cont.
Common stocks	Sector	Shares	Value	Percentage value
AXA SA (France)	Financials	10,723	$413,251	0.43%
Occidental Petroleum Corp.	Energy	7,968	410,646	0.43%
Snam SpA (Italy)	Utilities and power	79,878	407,496	0.43%
Aeon Co., Ltd. (Japan)	Consumer cyclicals	14,946	407,394	0.43%
Straumann Holding AG (Switzerland)	Health care	2,466	404,074	0.42%
Air Liquide SA (France)	Basic materials	2,089	404,021	0.42%
Prologis, Inc.	Financials	3,181	401,680	0.42%
	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/24
	Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB–.6 Index	CCC/P	$62	$444	$61	5/11/63	300 bp — Monthly	$1
	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	B-/P	3,595	21,498	3,747	1/17/47	200 bp — Monthly	(145)
	CMBX NA BB.6 Index	CCC-/P	47,990	142,041	37,243	5/11/63	500 bp — Monthly	10,865
	CMBX NA BBB–.10 Index	BB–/P	21,039	70,000	12,117	11/17/59	300 bp — Monthly	8,957
	JPMorgan Securities LLC
	CMBX NA A.7 Index	B-/P	7,192	44,628	7,779	1/17/47	200 bp — Monthly	(572)
	CMBX NA BB.10 Index	CCC+/P	4,092	51,000	20,512	5/11/63	500 bp — Monthly	(16,378)
	CMBX NA BB.6 Index	CCC-/P	4,633	4,632	1,214	5/11/63	500 bp — Monthly	3,423
	CMBX NA BBB–.8 Index	B/P	3,431	19,943	2,437	10/17/57	300 bp — Monthly	1,004
	Morgan Stanley & Co. International PLC
	CMBX NA A.13 Index	A-/P	9,084	72,000	5,875	12/16/72	200 bp — Monthly	3,233
	CMBX NA BB.6 Index	CCC-/P	40,053	115,794	30,361	5/11/63	500 bp — Monthly	9,788
	Upfront premium received		141,171	Unrealized appreciation				37,271
	Upfront premium (paid)		—	Unrealized (depreciation)				(17,095)
	Total	$141,171		Total				$20,176
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at September 30, 2024. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.
OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 9/30/24
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
Citigroup Global Markets, Inc.
CMBX NA A.7 Index	$(1,802)	$66,125	$11,526	1/17/47	(200 bp) — Monthly	$9,702
CMBX NA BB.10 Index	(40,704)	101,000	40,622	11/17/59	(500 bp) — Monthly	(166)
CMBX NA BB.10 Index	(40,301)	100,000	40,220	11/17/59	(500 bp) — Monthly	(164)
CMBX NA BB.10 Index	(31,557)	68,000	27,350	11/17/59	(500 bp) — Monthly	(4,264)
CMBX NA BB.10 Index	(21,359)	53,000	21,317	11/17/59	(500 bp) — Monthly	(87)
CMBX NA BB.6 Index	(66,431)	258,864	67,874	5/11/63	(500 bp) — Monthly	1,226
CMBX NA BB.8 Index	(16,021)	34,772	12,963	10/17/57	(500 bp) — Monthly	(3,087)
CMBX NA BB.8 Index	(2,412)	6,578	2,452	10/17/57	(500 bp) — Monthly	35
CMBX NA BBB–.12 Index	(33,487)	118,000	22,986	8/17/61	(300 bp) — Monthly	(10,560)
CMBX NA BBB–.6 Index	(64)	444	61	5/11/63	(300 bp) — Monthly	(3)
Goldman Sachs International
CMBX NA BB.6 Index	(1,215)	3,602	945	5/11/63	(500 bp) — Monthly	(274)
CMBX NA BB.8 Index	(33,481)	77,062	28,729	10/17/57	(500 bp) — Monthly	(4,817)
JPMorgan Securities LLC
CMBX NA BBB–.10 Index	(18,410)	146,000	25,273	11/17/59	(300 bp) — Monthly	6,790

Dynamic Asset Allocation Growth Fund
51

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 9/30/24 cont.
	Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Merrill Lynch International
	CMBX NA BB.10 Index	$(2,788)	$49,000	$19,708	11/17/59	(500 bp) — Monthly	$20,831
	CMBX NA BBB–.10 Index	(12,134)	56,000	9,694	11/17/59	(300 bp) — Monthly	(2,468)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.8 Index	(1,757)	3,759	1,401	10/17/57	(500 bp) — Monthly	(359)
	CMBX NA BBB–.10 Index	(7,114)	22,000	3,808	11/17/59	(300 bp) — Monthly	(3,317)
	CMBX NA BBB–.8 Index	(4,529)	19,943	2,437	10/17/57	(300 bp) — Monthly	(2,102)
	Upfront premium received	—	Unrealized appreciation				38,584
	Upfront premium (paid)	(335,566)	Unrealized (depreciation)				(31,668)
	Total	$(335,566)	Total				$6,916
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/24
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation
	CDX NA HY Series 43 Index	B+/P	$(739,649)	$10,144,000	$740,218	12/20/29	500 bp — Quarterly	$4,794
	CDX NA IG Series 43 Index	BBB+/P	(1,301,564)	57,900,000	1,294,470	12/20/29	100 bp — Quarterly	2,558
	Total	$(2,041,213)		$7,352
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at September 30, 2024. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

52
Dynamic Asset Allocation Growth Fund

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$62,071,432	$41,271,103	$—
Capital goods	73,876,702	23,061,303	—
Communication services	38,051,871	8,545,779	—
Conglomerates	15,424,173	10,886,307	—
Consumer cyclicals	286,352,417	55,794,697	—
Consumer staples	109,841,936	36,042,674	—
Energy	53,379,989	17,069,959	—
Financials	205,779,204	101,876,384	—
Health care	187,343,043	55,189,146	13,017
Technology	570,766,648	68,662,048	—
Transportation	38,583,119	7,374,842	—
Utilities and power	44,351,432	12,213,044	—
Total common stocks	1,685,821,966	437,987,286	13,017
Asset-backed securities	—	1,974,561	—
Collateralized loan obligations	—	15,688,218	—
Commodity linked notes	—	13,429,667	—
Convertible bonds and notes	—	1,044,180	—
Convertible preferred stocks	277,378	242,112	—
Corporate bonds and notes	—	215,950,199	—
Foreign government and agency bonds and notes	—	9,279,829	—
Investment companies	3,463,258	—	—
Mortgage-backed securities	—	42,995,264	—
Purchased options outstanding	—	198,224	—
Senior loans	—	7,520,915	—
U.S. government and agency mortgage obligations	—	137,633,767	—
U.S. treasury obligations	—	702,629	—
Short-term investments	438,000	197,774,418	—
Totals by level	$1,690,000,602	$1,082,421,269	$13,017
		Valuation inputs
	Other financial instruments:	Level 1	Level 2	Level 3
	Forward currency contracts	$—	$455,240	$—
	Futures contracts	175,429	—	—
	Written options outstanding	—	(62,924)	—
	TBA sale commitments	—	(24,737,623)	—
	Interest rate swap contracts	—	(977,546)	—
	Total return swap contracts	—	(128,930)	—
	Credit default contracts	—	2,270,052	—
	Totals by level	$175,429	$(23,181,731)	$—
*	Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.
	At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

Dynamic Asset Allocation Growth Fund
53

Financial Statements

Statement of assets and liabilities

9/30/24

ASSETS
Investment in securities, at value (Notes 1 and 9):
Unaffiliated issuers (identified cost $1,822,255,813)	$2,632,690,485
Affiliated issuers (identified cost $139,744,403) (Note 5)	139,744,403
Foreign currency (cost $714,315) (Note 1)	710,801
Dividends, interest and other receivables	6,532,707
Foreign tax reclaim	2,603,459
Receivable for shares of the fund sold	2,702,251
Receivable for investments sold	11,844,298
Receivable for sales of TBA securities (Note 1)	24,841,231
Receivable for variation margin on futures contracts (Note 1)	27,540
Receivable for variation margin on centrally cleared swap contracts (Note 1)	966,369
Unrealized appreciation on forward currency contracts (Note 1)	1,011,168
Unrealized appreciation on OTC swap contracts (Note 1)	2,220,106
Premium paid on OTC swap contracts (Note 1)	335,566
Deposits with broker (Note 1)	3,184,594
Receivable from broker (Note 1)	5,153
Prepaid assets	40,042
Total assets	2,829,460,173

LIABILITIES
Payable to custodian	56,554
Payable for investments purchased	7,911,789
Payable for purchases of TBA securities (Note 1)	84,198,362
Payable for shares of the fund repurchased	4,313,736
Payable for compensation of Manager (Note 2)	1,254,329
Payable for custodian fees (Note 2)	129,948
Payable for investor servicing fees (Note 2)	707,599
Payable for Trustee compensation and expenses (Note 2)	361,525
Payable for administrative services (Note 2)	5,073
Payable for distribution fees (Note 2)	487,901
Payable for variation margin on futures contracts (Note 1)	937,826
Payable for variation margin on centrally cleared swap contracts (Note 1)	895,639
Unrealized depreciation on OTC swap contracts (Note 1)	2,321,944
Premium received on OTC swap contracts (Note 1)	141,171
Unrealized depreciation on forward currency contracts (Note 1)	555,928
Written options outstanding, at value (premiums $1,108,419) (Note 1)	62,924
TBA sale commitments, at value (proceeds receivable $24,793,203) (Note 1)	24,737,623
Collateral on certain derivative contracts and TBA commitments, at value (Notes 1 and 9)	1,140,629
Other accrued expenses	1,406,380
Total liabilities	131,626,880
Net assets	$2,697,833,293

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$1,715,682,666
Total distributable earnings (Note 1)	982,150,627
Total — Representing net assets applicable to capital shares outstanding	$2,697,833,293
(Continued on next page)
54	Dynamic Asset Allocation Growth Fund

Statement of assets and liabilities

9/30/24 cont.

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share ($1,840,310,988 divided by 85,265,131 shares)	$21.58
Offering price per class A share (100/94.25 of $21.58)*	$22.90
Net asset value and offering price per class C share ($135,913,753 divided by 6,909,118 shares)**	$19.67
Net asset value, offering price and redemption price per class P share ($53,844,513 divided by 2,449,443 shares)	$21.98
Net asset value, offering price and redemption price per class R share ($13,549,465 divided by 647,478 shares)	$20.93
Net asset value, offering price and redemption price per class R5 share ($13,458 divided by 593 shares)	$22.69
Net asset value, offering price and redemption price per class R6 share ($362,207,895 divided by 16,465,964 shares)	$22.00
Net asset value, offering price and redemption price per class Y share ($291,993,221 divided by 13,303,260 shares)	$21.95
*	On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.
**	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Dynamic Asset Allocation Growth Fund	55

Statement of operations

Year ended 9/30/24

Investment income
Dividends (net of foreign tax of $1,299,409)	$31,576,137
Interest (including interest income of $6,835,187 from investments in affiliated issuers) (Note 5)	28,226,053
Other income (Note 1)	1,539,753
Total investment income	61,341,943

EXPENSES
Compensation of Manager (Note 2)	14,308,635
Investor servicing fees (Note 2)	2,828,178
Custodian fees (Note 2)	326,439
Trustee compensation and expenses (Note 2)	115,191
Distribution fees (Note 2)	5,706,603
Administrative services (Note 2)	61,084
Other	739,001
Total expenses	24,085,131
Expense reduction (Note 2)	(44,995)
Net expenses	24,040,136
Net investment income	37,301,807

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (net of foreign tax of $343,680) (Notes 1 and 3)	206,406,693
Foreign currency transactions (Note 1)	(195,361)
Forward currency contracts (Note 1)	(197,350)
Futures contracts (Note 1)	7,828,517
Swap contracts (Note 1)	17,704,734
Total net realized gain	231,547,233
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments (net of increase in deferred foreign taxes of $726,529)	402,740,874
Assets and liabilities in foreign currencies	183,306
Forward currency contracts	(104,375)
Futures contracts	2,743,009
Swap contracts	(906,162)
Written options	1,299,748
Total change in net unrealized appreciation	405,956,400
Net gain on investments	637,503,633
Net increase in net assets resulting from operations	$674,805,440

The accompanying notes are an integral part of these financial statements.

56	Dynamic Asset Allocation Growth Fund

Statement of changes in net assets

	Year ended 9/30/24	Year ended 9/30/23
Increase (decrease) in net assets
Operations
Net investment income	$37,301,807	$36,455,337
Net realized gain on investments and foreign currency transactions	231,547,233	21,293,921
Change in net unrealized appreciation of investments and assets and liabilities in foreign currencies	405,956,400	322,459,556
Net increase in net assets resulting from operations	674,805,440	380,208,814
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(36,797,901)	(9,764,176)
Class B	(101,716)	—
Class C	(2,280,421)	—
Class P	(764,181)	(3,376,282)
Class R	(318,177)	(60,270)
Class R6	(8,647,788)	(3,084,759)
Class Y	(5,053,152)	(2,151,365)
Net realized short-term gain on investments
Class A	(1,301,814)	—
Class B	(7,591)	—
Class C	(118,361)	—
Class P	(23,482)	—
Class R	(12,527)	—
Class R5	(4)	—
Class R6	(268,010)	—
Class Y	(163,356)	—
From capital gain on investments
Net realized long-term gain on investments
Class A	(27,598,446)	(14,646,130)
Class B	(160,923)	(177,057)
Class C	(2,509,251)	(1,661,578)
Class P	(497,812)	(3,118,010)
Class R	(265,565)	(160,060)
Class R5	(78)	(8,887)
Class R6	(5,681,811)	(2,992,401)
Class Y	(3,463,152)	(2,323,474)
Decrease from capital share transactions (Note 4)	(70,542,304)	(475,386,599)
Total increase (decrease) in net assets	508,227,617	(138,702,234)
Net assets
Beginning of year	2,189,605,676	2,328,307,910
End of year	$2,697,833,293	$2,189,605,676

The accompanying notes are an integral part of these financial statements.

Dynamic Asset Allocation Growth Fund	57

Financial highlights

(For a common share outstanding throughout the period)

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[c]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)[d]
Class A
September 30, 2024	$17.05	.29	4.99	5.28	(.42)	(.33)	(.75)	$21.58	31.92	$1,840,311	1.01	1.49	133
September 30, 2023	14.82	.26	2.24	2.50	(.11)	(.16)	(.27)	17.05	17.03	1,496,298	1.05	1.54	191
September 30, 2022	20.95	.19	(3.46)	(3.27)	(.33)	(2.53)	(2.86)	14.82	(18.53)	1,352,591	1.03	1.08	171
September 30, 2021	16.98	.15	3.91	4.06	(.09)	—	(.09)	20.95	23.97	1,762,933	1.02	.77	168
September 30, 2020	15.91	.18	1.15	1.33	(.26)	—	(.26)	16.98	8.40	1,548,612	1.05	1.16	194
Class C
September 30, 2024	$15.59	.13	4.57	4.70	(.29)	(.33)	(.62)	$19.67	30.95	$135,914	1.76	.73	133
September 30, 2023	13.57	.12	2.06	2.18	—	(.16)	(.16)	15.59	16.17	130,414	1.80	.79	191
September 30, 2022	19.40	.05	(3.18)	(3.13)	(.17)	(2.53)	(2.70)	13.57	(19.16)	144,712	1.78	.32	171
September 30, 2021	15.77	—[e]	3.63	3.63	—	—	—	19.40	23.02	213,419	1.77	.03	168
September 30, 2020	14.79	.06	1.07	1.13	(.15)	—	(.15)	15.77	7.63	208,217	1.80	.41	194
Class P
September 30, 2024	$17.34	.37	5.09	5.46	(.49)	(.33)	(.82)	$21.98	32.48	$53,845.64		1.89	133
September 30, 2023	15.08	.28	2.32	2.60	(.18)	(.16)	(.34)	17.34	17.42	25,378.66		1.69	191
September 30, 2022	21.29	.27	(3.54)	(3.27)	(.41)	(2.53)	(2.94)	15.08	(18.29)	285,584.65		1.47	171
September 30, 2021	17.25	.23	3.97	4.20	(.16)	—	(.16)	21.29	24.45	323,609.64		1.16	168
September 30, 2020	16.16	.25	1.17	1.42	(.33)	—	(.33)	17.25	8.82	274,824.65		1.56	194
Class R
September 30, 2024	$16.55	.23	4.86	5.09	(.38)	(.33)	(.71)	$20.93	31.65	$13,549	1.26	1.23	133
September 30, 2023	14.39	.21	2.17	2.38	(.06)	(.16)	(.22)	16.55	16.69	13,806	1.30	1.29	191
September 30, 2022	20.40	.14	(3.36)	(3.22)	(.26)	(2.53)	(2.79)	14.39	(18.71)	14,349	1.28	.80	171
September 30, 2021	16.52	.10	3.81	3.91	(.03)	—	(.03)	20.40	23.68	23,901	1.27	.52	168
September 30, 2020	15.49	.14	1.11	1.25	(.22)	—	(.22)	16.52	8.10	22,172	1.30	.92	194
Class R5
September 30, 2024	$17.46	.36	5.20	5.56	—	(.33)	(.33)	$22.69	32.26	$13.78		1.71	133
September 30, 2023	15.04	.25	2.33	2.58	—	(.16)	(.16)	17.46	17.26	4.80		1.59	191
September 30, 2022	21.22	.24	(3.51)	(3.27)	(.38)	(2.53)	(2.91)	15.04	(18.32)	11,893.79		1.32	171
September 30, 2021	17.20	.21	3.94	4.15	(.13)	—	(.13)	21.22	24.24	15,534.78		1.02	168
September 30, 2020	16.11	.23	1.16	1.39	(.30)	—	(.30)	17.20	8.70	13,979.79		1.43	194
Class R6
September 30, 2024	$17.36	.35	5.10	5.45	(.48)	(.33)	(.81)	$22.00	32.41	$362,208.68		1.81	133
September 30, 2023	15.09	.32	2.28	2.60	(.17)	(.16)	(.33)	17.36	17.42	314,891.70		1.89	191
September 30, 2022	21.29	.26	(3.53)	(3.27)	(.40)	(2.53)	(2.93)	15.09	(18.27)	280,296.69		1.42	171
September 30, 2021	17.25	.23	3.96	4.19	(.15)	—	(.15)	21.29	24.41	390,780.68		1.12	168
September 30, 2020	16.16	.25	1.16	1.41	(.32)	—	(.32)	17.25	8.79	353,696.69		1.52	194
Class Y
September 30, 2024	$17.32	.34	5.08	5.42	(.46)	(.33)	(.79)	$21.95	32.28	$291,993.76		1.75	133
September 30, 2023	15.06	.30	2.27	2.57	(.15)	(.16)	(.31)	17.32	17.26	198,604.80		1.80	191
September 30, 2022	21.24	.24	(3.51)	(3.27)	(.38)	(2.53)	(2.91)	15.06	(18.29)	221,391.78		1.32	171
September 30, 2021	17.21	.21	3.95	4.16	(.13)	—	(.13)	21.24	24.27	301,154.77		1.03	168
September 30, 2020	16.12	.23	1.16	1.39	(.30)	—	(.30)	17.21	8.67	271,142.80		1.41	194

The accompanying notes are an integral part of these financial statements.

58
Dynamic Asset Allocation Growth Fund

Financial highlightscont.

[a]	Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
[b]	Total return assumes dividend reinvestment and does not reflect the effect of sales charges.
[c]	Includes amounts paid through expense offset and brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees, if any.
[d]	Portfolio turnover includes TBA purchase and sale commitments.
[e]	Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

Dynamic Asset Allocation Growth Fund
59

Notes to financial statements 9/30/24

Unless otherwise noted, the “reporting period” represents the period from October 1, 2023 through September 30, 2024. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
1940 Act	Investment Company Act of 1940, as amended
Franklin Advisers	Franklin Advisers, Inc., a direct wholly-owned subsidiary of Franklin Templeton, and the fund’s investment manager for periods on or after July 15, 2024
Franklin Distributors	Franklin Distributors, LLC, an indirect wholly-owned subsidiary of Franklin Templeton, and the fund’s distributor and principal underwriter for periods on or after August 2, 2024
Franklin Templeton	Franklin Resources, Inc.
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PAC	The Putnam Advisory Company, LLC, an indirect wholly-owned subsidiary of Franklin Templeton
PIL	Putnam Investments Limited, an indirect wholly-owned subsidiary of Franklin Templeton
PSERV	Putnam Investor Services, Inc., a wholly-owned subsidiary of Franklin Templeton
Putnam Management	Putnam Investment Management, LLC, an indirect wholly-owned subsidiary of Franklin Templeton, and the fund’s investment manager for periods prior to July 15, 2024
Putnam Retail Management	Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Franklin Templeton, and the fund’s distributor and principal underwriter for periods prior to August 2, 2024
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam Dynamic Asset Allocation Growth Fund (the fund) is a diversified series of Putnam Asset Allocation Funds (the Trust), a Massachusetts business trust registered under the 1940 Act as an open-end management investment company. The goal of the fund is to seek capital appreciation. The fund is one of three Putnam Dynamic Asset Allocation Funds, each of which has a unique strategic, or typical, allocation between equity and fixed-income investments. Using qualitative analysis and quantitative techniques, Franklin Advisers adjusts portfolio allocations from time to time within a certain range to try to optimize the fund’s performance consistent with its goal. The fund invests mainly in equity securities (growth or value stocks or both) of both U.S. and foreign companies of any size. Franklin Advisers may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments. The fund also invests, to a lesser extent, in fixed-income investments, including U.S. and foreign government obligations, corporate obligations and securitized debt instruments (such as mortgage-backed investments). Franklin Advisers may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed-income investments. Franklin Advisers may also select other investments that do not fall within these asset classes. The fund typically uses to a significant extent derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
Class A	Up to 5.75%	1.00% on certain redemptions of shares bought with no initial sales charge	None
Class C	None	1.00% eliminated after one year	Converts to class A shares after 8 years
Class P Δ	None	None	None
Class R †	None	None	None
Class R5 †	None	None	None
Class R6 †	None	None	None
Class Y †	None	None	None
† Not available to all investors.
Δ Only available to other Putnam funds and other accounts managed by Franklin Advisers or its affiliates.

Effective September 5, 2024, the fund converted all of its class B shares into class A shares, and subsequently terminated its class B shares as a fund offering.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the Trust (or its series), including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

60
Dynamic Asset Allocation Growth Fund

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation.  The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.

Investments (including when-issued securities sold, if any) for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the “mid price” (prior to July 22, 2024, the most recent bid price was used, and for when-issued securities sold, the ask price was used), and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. When reliable prices are not readily available for equity securities, such as when the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund will fair value these securities as determined in accordance with procedures approved by the Trustees. This may include using an independent third-party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time). These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security’s fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a–5 under the 1940 Act, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Joint trading account Pursuant to an exemptive order from the SEC, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Franklin Advisers. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Franklin Advisers is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

The fund may have earned certain fees in connection with its senior loan purchasing activities. These fees, if any, are treated as market discount and are amortized into income in the Statement of operations.

Securities purchased or sold on a when-issued basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts for hedging duration and convexity, for isolating prepayment risk, for gaining exposure to interest rates, for hedging against changes in values of securities it owns, owned or expects to own, for hedging prepayment risk, for generating additional income for the portfolio, for enhancing returns on securities owned, for enhancing the return on a security owned, for gaining exposure to securities and for managing downside risks.

Dynamic Asset Allocation Growth Fund
61

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price. OTC traded options are valued using quotations from an independent pricing service.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio .

Futures contracts The fund uses futures contracts for managing exposure to market risk, for hedging prepayment risk, for hedging interest rate risk, for gaining exposure to interest rates and for equitizing cash.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging foreign exchange risk and for gaining exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging interest rate risk, for gaining exposure on interest rates and for hedging prepayment risk.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

At the close of the reporting period, the fund has deposited cash valued at $1,007,709 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging sector exposure, for managing exposure to specific sectors or industries, for managing exposure to specific securities, for gaining exposure to a basket of securities, for gaining exposure to specific markets or countries and for gaining exposure to specific sectors or industries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for hedging market risk and for gaining exposure on individual names and/or baskets of securities.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations

62
Dynamic Asset Allocation Growth Fund

of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

At the close of the reporting period, the fund has deposited cash valued at $2,176,885 in a segregated account to cover margin requirements on open centrally cleared credit default contracts.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Franklin Advisers will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $494,424 on open derivative contracts subject to the Master Agreements . Collateral pledged by the fund at period end for these agreements totaled $276,230 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds and a $75,000 fee has been paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax

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benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund ’ s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset and other income on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

As a result of several court cases, in certain countries across the European Union, the fund filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the fund, if any, reduce the amount of foreign taxes fund shareholders can use as tax deductions or credits on their income tax returns.

Distributions to shareholders Distributions to shareholders from net investment income, if any, are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences from losses on wash sale transactions, from foreign currency gains and losses, from tax equalization, from realized gains and losses on passive foreign investment companies, from unrealized gains and losses on passive foreign investment companies, from straddle loss deferrals, from income on swap contracts and from interest-only securities. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the fund reclassified $20,470,958 to increase undistributed net investment income, $16,871,453 to increase paid-in capital and $37,342,411 to decrease accumulated net realized gain.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$769,912,103
Unrealized depreciation	(42,911,969)
Net unrealized appreciation	727,000,134
Undistributed ordinary income	44,757,001
Undistributed short-term gains	69,546,622
Undistributed long-term gains	140,750,078
Cost for federal income tax purposes	$2,022,428,452

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

Effective July 15, 2024, Putnam Management transferred its management contract with the fund to Franklin Advisers. As a result of the transfer, Franklin Advisers replaced Putnam Management as the investment adviser of the fund. In connection with the transfer, the fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers.

In addition, Putnam Management transferred to Franklin Advisers the sub-management contract between Putnam Management and PIL in respect of the fund, and the sub-advisory contract among Putnam Management, PIL and PAC in respect of the fund.

The fund pays Franklin Advisers a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.750%	of the first $5 billion,
0.700%	of the next $5 billion,
0.650%	of the next $10 billion,
0.600%	of the next $10 billion,
0.550%	of the next $50 billion,
0.530%	of the next $50 billion,
0.520%	of the next $100 billion and
0.515%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.583% of the fund’s average net assets.

Franklin Advisers has contractually agreed, through January 30, 2026, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Effective July 15, 2024, Franklin Advisers retained Putnam Management as sub-adviser for the fund pursuant to a new sub-advisory agreement. Pursuant to the agreement, Putnam Management makes investment decisions for such fund assets as may be designated from time to time for its management by Franklin Advisers (the “portfolio management services”) and provides certain other advisory and related services (together, the “other services”). With respect to the portfolio management services, Franklin Advisers pays a monthly fee to Putnam Management for its services at the annual rate of 0.25% of the average net asset value of the portion of the fund’s assets managed by Putnam Management. With respect to the other services, Franklin Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the fund, which may include a mark-up not to exceed 15% over such costs.

During the reporting period, PIL was authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Franklin Advisers from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. Effective November 1, 2024, PIL, and its investment professionals, merged into Franklin Templeton Investment Management Limited (FTIML), an affiliate of the investment manager, and FTIML became a sub-advisor to the fund. If Franklin Advisers were to engage the services of FTIML or PIL, Franklin Advisers would pay a monthly sub-management fee to FTIML or PIL for its services at an annual rate of 0.25% of average net assets of the equity and asset allocation portion of the fund and 0.20% of the average net assets of the fixed-income portion of the fund managed by FTIML or PIL.

PAC is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Franklin Advisers or PIL. PAC did not manage any portion of the assets of the fund during the reporting period. If Franklin Advisers or PIL were to engage the services of PAC, Franklin Advisers or PIL, as applicable, would pay a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.25% of the average net assets of the equity and asset allocation portion of the fund’s assets for which PAC is engaged as sub-advisor and 0.20% of the average net assets of the fixed-income portion of the fund’s assets for which PAC is engaged as sub-advisor.

On January 1, 2024, a subsidiary of Franklin Templeton acquired Putnam U.S. Holdings I, LLC (“Putnam Holdings”), the parent company of Putnam Management, PIL and PAC, in a stock and cash transaction (the “Transaction”). As a result of the Transaction, Putnam Management, PIL and PAC became indirect, wholly-owned subsidiaries of Franklin Templeton. The Transaction also resulted in the automatic termination of the investment management contract between the fund and Putnam Management, the sub-management contract for the fund between Putnam Management and PIL, and the sub-advisory contract for the fund among Putnam Management, PIL and PAC that were in place for the fund before the Transaction (together, the “Previous Advisory Contracts”). However, Putnam Management, PIL and PAC continued to provide uninterrupted services with respect to the fund pursuant to new investment management, sub-management,

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and sub-advisory contracts that were approved by fund shareholders at a shareholder meeting held in connection with the Transaction and that took effect on January 1, 2024 (together, the “New Advisory Contracts”). The terms of the New Advisory Contracts are substantially similar to those of the Previous Advisory Contracts, and the fee rates payable under the New Advisory Contracts are the same as the fee rates under the Previous Advisory Contracts.

Effective June 1, 2024, Franklin Templeton Services provides certain administrative services to the fund. The fee for those services is paid by the fund’s investment manager based on the fund’s average daily net assets and is not an additional expense of the fund.

The fund reimburses Franklin Advisers an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

PSERV, an affiliate of Franklin Advisers, provides investor servicing agent functions to the fund. PSERV received fees for investor servicing for class A, class B, class C, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class P shares paid a monthly fee based on the average net assets of class P shares at an annual rate of 0.01%.

Class R5 shares paid a monthly fee based on the average net assets of class R5 shares at an annual rate of 0.15%.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$2,153,481
Class B	8,790
Class C	172,198
Class P	3,451
Class R	18,095
Class R5	8
Class R6	170,366
Class Y	301,789
Total	$2,828,178

Effective September 5, 2024, the fund terminated its class B shares.

The fund has entered into expense offset arrangements with PSERV and State Street whereby PSERV’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $44,995 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $1,973, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Franklin Distributors, or for periods prior to August 2, 2024, Putnam Retail Management, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Franklin Distributors and to Putnam Retail Management at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Franklin Distributors Amount	Putnam Retail Management Amount	Totals
Class A	0.35%	0.25%	$746,475	$3,475,353	$4,221,828
Class B	1.00%	1.00%	4,183	63,401	$67,584
Class C	1.00%	1.00%	224,709	1,121,977	$1,346,686
Class R	1.00%	0.50%	11,203	59,302	$70,505
Total			$986,570	$4,720,033	$5,706,603

For the period from August 2, 2024 through September 30, 2024, Franklin Distributors, acting as underwriter, received net commissions of $28,266 from the sale of class A shares and received $56 and $1,561 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. For the period October 1, 2023 through August 1, 2024, Putnam Retail Management, acting as underwriter, received net commissions of $156,824 from the sale of class A shares and received no monies and $5,437 in contingent deferred sales charges from redemptions of class B and class C shares, respectively

A deferred sales charge of up to 1.00% is accessed on certain redemptions of class A shares. For the period from August 2, 2024 through September 30, 2024, Franklin Distributors, acting as underwriter, received $176 on class A redemptions. For the period from October 1, 2023 through August 1, 2024, Putnam Retail Management, acting as underwriter, received $8,981 on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$3,120,295,646	$3,309,202,475
U.S. government securities (Long-term)	—	—
Total	$3,120,295,646	$3,309,202,475

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

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Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	YEAR ENDED 9/30/24		YEAR ENDED 9/30/23
Class A	Shares	Amount	Shares	Amount
Shares sold	4,635,179	$88,709,364	4,478,930	$74,239,592
Shares issued in connection with reinvestment of distributions	3,559,192	63,780,722	1,509,844	23,689,444
	8,194,371	152,490,086	5,988,774	97,929,036
Shares repurchased	(10,711,307)	(206,197,883)	(9,469,265)	(157,002,860)
Net decrease	(2,516,936)	$(53,707,797)	(3,480,491)	$(59,073,824)

	YEAR ENDED 9/30/24 *		YEAR ENDED 9/30/23
Class B	Shares	Amount	Shares	Amount
Shares sold	1,227	$23,031	6,924	$110,321
Shares issued in connection with reinvestment of distributions	15,349	269,063	11,521	176,160
	16,576	292,094	18,445	286,481
Shares repurchased	(635,104)	(12,086,255)	(617,498)	(9,930,545)
Net decrease	(618,528)	$(11,794,161)	(599,053)	$(9,644,064)

	YEAR ENDED 9/30/24		YEAR ENDED 9/30/23
Class C	Shares	Amount	Shares	Amount
Shares sold	878,828	$15,345,058	853,683	$12,913,446
Shares issued in connection with reinvestment of distributions	297,793	4,892,743	114,682	1,656,013
	1,176,621	20,237,801	968,365	14,569,459
Shares repurchased	(2,634,210)	(45,956,531)	(3,262,333)	(49,661,237)
Net decrease	(1,457,589)	$(25,718,730)	(2,293,968)	$(35,091,778)

	YEAR ENDED 9/30/24		YEAR ENDED 9/30/23
Class P	Shares	Amount	Shares	Amount
Shares sold	1,437,603	$29,340,117	2,860,734	$46,757,667
Shares issued in connection with reinvestment of distributions	70,630	1,285,475	407,933	6,494,292
	1,508,233	30,625,592	3,268,667	53,251,959
Shares repurchased	(522,323)	(10,398,275)	(20,740,470)	(346,480,930)
Net increase (decrease)	985,910	$20,227,317	(17,471,803)	$(293,228,971)

	YEAR ENDED 9/30/24		YEAR ENDED 9/30/23
Class R	Shares	Amount	Shares	Amount
Shares sold	119,312	$2,246,057	105,616	$1,699,684
Shares issued in connection with reinvestment of distributions	34,143	594,433	14,373	219,469
	153,455	2,840,490	119,989	1,919,153
Shares repurchased	(340,229)	(6,460,250)	(283,016)	(4,523,364)
Net decrease	(186,774)	$(3,619,760)	(163,027)	$(2,604,211)

	YEAR ENDED 9/30/24		YEAR ENDED 9/30/23
Class R5	Shares	Amount	Shares	Amount
Shares sold	387	$8,451	7,665	$122,053
Shares issued in connection with reinvestment of distributions	4	82	554	8,887
	391	8,533	8,219	130,940
Shares repurchased	(46)	(897)	(798,640)	(13,428,292)
Net increase (decrease)	345	$7,636	(790,421)	$(13,297,352)

	YEAR ENDED 9/30/24		YEAR ENDED 9/30/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	3,171,367	$61,652,425	3,650,254	$62,146,404
Shares issued in connection with reinvestment of distributions	787,110	14,341,140	376,849	6,006,976
	3,958,477	75,993,565	4,027,103	68,153,380
Shares repurchased	(5,631,994)	(109,789,325)	(4,459,549)	(74,850,770)
Net decrease	(1,673,517)	$(33,795,760)	(432,446)	$(6,697,390)

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	YEAR ENDED 9/30/24		YEAR ENDED 9/30/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	5,971,528	$118,143,325	3,347,728	$56,516,273
Shares issued in connection with reinvestment of distributions	458,630	8,342,472	272,123	4,329,472
	6,430,158	126,485,797	3,619,851	60,845,745
Shares repurchased	(4,595,107)	(88,626,846)	(6,856,615)	(116,594,754)
Net increase (decrease)	1,835,051	$37,858,951	(3,236,764)	$(55,749,009)
* Effective September 5, 2024, the fund has terminated its class B shares.

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

Name of affiliate	Fair value as of 9/30/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/24
Short-term investments
Putnam Short Term Investment Fund Class P ‡	$99,114,684	$300,588,295	$259,958,576	$6,835,187	$139,744,403
Total Short-term investments	$99,114,684	$300,588,295	$259,958,576	$6,835,187	$139,744,403
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management and Franklin Advisers, as applicable. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 7: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased equity option contracts (contract amount)	$23,000
Written equity option contracts (contract amount)	$15,000
Futures contracts (number of contracts)	2,000
Forward currency contracts (contract amount)	$136,400,000
Centrally cleared interest rate swap contracts (notional)	$174,200,000
OTC total return swap contracts (notional)	$379,400,000
OTC credit default contracts (notional)	$3,500,000
Centrally cleared credit default contracts (notional)	$58,800,000

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The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statement of assets and liabilities location	Fair value	Statement of assets and liabilities location	Fair value
Credit contracts	Receivables, Net assets — Unrealized appreciation	$2,391,047 *	Payables	$120,995
Foreign exchange contracts	Receivables	1,011,168	Payables	555,928
Equity contracts	Investments, Receivables, Net assets — Unrealized appreciation	2,893,273 *	Payables, Net assets — Unrealized depreciation	2,593,418 *
Interest rate contracts	Receivables, Net assets — Unrealized appreciation	674,988 *	Payables, Net assets — Unrealized depreciation	1,770,590 *
Total		$6,970,476		$5,040,931
* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Options	Futures	Forward currency contracts	Swaps	Total
Credit contracts	$—	$—	$ —	$1,778,241	$1,778,241
Foreign exchange contracts	—	—	(197,350)	—	$(197,350)
Equity contracts	(2,679,877)	3,142,337	—	16,283,484	$16,745,944
Interest rate contracts	—	4,686,180	—	(356,991)	$4,329,189
Total	$(2,679,877)	$7,828,517	$(197,350)	$17,704,734	$22,656,024
Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Options	Futures	Forward currency contracts	Swaps	Total
Credit contracts	$—	$ —	$—	$(252,822)	$(252,822)
Foreign exchange contracts	—	—	(104,375)	—	$(104,375)
Equity contracts	(4,685,592)	(176,157)	—	(508,277)	$(5,370,026)
Interest rate contracts	—	2,919,166	—	(145,063)	$ 2,774,103
Total	$(4,685,592)	$2,743,009	$(104,375)	$(906,162)	$(2,953,120)

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Note 9: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	BofA Securities, Inc.	Citibank, N.A.	Citigroup Global Markets, Inc.	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.
Assets:
Centrally cleared interest rate swap contracts §	$—	$—	$160,380	$—	$—	$—	$—	$—	$—
OTC Total return swap contracts *#	—	604,672	—	—	—	—	1,539,579	—	—
OTC Credit default contracts — protection sold *#	—	—	—	—	—	—	—	—	—
OTC Credit default contracts — protection purchased *#	—	—	—	—	—	246,770	29,605	—	—
Centrally cleared credit default contracts §	—	—	805,989	—	—	—	—	—	—
Futures contracts §	—	—	—	14,040	—	—	—	—	—
Forward currency contracts #	—	15,682	—	—	206	—	150,656	124,352	32,955
Purchased options **#	—	—	—	—	198,224	—	—	—	—
Total Assets	$—	$620,354	$966,369	$14,040	$198,430	$246,770	$1,719,840	$124,352	$32,955
Liabilities:
Centrally cleared interest rate swap contracts §	—	—	95,184	—	—	—	—	—	—
OTC Total return swap contracts *#	—	344,140	—	—	—	—	1,929,041	—	—
OTC Credit default contracts — protection sold *#	61	—	—	—	—	52,947	—	—	—
OTC Credit default contracts — protection purchased *#	—	—	—	—	—	—	—	—	—
Centrally cleared credit default contracts §	—	—	800,455	—	—	—	—	—	—
Futures contracts §	—	—	—	310,903	—	—	—	—	—
Forward currency contracts #	133,680	21,160	—	—	90,764	—	29,315	4,467	49,219
Written options #	—	—	—	—	62,924	—	—	—	—
Total Liabilities	$133,741	$365,300	$895,639	$310,903	$153,688	$52,947	$1,958,356	$4,467	$49,219
Total Financial and Derivative Net Assets	$(133,741)	$255,054	$70,730	$(296,863)	$44,742	$193,823	$(238,516)	$119,885	$(16,264)
Total collateral received (pledged) †##	$(133,741)	$130,000	$—	$—	$44,742	$180,000	$—	$76,222	$—
Net amount	$—	$125,054	$70,730	$(296,863)	$—	$13,823	$(238,516)	$43,663	$(16,264)
Controlled collateral received (including TBA commitments) **	$—	$130,000	$—	$—	$70,000	$180,000	$—	$76,222	$—
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including TBA commitments) **	$(153,993)	$—	$—	$—	$—	$—	$—	$—	$—

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	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	Toronto-Dominion Bank	UBS AG	Wells Fargo Bank, N.A.	WestPac Banking Corp.	Total
Assets:
Centrally cleared interest rate swap contracts §	$—	$—	$—	$—	$—	$—	$—	$—	$—	$160,380
OTC Total return swap contracts *#	—	—	—	—	—	—	—	—	—	2,144,251
OTC Credit default contracts — protection sold *#	—	—	—	—	—	—	—	—	—	—
OTC Credit default contracts — protection purchased *#	25,200	33,285	7,622	—	—	—	—	—	—	342,482
Centrally cleared credit default contracts §	—	—	—	—	—	—	—	—	—	805,989
Futures contracts §	13,500	—	—	—	—	—	—	—	—	27,540
Forward currency contracts #	—	—	161,981	17,536	462,588	—	45,212	—	—	1,011,168
Purchased options **#	—	—	—	—	—	—	—	—	—	198,224
Total Assets	$38,700	$33,285	$169,603	$17,536	$462,588	$—	$45,212	$—	$—	$4,690,034
Liabilities:
Centrally cleared interest rate swap contracts §	—	—	—	—	—	—	—	—	—	95,184
OTC Total return swap contracts *#	—	—	—	—	—	—	—	—	—	2,273,181
OTC Credit default contracts — protection sold *#	31,871	—	36,116	—	—	—	—	—	—	120,995
OTC Credit default contracts — protection purchased *#	—	—	—	—	—	—	—	—	—	—
Centrally cleared credit default contracts §	—	—	—	—	—	—	—	—	—	800,455
Futures contracts §	626,923	—	—	—	—	—	—	—	—	937,826
Forward currency contracts #	—	—	58,661	84,856	6,682	5,789	52,157	—	19,178	555,928
Written options #	—	—	—	—	—	—	—	—	—	62,924
Total Liabilities	$658,794	$—	$94,777	$84,856	$6,682	$5,789	$52,157	$—	$19,178	$4,846,493
Total Financial and Derivative Net Assets	($620,094)	$33,285	$74,826	$(67,320)	$455,906	$(5,789)	$(6,945)	$—	$(19,178)	$(156,459)
Total collateral received (pledged) †##	$—	$33,285	$40,000	$(67,320)	$455,906	$—	$—	$—	$—
Net amount	($620,094)	$—	$34,826	$—	$—	$(5,789)	$(6,945)	$—	$(19,178)
Controlled collateral received (including TBA commitments) **	$18,000	$87,552	$40,000	$—	$528,092	$—	$—	$10,763	$—	$1,140,629
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including TBA commitments) **	$—	$—	$—	$(122,237)	$—	$—	$—	$—	$—	$(276,230)
*	Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.
**	Included with Investments in securities on the Statement of assets and liabilities.
†	Additional collateral may be required from certain brokers based on individual agreements.
#	Covered by master netting agreement (Note 1).
##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.
§	Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $5,005,920 and $3,184,594, respectively.

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Dynamic Asset Allocation Growth Fund

Federal tax information (Unaudited)

Pursuant to §852 of the Internal Revenue Code, as amended, the fund hereby designates $173,661,211 as a capital gain dividend with respect to the taxable year ended September 30, 2024, or, if subsequently determined to be different, the net capital gain of such year.

The fund designated $13,887,959 of income eligible as qualifying for the dividends received deduction for corporations.

For the reporting period, the fund hereby designates $25,490,055, or the maximum amount allowable, of its taxable ordinary income earned as qualified dividends taxed at the individual net capital gain rates.

For the reporting period, pursuant to §871(k) of the Internal Revenue Code, the fund hereby designates $14,613,271 of distributions paid as qualifying to be taxed as interest-related dividends, and no monies to be taxed as short-term capital gain dividends for nonresident alien shareholders.

The Form 1099 that will be mailed to you in January 2025 will show the tax status of all distributions paid to your account in calendar 2024.

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Changes in and disagreements with accountants

Not applicable

Results of any shareholder votes (Unaudited)

November 27, 2023 special meeting
At the meeting, a new Management Contract for your fund with Putnam Investment Management, LLC was approved, as follows:
Votes for	Votes against	Abstentions/Votes withheld
60,109,227	1,419,722	3,951,068
At the meeting, a new Sub-Management Contract for your fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:
Votes for	Votes against	Abstentions/Votes withheld
59,735,621	1,641,905	4,102,490
At the meeting, a new Sub-Advisory Contract for your fund between Putnam Investment Management, LLC, Putnam Investments Limited and The Putnam Advisory Company, LLC was approved, as follows:
Votes for	Votes against	Abstentions/Votes withheld
59,671,661	1,677,229	4,131,127
All tabulations are rounded to the nearest whole number.

Remuneration paid to directors, officers, and others

Remuneration paid to directors, officers, and others is included in the Notes to financial statements above.

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Dynamic Asset Allocation Growth Fund

Board approval of management and subadvisory agreements (Unaudited)

At its meeting on September 27, 2024, the Board of Trustees of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam mutual funds, closed-end funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”), approved a new Sub-Advisory Agreement (the “New FTIML Sub-Advisory Agreement”) between Franklin Advisers, Inc. (“Franklin Advisers”) and its affiliate, Franklin Templeton Investment Management Limited (“FTIML”), and an amended and restated Sub-Advisory Contract (the “Amended PAC Sub-Advisory Contract”) between Franklin Advisers and its affiliate, The Putnam Advisory Company, LLC (“PAC”). Franklin Advisers, FTIML, and PAC are each direct or indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Templeton”). (Because FTIML and PAC are affiliates of Franklin Advisers and Franklin Advisers remains fully responsible for all services provided by FTIML and PAC, the Trustees did not attempt to evaluate FTIML and PAC as separate entities.)

The Board of Trustees, with the assistance of its Contract Committee (which consists solely of Independent Trustees) and its independent legal counsel (as that term is defined in Rule 0-1(a)(6)(i) under the 1940 Act), requested and evaluated all information it deemed reasonably necessary under the circumstances in connection with its review of the New FTIML Sub-Advisory Agreement and the Amended PAC Sub-Advisory Contract. At its September 2024 meeting, the Contract Committee met with representatives of Franklin Templeton, and separately in executive session, to consider the information provided. At the September Trustees’ meetings, the Contract Committee also met in executive session with the other Independent Trustees to discuss its observations and recommendations. Throughout this process, the Contract Committee was assisted by the members of the Board of Trustees’ independent staff and by independent legal counsel for the Independent Trustees.

Considerations in connection with the Trustees’ approval of the New FTIML Sub-Advisory Agreement

The Trustees considered the proposed New FTIML Sub-Advisory Agreement in connection with the planned November 1, 2024 merger (the “Merger”) of Putnam Investments Limited (“PIL”), an affiliate of Franklin Advisers and a sub-adviser to your fund prior to the Merger, with and into FTIML. In connection with the Merger, PIL investment professionals would become employees of FTIML, and, upon consummation of the Merger, PIL would cease to exist as a separate legal entity.

The Trustees noted that Franklin Templeton viewed the Merger as a further step in the integration of the legacy Putnam and Franklin Templeton organizations, offering potential operational efficiencies and enhanced investment resources for the funds. The Trustees also considered, among other factors, that:

• The Merger and the New FTIML Sub-Advisory Agreement would not result in any reduction or material change in the nature or the level of the sub-advisory services provided to the funds;

• The PIL portfolio managers who are responsible for the day-to-day management of the applicable funds would be the same immediately prior to, and immediately after, the Merger, and these investment personnel would have access to the same research and other resources to support their respective investment advisory functions and operate under the same conditions both immediately before and after the Merger;

• Despite a change in the sub-advisory fee structure for certain funds, the New FTIML Sub-Advisory Agreement would not result in an increase in the advisory fee rates payable by each fund, as Franklin Advisers would be responsible for overseeing the investment advisory services provided to the applicable funds by FTIML under the New FTIML Sub-Advisory Agreement and would compensate FTIML for such services out of the fees it receives under each fund’s Management Contract with Franklin Advisers; and

• The terms of the New FTIML Sub-Advisory Agreement were substantially similar to those under the New PIL Sub-Management Contract (defined below) 1 between Franklin Advisers and PIL.

The Trustees also considered that, prior to the Merger, counsel to Franklin Advisers and FTIML had provided a legal opinion that the Merger and the appointment of FTIML as sub-adviser to the funds would not result in an “assignment” under the 1940 Act of the New PIL Sub-Management Contract and that the New FTIML Sub-Advisory Agreement did not require shareholder approval.

The Trustees also took into account that they had most recently approved the fund’s New PIL Sub-Management Contract in June 2024. Because, other than the parties to the contract, the revised sub-advisory fee structure for certain funds, and certain other non-substantive changes to contractual terms, the New FTIML Sub-Advisory Agreement was substantially similar to the New PIL Sub-Management Contract, the Trustees relied to a considerable extent on their previous approval of the New PIL Sub-Management Contract, which is described below.

Considerations in connection with the Trustees’ approval of the Amended PAC Sub-Advisory Contract

With respect to the proposed Amended PAC Sub-Advisory Contract, the Trustees considered that the contract was being amended and restated to remove PIL as a party to the contract, revise the sub-advisory fee structure for certain funds, and make certain other non-substantive changes to contractual terms. The Trustees noted that removing PIL from the New PAC Sub-Advisory Contract (defined below) among Franklin Advisers, PIL, and PAC would have no impact on the management of the funds, since Franklin Advisers, and not PIL, had been (under the New PAC Sub-Advisory Contract), and would continue to be (under the Amended PAC Sub-Advisory Contract), responsible for overseeing any services provided by PAC to the applicable funds. The Trustees also considered that the Amended PAC Sub-Advisory Contract would not result in an increase in the advisory fee rates payable by each fund, as Franklin Advisers would compensate PAC for such services out of the fees it receives under each fund’s Management Contract with Franklin Advisers.

Board of Trustees’ Conclusions

After considering the factors described above and those described below under the heading “Considerations and conclusions in connection with the Trustees’ June 2024 approvals,” as well as other factors, the Board of Trustees, including all of the Independent Trustees, concluded that the fees payable under the New FTIML Sub-Advisory Agreement and the Amended PAC Sub-Advisory Contract represented reasonable compensation in light of the nature and quality of the services that would be provided to the funds, and determined to approve the New FTIML Sub-Advisory Agreement and the Amended PAC Sub-Advisory Contract

1 The New PIL Sub-Management Contract was operative until the effective date of the Merger, November 1, 2024, and was replaced by the New FTIML Sub-Advisory Agreement effective as of that date.

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for your fund. These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor.

Considerations and conclusions in connection with the Trustees’ June 2024 approvals

At its meeting on June 28, 2024, the Board of Trustees of your fund, including all of the Independent Trustees, approved a New Management Contract (defined below) between your fund and Franklin Advisers, a New PIL Sub-Management Contract (defined below) for your fund between Franklin Advisers and its affiliate, PIL, a New PAC Sub-Advisory Contract (defined below) for your fund among Franklin Advisers, PIL, and PAC, and a new subadvisory agreement (the “New Putnam Management Subadvisory Agreement”) for your fund between Franklin Advisers and Putnam Investment Management, LLC (“Putnam Management”) (collectively, the “New Advisory Contracts”). Franklin Advisers, Putnam Management, PIL, and PAC are each direct or indirect, wholly-owned subsidiaries of Franklin Templeton.

The Trustees considered the proposed New Advisory Contracts in connection with an internal reorganization (the “Reorganization”) whereby the fixed income and Investment Solutions investment operations of Putnam Management, your fund’s investment adviser prior to the Reorganization, were combined with those of Franklin Advisers. As part of the Reorganization, Franklin Advisers assumed the role of investment adviser for your fund and the other Putnam fixed income and Investment Solutions mutual funds, exchange-traded funds and closed-end funds (collectively, the “FI/IS Funds”), which was accomplished through a transfer by Putnam Management of all of its rights and obligations under the previous management contracts between Putnam Management and the FI/IS Funds (the “Previous Management Contracts”), the previous sub-management contract between Putnam Management and its affiliate, PIL, with respect to the FI/IS Funds (the “Previous Sub-Management Contract”), and the previous sub-advisory contract among Putnam Management, PIL, and PAC with respect to the FI/IS Funds (the “Previous Sub-Advisory Contract,” and, together with the Previous Management Contracts and the Previous Sub-Management Contract, the “Previous Contracts”) to Franklin Advisers (the “Contract Transfers”) by means of assignment and assumption agreements (the Previous Management Contracts, the Previous Sub-Management Contract, and the Previous Sub-Advisory Contract, as modified by the terms of the related assignment and assumption agreements, are hereinafter referred to as the “New Management Contracts,” the “New PIL Sub-Management Contract,” and the “New PAC Sub-Advisory Contract,” respectively). (Because PIL and PAC are affiliates of Franklin Advisers and Franklin Advisers remains fully responsible for all services provided by PIL and PAC, the Trustees did not attempt to evaluate PIL or PAC as separate entities.)

In addition to the New Management Contracts, New PIL Sub-Management Contract, and New PAC Sub-Advisory Contract, the Board of Trustees of your fund considered and approved the New Putnam Management Subadvisory Agreement pursuant to which Franklin Advisers retained Putnam Management as sub-adviser for each FI/IS Fund so that, following the Reorganization, Putnam Management’s equity team, which was not part of the Reorganization, could continue to provide certain services that it had historically provided to the FI/IS Funds, including, as applicable, the management of the equity portion of a FI/IS Fund’s portfolio, including equity trade execution services, the provision of derivatives and other investment trading facilities for a transitional period, and the provision of proxy voting services for a transitional period (the “Services”).

In connection with the review process, the Independent Trustees’ independent legal counsel (as that term is defined in Rule 0-1(a)(6)(i) under the 1940 Act) met with representatives of Putnam Management and Franklin Templeton to discuss the contract review materials that would be furnished to the Contract Committee. The Board of Trustees, with the assistance of its Contract Committee (which consists solely of Independent Trustees) and its independent legal counsel, requested and evaluated all information it deemed reasonably necessary under the circumstances in connection with its review of the New Management Contracts. Over the course of several months ending in June 2024, the Contract Committee met on a number of occasions with representatives of Putnam Management and Franklin Templeton, and separately in executive session, to consider the information provided. Throughout this process, the Contract Committee was assisted by the members of the Board of Trustees’ independent staff and by independent legal counsel for the Independent Trustees.

At the Board of Trustees’ June 2024 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the approval of the New Advisory Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to discuss its observations and recommendations.

The Trustees noted that Franklin Templeton viewed the Reorganization as a further step in the integration of the legacy Putnam Management and Franklin Advisers fixed income and Investment Solutions organizations, offering potential operational efficiencies and enhanced investment resources for the FI/IS Funds. The Trustees also considered, among other factors, that:

• The Contract Transfers would not result in a change in the senior management at Franklin Templeton, so that the same management will be in place before and after the Contract Transfers, which contemplate no reduction in the nature and level of the advisory and administrative services provided to the FI/IS Funds;

• The portfolio managers who are responsible for the day-to-day management of the FI/IS Funds would be the same immediately prior to, and immediately after, the Contract Transfers, and these investment personnel would have access to the same research and other resources to support their respective investment management functions both before and immediately after the Contract Transfers; and

• The Contract Transfers would not result in an increase in the advisory fee rates payable by each FI/IS Fund and that, other than an acknowledgment by Franklin Advisers and Putnam Management that for purposes of the New Management Contracts, each applicable FI/IS Fund will continue to be “an open-end fund sponsored by Putnam Management,” for purposes of calculating the advisory fee rates, and updating the parties to the agreements, the terms of the New Management Contracts, New PIL Sub-Management Contract, and New PAC Sub-Advisory Contract were substantially identical to those under the Previous Contracts (including with respect to the term of the New Management Contracts, New PIL Sub-Management Contract, and New PAC Sub-Advisory Contract, which run through June 30, 2025, unless the contracts are sooner terminated or continued pursuant to their terms).

With respect to the New Putnam Management Subadvisory Agreement, the Trustees considered that, under the agreement, Putnam Management would provide any necessary Services to the applicable FI/IS Fund under

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Dynamic Asset Allocation Growth Fund

generally the same terms and conditions related to the FI/IS Fund as such Services were previously provided by Putnam Management under the FI/IS Fund’s Previous Management Contract. The Trustees also considered that Franklin Advisers would be responsible for overseeing the Services provided to the FI/IS Funds by Putnam Management under the New Putnam Management Subadvisory Agreement and would compensate Putnam Management for such services out of the fees it receives under the New Management Contracts. The Trustees further noted Franklin Advisers’ and Putnam Management’s representations that Putnam Management’s appointment as sub-adviser to the FI/IS Funds would not result in any material change in the nature or level of investment advisory services provided to the FI/IS Funds.

The Trustees also considered that, prior to the Reorganization, counsel to Franklin Advisers and Putnam Management had provided a legal opinion that the Contract Transfers would not result in an “assignment” under the 1940 Act of the Previous Contracts or a material amendment of those contracts, and, therefore, the New Management Contracts, New PIL Sub-Management Contract, and New PAC Sub-Advisory Contract did not require shareholder approval. In addition, the Trustees considered that counsel to Franklin Advisers and Putnam Management had provided a legal opinion that shareholder approval of the New Putnam Management Subadvisory Agreement was not required under the 1940 Act.

General conclusions

In addition to the above considerations, the Independent Trustees’ approvals were based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds and the application of certain reductions and waivers noted below; and

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Franklin Advisers of any economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. The considerations and conclusions discussed herein were also informed by the fact that there would be continuity in the management of the FI/IS Funds, including your fund, immediately following the Reorganization (i.e., the same portfolio managers that managed the fund prior to the Reorganization would be in place immediately following the Reorganization). The Trustees also considered that the FI/IS Funds had no operating history with Franklin Templeton or its affiliates prior to 2024.

Management fee schedules and total expenses

Under its Previous Management Contract and under its New Management Contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with reduced fee levels as assets under management in the Putnam family of funds increase (“Fund Family Breakpoints”). The Trustees considered that breakpoints in a fund’s management fee schedule, such as the Fund Family Breakpoints in place for your fund, were one way in which economies of scale in managing a fund can be shared with the fund’s shareholders. The Trustees reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds have implemented so-called “all-in” or unitary management fees covering substantially all routine fund operating costs.)

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees, Putnam Management and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations. These expense limitations were: (i) a contractual expense limitation applicable to specified mutual funds, including your fund, of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified mutual funds, including your fund, of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). These expense limitations attempt to maintain competitive expense levels for the funds. Most funds, including your fund, had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2023. Franklin Advisers, who now serves as your fund’s investment adviser following the Reorganization, and PSERV have agreed to maintain these expense limitations until at least January 30, 2026. Franklin Advisers’ and PSERV’s commitment to these expense limitation arrangements, which were intended to support an effort to have fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve your fund’s New Advisory Contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the third quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the fourth quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2023. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2023 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included year-over-year data with respect to revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the Trustees also reviewed an analysis of the revenues, expenses and profitability of Putnam Management and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2023 for each of the applicable agreements separately and for the agreements taken together on a combined basis. The Trustees also reviewed the revenues, expenses and profitability of Franklin Templeton’s global investment management

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business and its U.S. registered investment company business, which includes the financial results of Franklin Advisers. Because the FI/IS Funds had no operating history with Franklin Templeton or its affiliates, the Trustees did not review fund-by-fund profitability information for Franklin Templeton. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services to be provided by Franklin Advisers (which are substantially identical to those historically provided by Putnam Management) and represented an appropriate sharing between fund shareholders and Franklin Advisers of any economies of scale as may exist in the management of the funds at that time.

The information examined by the Trustees in connection with their review of the New Advisory Contracts included information regarding services provided and fees charged by Putnam Management and its affiliates to other clients, including collective investment trusts offered in the defined contribution retirement plan market, sub-advised mutual funds, private funds sponsored by affiliates of Putnam Management, model-only separately managed accounts and Putnam Management’s manager-traded separately managed account programs. This information included, in cases where a product’s investment strategy corresponds with a FI/IS Fund’s strategy, comparisons of those fees with fees charged to the funds, as well as an assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees also considered information regarding services provided and fees charged by Franklin Advisers and its other Franklin Templeton affiliates to other clients, including U.S. registered mutual funds, funds organized outside of the United States (i.e., offshore funds), separate accounts (including separately managed accounts), collective investment trusts and sub-advised funds, which included, where applicable, the specific fees charged to strategies that are comparable to those of the FI/IS Funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that Putnam Management historically provided and that Franklin Advisers will provide to the FI/IS Funds as investment adviser and those that they provide to their other clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s Previous Management Contract and was also a significant factor in considering approval of your fund’s New Management Contract, since the portfolio managers of your fund that were employed by Putnam Management prior to the Reorganization would continue to serve as portfolio managers of your fund immediately following the Reorganization as employees of Franklin Advisers. The Trustees were assisted in their review of Putnam Management’s investment process and performance by the work of the investment oversight committees of the Trustees and the full Board of Trustees, which met on a regular basis with individual portfolio managers and with senior management of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provided a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period. In addition to Putnam Management’s investment process and performance, the Trustees considered aggregate performance information for Franklin Advisers’ fixed income and Investment Solutions investment strategies, and also met with senior investment leadership at Franklin Advisers, including the respective heads of the fixed income and Investment Solutions teams and the Head of Public Market Investments.

The Trustees considered that, in the aggregate, peer-relative and benchmark-relative Putnam fund performance was generally strong in 2023 against a backdrop of largely solid fixed income markets and strong but volatile equity markets, which were characterized by a concentration of performance among large-cap growth stocks. The Trustees also noted that corporate earnings and employment figures continued to generally show strength, underpinning market rallies in 2023, while inflation concerns, Federal Reserve actions to reduce inflation and geopolitical tensions continued to be a focus of investors. For the one-year period ended December 31, 2023, the Trustees considered that the Putnam funds, on an asset-weighted basis, ranked in the 32nd percentile of their peers as determined by LSEG Lipper (“Lipper”) and, on an asset-weighted-basis, outperformed their benchmarks by 2.8% gross of fees over the one-year period. The Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 31st, 21st, and 22nd percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2023, respectively. The Trustees further noted that the funds, in the aggregate, outperformed their benchmarks on a gross basis for each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar, Inc. ratings assigned to the funds, noting that 45 funds were rated four or five stars at the end of 2023, which represented an increase of 5 funds year-over-year. The Trustees also considered that 18 funds were five-star rated at the end of 2023, which was a year-over-year increase of 11 funds, and that 90% of the funds’ aggregate assets were in four- or five-star rated funds at year end.

In addition to the performance of the individual Putnam funds, the Trustees considered, as they had in prior years, the performance of The Putnam Fund complex versus competitor fund complexes, as reported in the Barron’s/Lipper Fund Families survey (the “Survey”). The Trustees noted that the Survey ranks mutual fund companies based on their performance across a variety of asset types, and that The Putnam Fund complex had performed exceptionally well in 2023. In this regard, the Trustees considered that The Putnam Fund complex had ranked 1st out of 49 fund companies, 1st out of 47 fund companies and 5th out of 46 fund companies for the one-year, five-year and ten-year periods, respectively. The Trustees also noted that 2023 had marked the seventh year in a row that The Putnam Fund complex had ranked in the top ten fund companies. They also noted, however, the disappointing investment performance of some Putnam funds for periods ended December 31, 2023 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular

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funds. The Trustees indicated their intention to continue to monitor the performance of those funds.

For purposes of the Trustees’ evaluation of the Putnam funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of Putnam funds with relatively unique investment mandates for which Putnam Management informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class A share cumulative total return performance at net asset value was in the following quartiles of its Lipper peer group (Lipper Mixed-Asset Target Allocation Growth Funds) for the one-year, three-year and five-year periods ended December 31, 2023 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):

One-year period	Three-year period	Five-year period
1st	1st	1st

For the one-year period ended December 31, 2023, your fund’s performance was in the top decile of its Lipper peer group. Over the one-year, three-year and five-year periods ended December 31, 2023, there were 469, 443 and 417 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

Brokerage and soft-dollar allocations and other benefits; distribution

The Trustees considered various potential benefits that Franklin Advisers and Putnam Management may receive in connection with the services provided under the New Advisory Contracts to your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Franklin Advisers and Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used predominantly to acquire brokerage and research services (including third-party research and market data) that would enhance Franklin Advisers’ and Putnam Management’s investment capabilities and supplement their internal research efforts. The Trustees intend to continue to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee. In addition, with the assistance of their Brokerage Committee, the Trustees intend to continue to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

The Trustees also considered other potential benefits that Franklin Advisers and Putnam Management may receive in connection with the services provided under the New Advisory Contracts to your fund. These potential benefits included, among others, Franklin Advisers’ and Putnam Management’s registered fund businesses aiding in the growth of their non-registered fund businesses and the use of an affiliated transfer agent’s services (in the case of your fund, PSERV, which is affiliated with Franklin Advisers and Putnam Management), where the fees for those services are paid by the fund.

Franklin Advisers may also receive benefits from payments made to Franklin Advisers’ affiliates by the mutual funds for distribution services. In connection with the consolidation of Putnam Retail Management Limited Partnership (“PRM”) with Franklin Distributors, LLC (“FD”), which took place on August 2, 2024 (the “Consolidation”), the Trustees appointed FD as principal underwriter of the mutual funds, effective on August 2, 2024. Both PRM and FD are affiliates of Franklin Advisers and Putnam Management. In approving the continuation of your fund’s distribution plans, the Trustees concluded that the fees payable by the mutual funds to PRM, prior to FD succeeding PRM as principal underwriter for the mutual funds, and to be paid to FD, once it assumed the role of principal underwriter, for distribution services were fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PRM and FD, as applicable, in providing such services.

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© 2024 Franklin Templeton. All rights reserved.	38952-AFSOI 11/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 13. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 16. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 17. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a) No

(b) No

Item 19. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds and Franklin Templeton are filed herewith.

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

(a)(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith:

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Asset Allocation Funds

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Accounting Officer

Date: November 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz

Jonathan S. Horwitz Principal Executive Officer

Date: November 22, 2024

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Financial Officer

Date: November 22, 2024